File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post-Effective Amendment Number 87

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 88

Ohio National Fund, Inc.

(Exact Name of Registrant)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Ohio National Fund, Inc.

One Financial Way • Montgomery, Ohio 45242 • Telephone 800.366.6654

Ohio National Fund, Inc. (“Fund”) is a mutual fund with 25 separate investment portfolios. This Prospectus describes 20 portfolios of the Fund. The Fund’s investment adviser is Ohio National Investments, Inc. (the “Adviser”). Fund shares are offered only to separate accounts of The Ohio National Life Insurance Company ("ONLI"), Ohio National Life Assurance Corporation (together with ONLI referred to as “Ohio National Life”) and National Security Life and Annuity Company (“National Security”). The separate accounts use Fund shares as the underlying investments for variable annuities and variable life insurance contracts issued by Ohio National Life and National Security. Some variable contracts do not permit allocations to all the portfolios. Your variable contract prospectus identifies the portfolios available under your contract.

An investment in the portfolios through a variable contract is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s portfolios covered by this prospectus are:

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This prospectus sets forth concisely the information about the Fund you need to know before you purchase an Ohio National Life or National Security variable contract. Keep this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2019

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ON Equity Portfolio

Investment Objective

Seeks long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

The Portfolio is managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in May 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

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Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on May 1, 2019. From July 1, 2018 through April 30, 2019, the Portfolio was managed by ClearBridge Investments, LLC. From August, 1999 to June 30, 2018, the Portfolio was managed by ClearBridge, LLC. Performance returns shown below for periods prior to May 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 28.02%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -16.33%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Equity Portfolio	-13.82%	4.12%	10.95%
S&P 500® Index	-4.38%	8.49%	13.12%

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Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since May 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Portfolio since May 2019.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Bond Portfolio

Investment Objective

Seeks high level of income and opportunity for capital appreciation consistent with preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.06%
Total Annual Fund Operating Expenses	0.59%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in intermediate-term and long-term fixed-income securities. These generally have a remaining maturity of 5 years or more when purchased. Under normal circumstances, at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) will be invested in:

•  publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned one of the four highest bond ratings by Moody’s or Standard and Poor’s (“S&P”); and

• corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

This Portfolio normally includes debt securities with varying maturities selected from various industries, depending upon the Adviser’s evaluation of current and anticipated market conditions. This Portfolio may also invest in U.S. government securities.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does

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not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 11.45%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -2.98%. That was the quarter ended on June 30, 2013. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Bond Portfolio	-3.08%	2.86%	5.33%
ICE BofA Merrill Lynch U.S. Corporate Master Index	-2.25%	3.34%	6.10%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Gary Rodmaker, CFA, FLMI, has been a co-portfolio manager for the Portfolio since January 2015. Mr. Rodmaker is Vice President, Fixed Income Securities for Ohio National Life. Nick Trivett, CFA, has been a co-portfolio manager for the Portfolio since January 2019. Mr. Trivett is Second Vice President, Investments for Ohio National Life.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON BlackRock Balanced Allocation Portfolio

(formerly, ON Omni Portfolio)

Investment Objective

Seeks high level of long-term total return consistent with preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by

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the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.17%
Total Annual Fund Operating Expenses	0.75%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in stocks, bonds and money market instruments. The Adviser adjusts the mix of investments from time to time among the various asset classes (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential of changing market and economic conditions. Under normal circumstances, the Portfolio invests up to 75% of its total assets in equity securities and will maintain a minimum of 25% of its total assets in fixed-income securities. Sometimes the Portfolio may not be invested in all three of the asset classes.

The Portfolio’s principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the asset classes.

The equity component of the Portfolio (stock asset class) is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the equity component of the Portfolio in February 2019. Within the equity component, BlackRock seeks long-term growth of capital. Current income is a secondary goal for the equity component.

BlackRock seeks to pursue these goals by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the equity component of the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The equity component may be invested in equity securities, including common stock, or securities or other instruments whose price is linked to the value of common stock.

Within the fixed-income component of the Portfolio (bond asset class), the Adviser seeks a high level of income. Capital appreciation, consistent with capital preservation, is a secondary goal of the fixed-income component. The Adviser invests in bonds without limitation as to quality, maturity and duration. Within the money market component of the Portfolio (the money market asset class), the Adviser may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes. The Adviser seeks maximum current income consistent with the preservation of principal and liquidity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

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Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. Investment in this Portfolio involves all of the risks associated with investing in portfolios concentrating in each of the three asset classes. There is also the risk that at any given time this Portfolio will invest too much or too little in each asset class. On the other hand, since the risk factors affecting each asset class are different, the risks of each asset class often offset one another. As a result, this Portfolio is sometimes less volatile than a portfolio investing only in stocks or bonds. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Asset Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the manager’s skill in determining the Portfolio’s asset allocation mix (its allocation among the three asset classes). There is the possibility that the manager’s evaluations and assumptions regarding asset classes will not successfully achieve high long-term total return in view of actual market trends.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does

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not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the equity component of the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the equity component of the Portfolio was sub-advised by Suffolk Capital Management, LLC (“Suffolk”) using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 14.66%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -17.51%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio)	-14.57%	5.48%	10.68%
S&P 500® Index*	-4.38%	8.49%	13.12%
70% S&P 500® Index/30% ICE BofA Merrill Lynch U.S. Corporate Master Index**	-3.51%	7.06%	11.17%

*Primary benchmark

**Secondary benchmark. The 70% S&P 500® Index/30% ICE BofA Merrill Lynch U.S. Corporate Master Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds.

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Gary Rodmaker, CFA, FLMI, has been a co-portfolio manager of the fixed income component of the Portfolio since 2016. Mr. Rodmaker is Vice President, Fixed Income Securities for Ohio National Life. Nick Trivett, CFA, has been a co-portfolio manager of the fixed income component of the Portfolio since January 2019. Mr. Trivett is Second Vice President, Investments for Ohio National Life.

BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the equity component of the Portfolio. BlackRock has been a sub-adviser for the equity component of the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the equity component of the Portfolio since February 2019.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may

10

purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON International Equity Portfolio

Investment Objective

Seeks long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.11%
Total Annual Fund Operating Expenses	0.86%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of foreign companies. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $1.15 billion to $247.95 billion as of December 31, 2018) that the portfolio managers believe are undervalued based on their evaluation of a company’s earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the portfolio managers look for established companies in economically developed, foreign countries, and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located, at the time of the investment, in emerging market countries. The portfolio managers define emerging market countries as countries included in the MSCI Emerging Markets Index.

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The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

The Portfolio is sub-advised by Lazard Asset Management LLC (“Lazard”) under a subadvisory agreement with the Adviser. Prior to May 1, 2017, the Portfolio was managed by a different sub-adviser.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Small and Midsize Capitalization Company Risk — Small and midsize capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. In addition, small and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. Small and midsize capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Lazard began sub-advising the Portfolio under its current strategy on May 1, 2017. From January 1, 1999 through April 28, 2017, the Portfolio was sub-advised by Federated Global Investment Management Corp. ("Federated Global") using a different strategy. Performance returns shown below for periods prior to May 1, 2017 are those of Federated Global and are not indicative of returns of the current strategy or sub-adviser.

12

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 23.46%. That was the quarter ended on September 30, 2009. The lowest return for a quarter was -23.76%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON International Equity Portfolio	-13.33%	-1.15%	5.63%
MSCI EAFE Index (Net-USD)	-13.79%	0.53%	6.32%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Lazard Asset Management LLC (“Lazard”) serves as the investment sub-adviser for the Portfolio. Lazard has been a sub-adviser for the Portfolio since May 1, 2017. Michael G. Fry, Michael A. Bennett, Kevin J. Matthews, and Michael Powers are Managing Directors at Lazard, John R. Reinsberg is a Deputy Chairman at Lazard and Giles Edwards is a Portfolio Manager at Lazard. Mr. Fry, Mr. Bennett, Mr. Matthews, Mr. Powers, and Mr. Reinsberg have served as portfolio managers of the Portfolio since May 2017. Mr. Edwards has served as portfolio manager of the Portfolio since May 2019.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Foreign Portfolio

Investment Objective

Seeks long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by

13

the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.32%
Total Annual Fund Operating Expenses	1.17%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in foreign securities. The Portfolio will tend to be invested in common stock and other equity securities of companies located outside the U.S., including emerging market companies without respect to a company’s capitalization. Although the portfolio manager will search for investments across a large number of regions, countries and sectors, from time to time, based on economic conditions, the Portfolio may have significant positions in particular regions, countries or sectors.

For purposes of the Portfolio’s investments, emerging market companies are: (i) companies whose principal securities trading markets are in emerging market countries; (ii) companies that derive 50% or more of their total revenue from either goods or services produced or sales made in emerging market countries; (iii) companies that have 50% or more of their assets in emerging market countries; (iv) companies that are linked to currencies of emerging market countries; or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries. Emerging market countries are: (i) countries that are generally considered developing by the International Bank of Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as developing; or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index.

Depending on current market conditions, the Portfolio may invest in debt securities (bonds, notes and debentures) of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.

The Portfolio may, from time to time, seek to hedge against market risk, gain exposure to individual securities or generate additional income for the Portfolio by buying and selling (writing) exchange traded and over-the-counter equity put and call options on individual securities. The Portfolio may also, from time to time, seek to hedge (protect) against currency risks by using certain derivative instruments including currency and cross currency forwards and currency futures contracts.

The Portfolio may invest in convertible securities without regard to the ratings assigned by the rating services. The Portfolio also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Portfolio may invest up to 10% of its net assets in equity-linked notes (ELNs), which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option,

14

in a single note form. ELNs can provide the Portfolio with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative.

When choosing equity investments for the Portfolio, the portfolio manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the portfolio manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The portfolio manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The portfolio manager may consider selling a security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the portfolio manager believes another security is a more attractive investment opportunity.

The Portfolio is sub-advised by Templeton Global Advisors Limited (“Templeton”) under a subadvisory agreement with the Adviser. Prior to May 1, 2017, the Portfolio was managed by a different sub-adviser.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Small and Midsize Capitalization Company Risk — Small and midsize capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. In addition, small and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. Small and midsize capitalization companies are also sometimes more subject to failure.

Investment Style Risk — The Portfolio may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Portfolio’s style of investing, the Portfolio’s share price may lag that of other funds using a different investment style.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Focus Risk — To the extent that the Portfolio focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a portfolio that invests in a wider variety of countries, regions, industries, sectors or investments.

Depositary Receipts Risk — Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. The Portfolio could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various

15

services, including forwarding dividends and interest and corporate actions. The Portfolio would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Portfolio may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Equity-Linked Notes Risk — ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities move in an unexpected manner, a portfolio may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the portfolio’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the portfolio will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed- income investment.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Debt Securities Risk— Debt securities risk includes interest rate risk, credit risk and liquidity risk. With interest rate risk, prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio is subject to credit risk since it may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security. The Portfolio is also exposed to liquidity risk, which occurs if it may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Templeton began sub-advising the Portfolio under its current strategy on May 1, 2017. From January 1, 1999 through April 28, 2017, the Portfolio was managed by Federated Global Investment Management Corp. (“Federated Global”) using a different strategy. Performance returns shown below for periods prior to May 1, 2017 are those of Federated Global and are not indicative of returns of the current strategy or sub-adviser.

16

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 27.49%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -25.63%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Foreign Portfolio	-15.62%	-1.37%	7.75%
MSCI All Country World Ex-USA Index (Net-USD)	-14.20%	0.68%	6.57%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Templeton Global Advisors Limited serves as the investment sub-adviser for the Portfolio. Templeton has been a sub-adviser for the Portfolio since May 1, 2017. Tucker Scott, CFA and Christopher Peel, CFA, have been co-lead Portfolio Managers of the Portfolio since February 2019. Norman J. Boersma, CFA, and Heather Arnold, CFA have been back-up Portfolio Managers of the Portfolio since May 2017.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Capital Appreciation Portfolio

Investment Objective

Seeks long-term growth of capital.

17

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.10%
Total Annual Fund Operating Expenses	0.89%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market. Equity securities include common stocks or securities that may be converted into, or carry the right to buy, common stocks and preferred stocks. The Portfolio’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment.

The Portfolio is managed by Jennison Associates LLC (“Jennison”) under a subadvisory agreement with the Adviser. Jennison seeks companies having an attractive trade-off between good earnings, growth prospects and low valuation characteristics.

The Portfolio has a multi-capitalization nature, which allows it to invest in companies regardless of market capitalization parameters. However, the smallest companies in the Portfolio usually have a market capitalization of more than $1 billion. The Portfolio seeks to invest in companies with two distinct characteristics:

(1) Stocks of companies out of favor with investors, but expected by Jennison to experience a dynamic earnings cycle over the next 12 to 18 months because of –

• corporate restructuring;

• new product development;

• industry cycle turns;

• management’s increased focus on shareholder value and/or

(2) Companies currently delivering good growth characteristics but which are, in Jennison’s view, underpriced by the market because of –

• short-term earnings disappointments relative to the market’s expectations and/or

• market uncertainty that the company can sustain its current earnings growth.

18

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 23.03%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -18.62%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Capital Appreciation Portfolio	-13.58%	4.06%	12.23%

19

S&P 500® Index	-4.38%	8.49%	13.12%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by the sub-adviser of the Portfolio, Jennison. Brian M. Gillott, a Managing Director and Opportunistic Equity Portfolio Manager of Jennison, and Mark G. DeFranco, a Managing Director and Opportunistic Equity Portfolio Manager of Jennison, have been the portfolio managers of the Portfolio since 2000.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Janus Henderson Forty Portfolio

Investment Objective

Seeks long-term capital growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.09%
Total Annual Fund Operating Expenses	0.87%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not

20

reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is managed by Janus Capital Management LLC (“Janus”) under a subadvisory agreement with the Adviser. The Portfolio invests primarily in domestic and foreign equity securities (including common stock and preferred stock) selected for growth potential. The Portfolio seeks to invest in dominant growth companies with sustainable competitive advantages. Securities are generally selected on a stock-by-stock basis without regard to capitalization. The Portfolio normally concentrates its investments in a core group of 20-45 common stocks.

Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest, including emerging market countries; therefore, the Portfolio may at times have significant foreign exposure.

The Portfolio may invest without limit in foreign equity securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does

21

not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 21.63%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -16.12%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Janus Henderson Forty Portfolio	5.22%	10.90%	14.94%
Russell 1000® Growth Index	-1.51%	10.40%	15.29%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by Janus, the sub-adviser of the Portfolio. Doug Rao, a Portfolio Manager at Janus, has been Co-Portfolio manager of the Portfolio since June 2013. Nick Schommer, CFA, a Portfolio Manager at Janus, has been Co-Portfolio manager of the Portfolio since January 2016.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

22

ON Janus Henderson Venture Portfolio

Investment Objective

Seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.07%
Total Annual Fund Operating Expenses	0.85%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is managed by Janus Capital Management LLC (“Janus”) under a subadvisory agreement with the Adviser. Under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index for the previous 12 months). As of December 31, 2018, the capitalization range of the Russell 2000® Growth Index was between $11.67 million and $8.51 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. Janus seeks to identify individual companies with earnings growth potential that may not yet be recognized by the market at large. The Portfolio may also invest in securities of emerging growth companies. These are companies that Janus expects to experience above-average earnings or cash-flow growth or meaningful changes in underlying asset values. Realization of income is not a significant consideration in choosing the Portfolio’s investments.

Unless otherwise stated within its specific investment policies, the Portfolio may invest 15% of its assets in foreign equity securities (at time of purchase). The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary passive foreign investment companies. American Depositary Receipts and securities which are denominated in US dollars and traded in US markets are not subject to the 15% limitation.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

23

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.69%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -20.67%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

24

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Janus Henderson Venture Portfolio	-6.37%	6.40%	16.76%
Russell 2000® Growth Index	-9.31%	5.13%	13.52%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by Janus, the sub-adviser of the Portfolio. Jonathan D. Coleman, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has managed or co-managed since May 2013. Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since July 2016.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Janus Henderson Enterprise Portfolio

Investment Objective

Seeks long-term total return.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.12%
Total Annual Fund Operating Expenses	0.96%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

25

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is actively managed by Janus Capital Management LLC (“Janus”) under a subadvisory agreement with the Adviser. Prior to May 1, 2018, the Portfolio was known as the Mid Cap Opportunity Portfolio and was managed by Goldman Sachs Asset Management, L.P. (“GSAM”).

The Portfolio invests, under normal circumstances, at least 50% of its net assets (plus borrowings for investment purposes, if any) in equity securities of mid-cap companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Growth Index at the time of investment. As of December 31, 2018, the capitalization range of the Russell Midcap® Growth Index was between $1.56 billion and $35.62 billion. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 70-90 companies that are considered by Janus to be strategically positioned for long-term growth. The Portfolio invests primarily in publicly-traded U.S. securities.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Janus began sub-advising the Portfolio under its current strategy effective May 1, 2018. Prior to December 2009, this Portfolio was subadvised by RS Investment Management Co. LLC. From December 2009 through April 30, 2018, the

26

Portfolio was sub-advised by Goldman Sachs Asset Management, L.P. Performance returns shown below for periods prior to May 1, 2018 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 17.10%. That was the quarter ended on September 30, 2009. The lowest return for a quarter was -19.44%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Janus Henderson Enterprise Portfolio	-3.21%	5.76%	13.05%
Russell Midcap® Growth Index	-4.75%	7.42%	15.12%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by Janus, the sub-adviser of the Portfolio. Brian Demain has been a Portfolio Manager of the Portfolio since May 2018. Philip Cody Wheaton has also been a Portfolio Manager of the Portfolio since May 2018. Mr. Wheaton is also a Research Analyst at Janus.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON ClearBridge Small Cap Portfolio

Investment Objective

Seeks long-term capital appreciation.

27

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.06%
Total Annual Fund Operating Expenses	0.90%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks and other equity securities, including real estate securities, of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics. Small capitalization companies are those companies whose market capitalizations at the time of investment do not exceed the highest month-end market capitalization value of any stock in the Russell 2000® Index for the previous 12 months. The Portfolio may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

Under normal circumstances, the Portfolio’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The Portfolio will not invest more than 20% of its total assets in securities of companies that, at the time of investment, are involved in reorganizations or restructurings in connection with bankruptcy proceedings. The portfolio managers follow a valuation driven discipline in selecting securities, and therefore seek to purchase securities at discounts to the portfolio managers’ assessment of their intrinsic value. The Portfolio may invest in foreign equity securities, including securities of emerging market issuers. The Portfolio is managed by ClearBridge Investments, LLC (“ClearBridge”) under a sub-advisory agreement with the Adviser. Prior to September 25, 2015, the Portfolio was known as the Capital Growth Portfolio and was managed by a different sub-adviser. From September 25, 2015 through June 30, 2018, the Portfolio was managed by ClearBridge, LLC. Effective July 1, 2018, all of ClearBridge, LLC’s rights and obligations under the sub-advisory agreement for the Portfolio were transferred to ClearBridge Investments, LLC, an affiliated investment adviser.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

28

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Real Estate Risk — Real estate securities may include the risks of direct ownership of real estate. These include declines in real estate values, changing economic conditions and increasing interest rates.

Special Risks of Companies Undergoing Reorganization, Restructuring or a Spin-off — Investing in companies undergoing reorganization, restructuring or a spin-off involves special risks including that the transaction may not be completed on the terms or time frame contemplated (if at all), it may be difficult to obtain information on the financial condition of such companies, the issuer’s management may be addressing a type of situation with which it has little experience, and the fact that the market price of such securities are subject to above-average price volatility.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

ClearBridge Investments, LLC began sub-advising the Portfolio on July 1, 2018. From September 2003 through September 24, 2015, the Portfolio was managed by Eagle Asset Management, Inc. From September 25, 2015 through June 30, 2018, the Portfolio was managed by ClearBridge, LLC. Effective July 1, 2018, all of ClearBridge, LLC’s rights and obligations under the sub-advisory agreement for the ON ClearBridge Small Cap Portfolio were transferred to ClearBridge Investments, LLC, an affiliated investment adviser. Performance returns shown below for periods prior to July 1, 2018 are not indicative of returns of the current strategy or sub-adviser.

29

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.80%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.71%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON ClearBridge Small Cap Portfolio	-9.24%	5.43%	13.27%
Russell 2000® Index	-11.01%	4.41%	11.97%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by ClearBridge Investments, LLC, the sub-adviser of the Portfolio. Albert Grosman, a Managing Director and Portfolio Manager at ClearBridge, has been a co-portfolio manager of the Portfolio since September 2015. Brian Lund, CFA, a Managing Director and Portfolio Manager at ClearBridge, has been a co-portfolio manager of the Portfolio since September 2015.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON S&P 500® Index Portfolio

Investment Objective

Seeks total return approximating that of the Standard & Poor’s 500® Index (the “Index”) at a risk level consistent with that of the Index.

30

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.04%
Total Annual Fund Operating Expenses	0.38%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities that are included in the S&P 500® Index (the “Index”). In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell S&P 500® Index futures contracts in furtherance of its strategy.

This strategy is intended to replicate the performance of the S&P 500® Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the S&P 500® Index. There can be no assurance that the Portfolio’s investments will have the desired effect.

The market capitalization of the Index as of December 31, 2018 ranged from $2.94 billion and $785.03 billion.

The portfolio managers will sell a security in order to adjust the Portfolio to changes in the composition of the Index.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

31

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 15.77%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -13.95%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON S&P 500® Index Portfolio	-4.78%	8.02%	12.60%
S&P 500® Index	-4.38%	8.49%	13.12%

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Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC (“Geode”) serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal has been a Senior Portfolio Manager of the Portfolio since May 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and previously was an Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Manav Verma, CFA, has been a Portfolio Manager of the Portfolio since March 2018. Dan Glenn has been a Portfolio Manager of the Portfolio since January 2019. Michael Trotter has been an Assistant Portfolio Manager of the Portfolio since June 2018.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Federated High Income Bond Portfolio

Investment Objective

Seeks high current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.07%
Total Annual Fund Operating Expenses	0.75%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not

33

reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in lower-rated (BB or lower) corporate debt obligations commonly referred to as “junk bonds.” Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the objective of seeking high current income. Lower-rated debt securities are subject to a greater risk of loss of principal and interest than investments in higher rated bonds. The Portfolio is managed by Federated Investment Management Company (“Federated Investment”) under a subadvisory agreement with the Adviser.

Lower-rated debt securities have higher yields because of their greater risk of default. Federated Investment seeks to reduce this financial risk through careful security selection and diversification by both company and industry. Federated Investment looks for bonds believed to offer superior potential returns for the financial risk assumed. Federated Investment’s analysis focuses on the issuer’s financial condition, competitive position and management expertise. Federated Investment also considers current economic, market and industry factors affecting the issuer. Federated Investment typically does not consider interest rate risks because the prices of high yield bonds typically are influenced much more by financial risks, including potential default, than by changes in the general level of interest rates.

Fixed income securities in which the Portfolio invests may include preferred stocks, bonds, debentures, notes, zero-coupon securities, asset-backed securities, equipment lease certificates and equipment trust certificates. The Portfolio’s investments are generally rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s, or are not rated but are determined by Federated Investment to be of comparable quality, and may include bonds in default. There is no lower limit with respect to rating categories for securities in which the Portfolio may invest. These lower-rated securities have speculative characteristics. Changes in economic conditions or other circumstances are likely to make it more difficult for the companies issuing the bonds to make principal and interest payments than is the case with companies issuing higher rated bonds.

The Portfolio may invest in various kinds of convertible securities that can be exchanged for or converted into common stock. Convertible securities are often rated below investment grade or not rated because they generally fall below debt obligations and just above common stock in order of preference on the issuer’s balance sheet. The Portfolio may invest its assets, without limitation, in foreign securities, including those not publicly traded in the United States and emerging market debt securities. The Portfolio may use credit default swaps to implement elements of its investment strategy, as well as for cash flow management purposes.

The Portfolio may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or groups of lenders known as lending syndicates (loans and loan participations). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

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Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Loan Interest Risk — Loan instruments may be secured or unsecured. If secured, then the lenders have been granted rights to specific property (such as receivables, tangible goods, real property, or commodities), which is commonly referred to as collateral. The purpose of securing a loan is to allow the lenders to exercise their rights over the collateral if the loan is not repaid as required by the terms of lending agreement. The loan instruments in which the Portfolio may invest may involve borrowers, agent banks, co-lenders and collateral located both in the United States and outside of the United States (in both developed and emerging markets). The Portfolio treats loan instruments as a type of fixed-income security. (For purposes of the descriptions in this prospectus of these various risks, references to “issuer,” include borrowers in loan instruments.) Many loan instruments incorporate risk mitigation and insurance products into their structures, in an attempt to manage risks. There is no guarantee that these risk management techniques will work as intended. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans generally are subject to legal or contractual restrictions on resale.

Credit Default Swap Risk — Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer"). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year,

35

five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 19.22%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -4.98%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Federated High Income Bond Portfolio	-3.25%	3.36%	10.02%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index	-2.08%	3.84%	11.14%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by the sub-adviser of the Portfolio, Federated Investment. Mark Durbiano, a Senior Vice President of Federated Investment, has been the portfolio manager of the Portfolio since 2004.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Federated Strategic Value Dividend Portfolio

Investment Objective

Seeks growth of capital and income.

36

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.05%
Total Annual Fund Operating Expenses	0.76%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in high dividend paying common stocks with dividend growth potential. The Portfolio generally invests in large-capitalization or mid-capitalization stocks (which the portfolio managers generally define as stocks of companies with market capitalizations above $3 billion) of U.S. issuers. The Portfolio is managed by Federated Equity Management Company of Pennsylvania (“Federated Equity”) under a subadvisory agreement with the Adviser.

The strategy seeks to deliver a dividend yield that is higher than the broader market and to pursue competitive performance in both up and down markets, while targeting less risk than the broader market. The Portfolio focuses on high dividend paying companies that exhibit solid performance in periods of market weakness in an attempt to reduce risk. Federated Equity also attempts to manage risk through exposure to multiple sectors and industries. At the individual stock level, the Portfolio generally adheres to position size limits which may be adjusted over time in an attempt to further control portfolio risk. From a broad universe, stocks are prioritized on criteria including: dividend yield, dividend growth, strong financial condition, and performance during periods of market weakness. Companies that rank as highly attractive in the prioritization process are scrutinized using bottom-up fundamental proprietary research. Broad macroeconomic trends that can influence the outlook of sectors and industries are also taken into account.

Federated Equity believes a strategic emphasis on high dividend paying stocks can enhance performance over time, and that investment results can be enhanced by focusing on stocks with both the potential for future dividend growth and current dividend-oriented characteristics.

The Portfolio may invest in common stocks, American Depositary Receipts, real estate investment trusts (“REITs”) and foreign securities to implement its investment strategy.

Federated Equity’s sell discipline is a critical component of the investment process.  Generally, a stock is reviewed for sale when one or more of the following occur:

• the combination of dividend yield and dividend growth becomes inadequate;

• the investment thesis deteriorates;

• diminished management commitment to the dividend; and

37

• the stock’s weighting in the portfolio exceeds appropriate level.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price.In the case of equity securities, an increase in interest rates or changes in the stock market may cause a decline in value. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Portfolio's performance. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Risk Related to Investing for Dividend Income — There is no guarantee that the issuers of the stocks held by the Portfolio will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend paying stocks are typically less volatile than non-dividend paying stocks. Accordingly, the Portfolio’s performance may lag behind the general market when dividend paying stocks are out of favor.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

ADRs and Domestically Traded Securities of Foreign Issuers Risk — Because the Portfolio may invest in American Depositary Receipts (“ADRs”) and other domestically traded securities of foreign companies, the Portfolio’s share price may be more affected by the risks of foreign investing.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Real Estate Risk — Real estate securities, including REITs, may include the risks of direct ownership of real estate. These include declines in real estate values, changing economic conditions and increasing interest rates.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

38

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.65%. That was the quarter ended on September 30, 2010. The lowest return for a quarter was -15.06%. That was for the quarter ended on March 31, 2009. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Federated Strategic Value Dividend Portfolio	-8.45%	6.40%	9.68%
Dow Jones U.S. Select Dividend Index	-5.94%	8.49%	12.26%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by the sub-adviser of the Portfolio, Federated Equity. Daniel Peris, Chartered Financial Analyst, has been a Senior Portfolio Manager of the Portfolio since 2008. Mr. Peris is a Senior Vice President and Senior Portfolio Manager of Federated Equity. Deborah D. Bickerstaff has been a Portfolio Manager of the Portfolio since 2015. Ms. Bickerstaff is a Vice President and Portfolio Manager of Federated Equity.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Nasdaq-100® Index Portfolio

Investment Objective

Seeks long-term growth of capital.

39

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.05%
Total Annual Fund Operating Expenses	0.41%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests more than 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) in the common stocks of companies that are included in the Nasdaq-100® Index (the “Index”). In seeking to track the Index, the sub-adviser attempts to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically in accordance with the quarterly scheduled index share adjustment procedures of the Index, and as warranted by the Portfolio’s cash flow activity. The Portfolio may buy and sell Nasdaq-100® Index futures contracts in furtherance of its strategy.

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund. The Portfolio does not attempt to hold all of the stocks represented in the Nasdaq-100® Index. The Index is a modified capitalization-weighted index. That means the stocks of larger companies count for more in the Index than do the stocks of smaller companies. While it is composed of 100 of the largest non-financial companies listed on the national market tier of the Nasdaq Stock Market, its capitalization weighting gives a small number (less than 10) of the 100 stocks a majority of the market value of the Index. Thus, the Adviser believes the Portfolio can replicate the Index without owning all 100 stocks. The market capitalization of the Index as of December 31, 2018, ranged from $10.16 billion to $785.03 billion.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional

40

selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Non-Diversification Risk — The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 21.03%. That was the quarter ended on March 31, 2012. The lowest return for a quarter was -16.88%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

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Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON Nasdaq-100® Index Portfolio	-0.42%	12.77%	18.66%
Nasdaq-100® Index	0.04%	13.34%	19.29%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC (“Geode”) serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal has been a Senior Portfolio Manager of the Portfolio since May 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and previously was an Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Manav Verma, CFA, has been a Portfolio Manager of the Portfolio since March 2018. Dan Glenn has been a Portfolio Manager of the Portfolio since January 2019. Michael Trotter has been an Assistant Portfolio Manager of the Portfolio since June 2018.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON BlackRock Advantage Large Cap Core Portfolio

(formerly, ON Bristol Portfolio)

Investment Objective

Seeks long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.07%
Total Annual Fund Operating Expenses	0.71%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

42

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 272% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

43

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC (“Suffolk”) using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 17.70%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.95%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio)	-17.97%	6.46%	12.04%
S&P 500® Index	-4.38%	8.49%	13.12%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Portfolio since February 2019.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON BlackRock Advantage Small Cap Growth Portfolio

(formerly ON Bryton Growth Portfolio)

Investment Objective

Seeks long-term growth of capital.

44

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.20%
Total Annual Fund Operating Expenses	0.98%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in common stocks of small capitalization growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous 12 months). As of December 31, 2018, the capitalization range of the Russell 2000® Index was between $7.89 million and $6.25 billion. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including

45

adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC (“Suffolk”) using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.26%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -25.38%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

46

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio)	-5.18%	4.14%	11.35%
Russell 2000® Growth Index	-9.31%	5.13%	13.52%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Portfolio since February 2019.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON ICON Balanced Portfolio

Investment Objective

Seeks capital appreciation and income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.04%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	0.72%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

47

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a balanced portfolio of U.S. common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Portfolio invests up to 75% of its total assets in equity securities of domestic companies of any market capitalization, including common and preferred stocks, and securities issued by dividend-paying companies. To manage the risk of holding equity securities, or for investment purposes, the Portfolio may write or purchase call options or put options on the securities in the Portfolio or indexes (primarily, the S&P 500® Index). The Portfolio also may invest in registered investment companies. Under normal circumstances, the Portfolio will maintain a minimum of 25% of its total assets in fixed-income securities, including U.S. treasuries, investment grade U.S. bonds, high-yield U.S. bonds, U.S. aggregate bonds, and international government bonds. The Portfolio may invest in fixed-income securities without limitation as to liquidity, maturity and duration, and there is no maximum limit on the amount of fixed-income securities in which the Portfolio may invest. This Portfolio is managed by ICON Advisers, Inc. (“ICON”) under a sub-advisory agreement with the Adviser.

The Portfolio seeks to achieve its investment objectives through a valuation methodology to identify securities that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in securities ICON believes to be over-priced relative to current intrinsic value may be sold and replaced by investments in securities ICON believes are under-priced relative to intrinsic value. In addition to identifying securities over- or under-priced relative to the broad market, ICON generally considers relative strength. In general, relative strength is a measure of the performance of a security in relation to the performance of the broader market over a specified period of time.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. Although the Portfolio will receive a premium for writing the call option, the price the Portfolio realizes from the sale of the equities or the exposure to the underlying index upon exercise of the option could be substantially below their prevailing market price. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. Call and put options may not be an effective risk management tool because option prices may not be highly correlated to the prices of the underlying equity or index. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. If the price of the underlying security or index declines below the strike price and the put option is exercised, the Portfolio will realize a loss, which could be substantial.

48

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. If the Portfolio cannot locate a purchaser for a written call option, the Portfolio will be unable to sell the underlying equities until the option expires or is exercised. The Portfolio’s investment strategy may also affect the Portfolio's purchase and sale of portfolio securities. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

The Portfolio collects a premium from the option purchaser on each of the options the Portfolio writes. Such premiums are additional income to the Portfolio. The amount of those premiums may decrease if interest rates decline, or if the market prices of the underlying equities or indices on which the options are written become less volatile.

If the market price of the underlying equity securities or indices do not exceed the exercise price, the call option will expire without being exercised. The Portfolio will then keep the premium. At that point, the Portfolio may either continue to hold the underlying equity security, in which case it may write new call options on it, or the Portfolio may sell the equities.

Conflicts of Interest Risk — Although the Portfolio follows a strategy using options to manage the risk of holding equity securities, which the Adviser believes is consistent with the interests of shareholders, aspects of the strategy of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and its parent, The Ohio National Life Insurance Company (with its affiliates, “Ohio National Life”). Shares of the Portfolio are offered only to the separate accounts of Ohio National Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. Ohio National Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which Ohio National Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, Ohio National Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, Ohio National Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Correlation Risk — The effectiveness of the Portfolio’s index option-based strategy may be reduced if the performance of the Portfolio’s equity portfolio does not correlate to that of the index underlying its options positions.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the

49

liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.89%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -13.79%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON ICON Balanced Portfolio	-10.58%	2.21%	7.21%
S&P Composite 1500® Index*	-4.96%	8.25%	13.20%
60% S&P Composite 1500® Index/ 40% Bloomberg Barclays U.S. Universal Index**	-2.81%	6.17%	9.71%

*Primary Benchmark.

50

**Secondary Benchmark.

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by the sub-adviser of the Portfolio, ICON. Donovan “Jerry” Paul, Portfolio Manager at ICON, has been a co-portfolio manager of the Portfolio since 2014. Craig Callahan and Scott Callahan, Portfolio Managers at ICON, have been co-portfolio managers of the Portfolio since November 2017.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON S&P MidCap 400® Index Portfolio

Investment Objective

Seeks total return approximating that of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”) including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.13%
Total Annual Fund Operating Expenses	0.51%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities that are included in the S&P MidCap 400® Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell S&P MidCap 400® Index futures contracts in furtherance of its strategy.

This strategy is intended to replicate the performance of the S&P MidCap 400® Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the S&P MidCap 400® Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The market capitalization of the index as of December 31, 2018 ranged from $1.07 billion to $22.70 billion.

Prior to December 19, 2016, the Portfolio was known as the Target VIP Portfolio and was managed by First Trust Advisors L.P.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

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Geode began sub-advising the Portfolio under its current strategy on December 19, 2016. From the Portfolio’s inception through December 18, 2016, the Portfolio was managed by First Trust Advisors L.P. using a different strategy. Performance returns shown below for periods prior to December 19, 2016 are those of First Trust Advisors L.P. and are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 16.90%. That was the quarter ended on September 30, 2010. The lowest return for a quarter was -17.37%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON S&P MidCap 400® Index Portfolio	-11.45%	3.08%	9.50%

S&P MidCap 400® Index	-11.08%	6.03%	13.68%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC (“Geode”) serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since December 19, 2016. Deane Gyllenhaal has been a Senior Portfolio Manager of the Portfolio since December 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since December 2016. Peter Matthew and Robert Regan have been Portfolio Managers of the Portfolio since December 2016. Manav Verma, CFA, has been a Portfolio Manager of the Portfolio since March 2018. Dan Glenn has been a Portfolio Manager of the Portfolio since January 2019. Michael Trotter has been an Assistant Portfolio Manager of the Portfolio since June 2018.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

53

ON BlackRock Advantage Large Cap Growth Portfolio

(formerly ON Bristol Growth Portfolio)

Investment Objective

Seeks long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.10%
Total Annual Fund Operating Expenses	0.76%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 269% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in common stocks of large capitalization growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous 12 months). As of December 31, 2018, the capitalization range of the Russell 1000® Growth Index was between $913.37 million and $785.03 billion. From time to time the Portfolio may also have substantial positions in securities of foreign companies. In addition, from time to time the Portfolio may also have substantial positions in a particular sector of the economy. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

54

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2007 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC (“Suffolk”) using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

55

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 16.59%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -21.83%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Growth Portfolio(formerly ON Bristol Growth Portfolio)	-14.88%	7.09%	13.09%
Russell 1000® Growth Index	-1.51%	10.40%	15.29%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Portfolio since February 2019.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

ON Risk Managed Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.09%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.01%

56

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a balanced portfolio of equity and fixed-income securities (the “Balanced Component”) and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio (the “Risk Management Component”). The Balanced Component is actively managed by Janus Capital Management LLC (“Janus”). The Risk Management Component is actively managed by AnchorPath Financial, LLC (“AnchorPath”). Under normal circumstances, the Balanced Component will represent approximately 80% of the Portfolio, and the Risk Management Component will represent the remainder of the Portfolio. The allocation between the two components will normally be rebalanced to the desired allocation of 80% Balanced Component and 20% Risk Management Component only once a year, although the Portfolio may be rebalanced at any time at the discretion of the Adviser. AnchorPath monitors the Portfolio’s allocation on a daily basis, and in collaboration with the Adviser and Janus, manages the periodic rebalancing between the Balanced Component and the Risk Management Component.

With respect to the Balanced Component, Janus will normally invest 35-65% of the assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. Janus will normally invest at least 25% of the assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, convertible securities and short-term securities. The Portfolio may invest in fixed-income securities without limitation as to liquidity, maturity and duration.

In choosing investments for the Balanced Component, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Balanced Component and the other portfolio manager focusing on the fixed-income portion of the Balanced Component. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The Portfolio managers may also consider economic factors, such as the effect of interest rates on the Portfolio’s fixed-income investments.

With respect to the Risk Management Component, AnchorPath seeks to enhance the risk adjusted return of the Portfolio, attempting to enhance returns in rising markets and reduce risk in downturns. AnchorPath employs a variety of risk management techniques in its strategy, primarily using derivative instruments. AnchorPath attempts to stabilize current returns of the Portfolio by using techniques designed to limit the downside exposure of the Portfolio during periods of market declines, to add market exposure to the Portfolio during periods of normal or rising markets, and to reduce the volatility of the Portfolio. AnchorPath attempts to stabilize potential income of the Portfolio by using techniques designed to protect the Portfolio’s ability to generate future income. The derivative instruments may include “long” and “short” positions in futures, options and swap contracts. The Risk Management Component may also include “long” and “short” positions in U.S. government securities and cash instruments.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

57

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Risk Management Strategy Risk — While the Portfolio will invest in derivatives to implement its risk management strategy, there can no assurance that the strategy will work as intended. The Portfolio’s performance could be worse than if the Portfolio had not employed its risk management strategy. Use of derivative instruments could reduce, instead of enhance, the risk adjusted return of the Portfolio.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. Although the Portfolio will receive a premium for writing the call option, the price the Portfolio realizes from the sale of the equities or the exposure to the underlying index upon exercise of the option could be substantially below their prevailing market price. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. Call and put options may not be an effective risk management tool because option prices may not be highly correlated to the prices of the underlying equity or index. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. If the

58

price of the underlying security or index declines below the strike price and the put option is exercised, the Portfolio will realize a loss, which could be substantial.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. If the Portfolio cannot locate a purchaser for a written call option, the Portfolio will be unable to sell the underlying equities until the option expires or is exercised. The Portfolio’s investment strategy may also affect the Portfolio's purchase and sale of portfolio securities. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

The Portfolio collects a premium from the option purchaser on each of the options the Portfolio writes. Such premiums are additional income to the Portfolio. The amount of those premiums may decrease if interest rates decline, or if the market prices of the underlying equities or indices on which the options are written become less volatile.

If the market price of the underlying equity securities or indices do not exceed the exercise price, the call option will expire without being exercised. The Portfolio will then keep the premium. At that point, the Portfolio may either continue to hold the underlying equity security, in which case it may write new call options on it, or the Portfolio may sell the equities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the Risk Management Component of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and its parent, The Ohio National Life Insurance Company (with its affiliates, “Ohio National Life”). Shares of the Portfolio are offered only to the separate accounts of Ohio National Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. Ohio National Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which Ohio National Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, Ohio National Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, Ohio National Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for 2015, 2016, 2017 and 2018, and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does

59

not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Since inception, the Portfolio’s highest return for a quarter was 5.34%. That was for the quarter ended on December 31, 2017. The lowest return for a quarter was -6.31%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2018	1 Year	Since 5/1/14
ON Risk Managed Balanced Portfolio	-0.77%	5.68%

S&P 500® Index*	-4.38%	8.53%

55% S&P 500® Index/ 45% Bloomberg Barclays U.S. Aggregate Bond Index**	-2.12%	5.78%

*Primary Benchmark.

**Secondary Benchmark. The 55% S&P 500® Index/ 45% Bloomberg Barclays U.S. Aggregate Bond Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is invested 55% in stocks and 45% in bonds.

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Janus serves as sub-adviser to the Balanced Component portion of the Portfolio. Janus portfolio managers Jeremiah Buckley, CFA, Marc Pinto, CFA, Mayur Saigal and Darrell Watters are responsible for the day-to-day management of the Balanced Component’s assets. Jeremiah Buckley and Mayur Saigal have managed the Balanced Component since December 2015 and Marc Pinto and Darrell Watters have managed the Balanced Component since May 2014. AnchorPath serves as sub-adviser to the Risk Management Component. AnchorPath portfolio manager Marshall C. Greenbaum, CFA, is responsible for the day-to-day management of the Risk Management Component and has managed the Risk Management Component since May 2014.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

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Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Investment Objectives

The investment objective of each Portfolio may be changed by the Board of Directors in the future without shareholder approval. Shareholders will be provided at least 60 days prior notice of any change in a Portfolio’s investment objective.

CERTAIN INVESTMENTS AND RELATED RISKS

The kinds of investments described on the following pages can be made by each portfolio, except as otherwise indicated. These risk considerations and others are further explained in the Statement of Additional Information. Unless otherwise noted, the following disclosures apply to all Portfolios.

Temporary Defensive Measures

Each portfolio may invest in cash, short-term obligations and U.S. government securities for defensive purposes during times of unusual market or economic conditions or pending selection of securities in accordance with the portfolio’s policies. When investing for defensive purposes, the portfolio may not meet its investment objectives and may experience lower than expected returns. However, by maintaining defensive investment positions, the portfolio manager is attempting to minimize the losses that might be experienced if the portfolio were invested in accordance with its investment objectives and policies. Frequent portfolio turnover may result in lower investment returns based on increased brokerage expenses.

Primary Investments

The following investment policies are non-fundamental and can be changed by the Board of Directors without shareholder approval. However, shareholders will be provided at least 60 days prior notice of any change in any of these specified policies.

Each of the following Portfolios, under normal circumstances, invests at least 80% of net assets, plus borrowings for investment purposes, if any, in the type of securities reflected in the name of the Portfolio and/or as described in the respective Portfolio’s Principal Investment Strategies: ON Equity Portfolio (common stocks of large capitalization U.S. companies), ON Bond Portfolio (bonds), ON International Equity Portfolio (equity securities of foreign companies), ON Foreign Portfolio (securities of foreign companies ), ON Janus Henderson Venture Portfolio (stocks of small capitalization companies), ON ClearBridge Small Cap Portfolio (equity securities of small capitalization companies), ON Federated High Income Bond Portfolio (corporate debt obligations commonly referred to as “junk bonds”), ON S&P 500® Index Portfolio (common stocks and other securities of companies included in the S&P 500® Index), ON S&P MidCap 400® Index Portfolio (common stocks of companies included in the S&P MidCap 400® Index), ON Nasdaq-100® Index Portfolio (common stocks of companies included in the Nasdaq-100® Index), ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio) (common stocks of large cap U.S. companies), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) (common stocks of small capitalization U.S. companies), and ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio) (common stocks of large capitalization U.S. companies).

The ON BlackRock Balanced Allocation Portfolio normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in fixed-income securities. The ON ICON Balanced Portfolio normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in fixed-income securities, although there is no maximum limit on the amount of fixed income securities in which the Portfolio may invest. The ON Risk Managed Balanced Portfolio normally invests at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.

With respect to each of the ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and the ON Nasdaq-100® Index Portfolio, the Portfolio’s return may not match the return of the Index for a number of reasons, including the following: incurring operating expenses not applicable to the Index, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index; the use of representative sampling may cause the Portfolio’s tracking error with respect to the Index to be higher than would be the case if the Portfolio purchased all of the securities in the Index; the performance of the Portfolio and the Index may vary due to asset valuation differences; and there may be differences between the Portfolio’s portfolio and the Index as a result of legal restrictions (e.g., tax diversification requirements), cost or liquidity constraints. Liquidity constraints also may delay the Portfolio’s purchase or sale of securities included in the Index.

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Portfolio Managers’ Determination to Sell a Security

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

High Portfolio Turnover

High portfolio turnover is generally defined as more than 100% turnover of a portfolio’s securities in a given year. Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential. Conversely, high portfolio turnover may frequently occur following a change of portfolio managers or a change in the portfolio’s investment strategy. In such cases, the high portfolio rate may only be temporary. Other portfolios may be managed in such a manner that high portfolio turnover rates will be expected every year.

The ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON Janus Henderson Enterprise Portfolio and ON Risk Managed Balanced Portfolio all have experienced portfolio turnover of 100% or greater during the fiscal year ended December 31, 2018.

Smaller Capitalization Companies (Principal Strategy for ON International Equity, ON Foreign, ON Capital Appreciation, ON Janus Henderson Venture, ON ClearBridge Small Cap, ON BlackRock Advantage Small Cap Growth, ON ICON Balanced and ON S&P MidCap 400® Index Portfolios only)

For the above referenced Portfolios “small capitalization” and “medium capitalization” is defined as provided in the summary disclosure earlier in this prospectus. Small and medium capitalization companies are collectively referred to herein as “smaller capitalization” companies. Market capitalization is the number of shares outstanding for a company multiplied by the price per share. These companies are often still in their developing stage. While the market capitalization of the companies may be defined as “small” or “medium” at the time of purchase, portfolio managers will often hold the security if they deem the company to still have growth potential, despite the fact their market capitalizations may have grown to exceed the generally defined limits of small capitalization companies. Securities of companies whose market capitalizations have grown to no longer meet the definition still will be considered to be securities of smaller capitalization companies for the purposes of a Portfolio’s 80% investment policy. Smaller capitalization companies are often selected for investment in a Portfolio because the Adviser or sub-adviser believes the companies can achieve rapid growth in sales, earnings and share prices. They often do not pay dividends.

Smaller companies usually present more share price volatility and risk than do larger, more established companies. Smaller and newer companies often have unproven track records, limited product lines, markets and financial resources. Their management often depends on one or a few key people. These factors also increase risk and make these companies more likely to fail than companies with larger market capitalizations. Smaller cap companies’ securities may be subject to more abrupt or erratic price changes than those of larger companies or the market averages. Often, there is less publicly available information for smaller companies than for larger ones. Smaller company securities are sometimes less liquid than those of larger companies. This is because they have fewer shares outstanding and they trade less often. That might make it harder for a portfolio to buy or sell significant amounts of a smaller company’s shares, or those transactions might impact the shares’ market prices unfavorably.

Foreign Investments (Principal Strategy for ON International Equity, ON Foreign, ON Janus Henderson Forty, ON Janus Henderson Venture, ON ClearBridge Small Cap, ON Federated High Income Bond, ON Federated Strategic Value Dividend, ON Equity, ON BlackRock Advantage Large Cap Core Portfolio, and ON BlackRock Advantage Large Cap Growth Portfolios only)

Foreign securities are securities of issuers based outside the United States. These include issuers:

• that are organized under the laws of, or have a principal office in, another country; or

• that have the principal trading market for their securities in another country; or

• that derive, in their most current fiscal year, at least half of their total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Investments in foreign securities involve risks not normally associated with investing in domestic issuers. These include:

• changes in currency rates;

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• currency exchange control regulations;

•  seizure or nationalization of companies or their assets;

• political or economic instability;

•  unforeseen taxes, duties or tariffs;

• difficulty in obtaining or interpreting financial information under foreign accounting standards;

•  trading in markets that are less efficient than in the U.S.;

• lack of information regarding securities issuers;

• imposition of legal restraints affecting investments (e.g. capital flow restrictions and repatriation restrictions);

•  reversion to closed markets or controlled economies;

•  national economies based on a few industries or dependent on revenue from certain commodities;

•  local economies and/or markets vulnerable to global conditions;

•  volatile inflation rates and debt burdens; and

• less regulatory protection.

These factors may prevent a portfolio or its adviser from obtaining information concerning foreign issuers that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Many of these factors are more likely to occur in emerging or developing countries and may cause abrupt and severe price declines. These factors are generally less typical of the developed countries, although economic and financial difficulties in a number of countries in the European Union (EU) could negatively affect the value of a portfolio’s shares. Additionally, the United Kingdom's vote to leave the EU, commonly known as “Brexit,” may have significant political and financial consequences for European markets and the broader global economy, including greater market volatility and illiquidity, currency fluctuations, and deterioration in economic activity.

In selecting foreign investments, the Adviser and subadvisers seek to minimize these risks. They select investments in securities appearing to have characteristics and qualities comparable to the kinds of domestic securities in which the portfolio may invest.

Foreign securities markets are not always open on the same days or at the same times as U.S. markets. As a result, the values of foreign securities might change on days or at times when a portfolio’s shareholders cannot redeem shares.

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of a portfolio to make intended securities purchases or sales due to settlement problems could cause the portfolio to miss attractive investment opportunities or to incur losses.

Convertible Securities (Principal Strategy for ON Foreign, ON Federated High Income Bond, and ON Risk Managed Balanced Portfolios only)

Convertible securities can be exchanged for or converted into common stock, the cash value of common stock or some other equity security. These include convertible bonds or debentures, convertible preferred stock, units consisting of usable bonds and warrants, and securities that cap or otherwise limit returns to the security holder. Examples of these include dividend enhanced convertible stock or debt exchangeable for common stock (DECS), liquid yield option notes (LYONS), preferred equity redemption cumulative stock (PERCS), preferred redeemable increased dividend securities (PRIDES) and zero coupon convertible securities.

As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As the level of interest rates increases, the market value of convertible securities may decline. Conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities is the right to be exchanged for the issuer’s common stock. This causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation. Most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock price goes down, the value of the convertible security tends to decline to about the level of straight nonconvertible debt of similar quality. This is often called “investment value.” The convertible security then may not experience the same decline as the underlying common stock.

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Many convertible securities sell at a premium over their conversion values. The conversion value is the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock. This premium is the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. The premium may not be recovered if this appreciation potential is not realized.

Convertible securities typically offer high yields and potential for capital appreciation. They are often rated below investment grade, or not rated, because they fall below debt obligations and just above common equity in order of preference or priority on the issuer’s balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities below investment grade or not rated.

ON Foreign Portfolio may invest in convertible securities without regard to the rating assigned by the rating services.

Use of Derivatives (Principal Strategy for ON Foreign, ON S&P 500® Index, ON S&P MidCap 400® Index, ON Nasdaq-100® Index, ON ICON Balanced, and ON Risk Managed Balanced Portfolios only)

The Portfolios listed above may each invest in derivatives, to the extent described in the respective Portfolio’s Principal Investment Strategy section above.

Options (Principal Strategy for ON ICON Balanced and ON Risk Managed Balanced Portfolios only)

A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. Call options on securities sold (written) by a Portfolio will be covered or secured, which means that the Portfolio will own the underlying securities or, to the extent it does not own the securities, will maintain a segregated account with its custodian consisting of cash or high quality liquid assets equal to the market value of the option, marked to market daily. If a Portfolio owns the underlying securities, it profits from the premium paid by the buyer, but gives up the opportunity to profit from the increase in the value of the underlying securities during the option period and may be required to hold the securities which it otherwise might have sold. If a Portfolio needs to purchase securities for delivery upon exercise of the option, its potential losses may be unlimited, particularly in a sharply rising market. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price.

When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, a Portfolio deposits cash or high quality liquid assets in a segregated account at its custodian equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. If the price of the underlying security declines and the option is exercised, the Portfolio may realize a loss, which can be substantial. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price.

A Portfolio also may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. A call option sold by a Portfolio on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires the Portfolio to segregate cash or liquid assets equal to the exercise price.

Rather than delivering or buying securities upon exercise of an option, a Portfolio may enter into a “closing transaction,” an offsetting option transaction to close out the position. Whenever a Portfolio enters into a closing transaction for an option it has sold (written), the Portfolio will realize a gain (or loss) if the premium plus commission it pays for the offsetting option is less (or greater) than the premium it received on the sale of the original option. Conversely, for an option a Portfolio has purchased, the portfolio will realize a gain (or loss) if the premium it receives, less commission, for the offsetting option is greater (or less) than the premium it paid for the original option. The Portfolio will realize a gain if a call option it has written lapses unexercised, and a loss if a put option it has purchased lapses unexercised.

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Futures and Options on Futures (Principal Strategy for ON Foreign, ON S&P 500® Index, ON S&P MidCap 400® Index, ON Nasdaq-100® Index, and ON Risk Managed Balanced Portfolios only)

Futures are generally bought and sold on the commodities exchanges where they are listed. The sale of a futures contracts creates a firm obligation by a portfolio as seller to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to an index, the net cash amount). Futures contracts may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by a portfolio, to protect against possible changes in interest rates, or to generate income or gain for a portfolio. To cover a futures contract, a portfolio will maintain a segregated account with its custodian consisting of cash or high quality liquid assets equal to the purchase price of the contract, marked to market daily.

The use of futures transactions, including options on futures contracts, entails certain risks. In particular, if a futures transaction is used for hedging, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the portfolio’s position. In addition, futures markets may not be liquid in all circumstances. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Losses resulting from the use of futures and options on futures could reduce net asset value, and possibly income. Futures contracts generally are settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price or that delivery will occur.

Foreign Currency Forwards (Principal Strategy for ON Foreign Portfolio only)

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The ON International Equity Portfolio, ON Foreign Portfolio, ON Federated Strategic Value Dividend Portfolio, ON Risk Managed Balanced Portfolio, ON Federated High Income Bond Portfolio and ON Janus Henderson Enterprise Portfolio may engage in such transactions to implement their investment strategies. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures generally.

A forward contract involves an obligation to purchase or sell a specific currency at a future date. This may be any fixed number of days from the date of the contract as agreed upon by the parties. The price is set at the time of the contract. This way a portfolio may protect against a possible loss from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. These contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency. On the other hand, they tend to limit potential gains if the value of that currency increases.

When a forward contract’s delivery date arrives, the portfolio may either deliver the foreign currency or end its obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the portfolio has to deliver the foreign currency, it may have to obtain the currency by selling securities.

It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Therefore, the portfolio may have to buy more foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver. Conversely, the portfolio may have to sell some currency on the spot market when its hedged security is sold if the security’s market value exceeds the amount of foreign currency the portfolio is obligated to deliver.

Settlement of currency options and futures contracts for most currencies must occur at a bank in the issuing nation. The ability to establish and close out positions on such options requires a liquid market. That may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. The use of foreign currency hedging transactions might not successfully protect a portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. These methods of protecting the value of a portfolio’s securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. They simply establish a rate of exchange for a future time.

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Swaps (Principal Strategy for ON Federated High Income Bond and ON Risk Managed Balanced Portfolios)

The ON S&P 500® Index Portfolio, the ON S&P MidCap 400® Index Portfolio, the ON Nasdaq-100® Index Portfolio, ON Federated High Income Bond Portfolio and the ON Risk Managed Balanced Portfolio may enter into swap agreements. Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not even own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the portfolio would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated derivative instruments that can take many forms. They are known by a variety of names including caps, floors, collars, interest rate swaps, credit default swaps, currency swaps, total return swaps, and volatility swaps. Swap agreements entail the risk that a party will default on its payment obligations to a portfolio. If the other party to a swap defaults, the portfolio would risk the loss of the net amount of payments that it contractually is entitled to receive. If a portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the portfolio and reduce the portfolio’s total return.

Debt Securities (Principal Strategy for ON Bond, ON BlackRock Balanced Allocation Portfolio, ON Foreign, ON Federated High Income Bond, ON ICON Balanced, and ON Risk Managed Balanced Portfolios only)

Debt securities, a type of fixed-income security, include government bonds, corporate bonds, CDs, municipal bonds, preferred stock, collateralized securities (such as CDOs, CMOs, GNMAs) and zero-coupon securities. The interest rate on a debt security is largely determined by the perceived repayment ability of the borrower; higher risks of payment default almost always lead to higher interest rates to borrow capital.

The risks of investing in debt securities include interest rate risk, credit risk and liquidity risk. With interest rate risk, prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A portfolio investing in debt securities is subject to credit risk since it may lose money if the issuer or guarantor of a fixed-income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the portfolio’s income and the market value of the security. A portfolio investing in debt securities is also exposed to liquidity risk, which occurs if it may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

All Portfolios may invest without restriction as to issuer and maturity. The ON Federated High Income Bond Portfolio may invest without restriction as to credit quality. The ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), ON ICON Balanced Portfolio, ON Risk Managed Balanced Portfolio, ON Bond Portfolio, ON International Equity Portfolio and ON Janus Henderson Venture Portfolio will invest in bonds that are rated at least Baa3 by Moody's Investors Service ("Moody's") or BBB- by Standard and Poor's Rating Group ("S&P").

Lower-Rated Debt Securities (Principal Strategy for ON Federated High Income Bond Portfolio only)

Lower-rated debt securities, sometimes referred to as “junk bonds” are debt securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s. As an example, the S&P lower bond ratings are described below. Other ratings are in the Appendix to the Statement of Additional Information.

When bonds have lower ratings it is more likely that adverse changes in the issuer’s financial condition and/or in general economic conditions, or an unanticipated rise in interest rates, may impair the issuer’s ability to pay the bond’s interest and principal. If an issuer cannot pay interest and principal on time, it is likely to make the bond’s value more volatile and it could limit the portfolio’s ability to sell its securities at prices approximating the values that portfolio had placed on such securities. If there is no liquid trading market for its securities, a portfolio may not be able to establish the fair market value of such securities. The rating assigned to a security by Moody’s, S&P or Fitch does not necessarily reflect an assessment of the volatility of the security’s market value or liquidity.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a portfolio’s fixed-income securities. Conversely, during periods of rising interest rates, the value of a portfolio’s fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income

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security and changes in the ability of an issuer to pay interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the portfolio’s net asset value. A portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. The Adviser or subadviser will monitor the investment to determine if continuing to hold the security will meet the portfolio’s investment objective.

Issuers of lower-rated securities are often highly leveraged. During an economic downturn or during sustained periods of rising interest rates, issuers may be unable to service their debt obligations. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Sometimes lower-rated securities are issued to raise funds in connection with the acquisition of a company in a “leveraged buy-out” transaction. The highly leveraged capital structure of those issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or adverse changes in the issuer’s financial condition, it may be harder for a portfolio to sell lower-rated securities or the portfolio may have to sell the securities at a loss. In many cases, such securities may be purchased in private placements. Then, they are subject to restrictions on resale as a matter of contract or under securities laws. It may also be harder to determine the fair value of the securities or to compute a portfolio’s net asset value. In order to enforce its rights in the event of a default, a portfolio may have to take possession of and manage assets securing the issuer’s obligations on such securities. This might increase the portfolio’s operating expenses and adversely affect the portfolio’s net asset value. A portfolio may also be unable to enforce its rights and it may incur greater costs in enforcing its rights if an issuer enters bankruptcy. Trading opportunities are more limited for lower-rated securities. This may make it more difficult for a portfolio to sell or buy these securities at a favorable price or time. This lack of liquidity also increases the risk of price volatility.

A portfolio may hold securities that give the issuer the option to “call,” or redeem, its securities. If an issuer redeems securities held by a portfolio during a time of declining interest rates, the portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Equity-Linked Notes (Principal Strategy for ON Foreign Portfolio only)

Equity-Linked Notes (“ELNs”) are hybrid derivative-type instruments that are specifically designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. A portfolio may engage in all types of ELNs, including those that: (1) provide for protection of the portfolio’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the portfolio to the risk of loss of the portfolio’s principal investment. ELNs can provide the portfolio with an efficient investment tool that may be less expensive than investing directly in the underlying securities and related equity derivative.

ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities move in an unexpected manner, a portfolio may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the portfolio’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the portfolio will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed- income investment.

Depositary Receipts (Principal Strategy for ON Foreign and ON Federated Strategic Value Dividend Portfolios only)

A portfolio may invest in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. A portfolio could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A portfolio holding depositary receipts would be expected to pay a share of the additional fees,

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which it would not pay if investing directly in the foreign securities. Additionally, a portfolio may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

S&P Lower Bond Ratings (Principal Strategy for ON Federated High Income Bond Portfolio only)

Debt rated “BB,” “B,” “CC,” and “C,” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B

Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC

Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.
C

The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC-” rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI	The rating “CI” is reserved for income bonds on which no interest is being paid.
D

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “BB” to “CCC” may be modified by adding a plus (3) or minus (3) to show relative standing within the major rating categories.

Special Situations (Principal Strategy for ON Capital Appreciation, and ON ClearBridge Small Cap Portfolios only)

Special situations arise when the portfolio manager believes the securities of a particular issuer are likely to appreciate in value because of a development that will give the issuer an advantage over its competitors. Developments creating a special situation might include a new product or new process, a technological breakthrough, a management change or other extraordinary corporate event, or difference in market supply of and demand for the security. The portfolio’s performance could suffer if the anticipated development in a special situation investment does not occur or if it does not attract the expected attention of later investors.

Real Estate Securities (Principal Strategy for ON ClearBridge Small Cap and ON Federated Strategic Value Dividend Portfolios only)

Real estate investments are limited to securities secured by real estate or interests therein and securities issued by companies that invest in real estate or interests therein. These investments may have risks associated with direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income producing real estate, or real estate related loans or interests. REITs may lease, operate and finance commercial real estate. REITs are often not

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diversified. They are subject to the risk of financing projects. They may also be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REIT’s often depend upon the skills of property managers.

REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. A REIT is not taxed on income distributed to owners if the REIT complies with Internal Revenue Code requirements.

REITs may subject a portfolio to certain risks associated with the direct ownership of real estate. These risks include:

• possible declines in the value of real estate;

• possible lack of availability of mortgage funds;

• extended vacancies of properties;

•  risks related to general and local economic conditions;

•   overbuilding;

• increases in competition, property taxes and operating expenses;

• changes in zoning laws;

• costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

• casualty or condemnation losses;

• uninsured damages from floods, earthquakes or other natural disasters;

•  limitations on and variations in rents; and

• changes in interest rates.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs may be affected by the quality of any credit extended or changes in interest rates.

REITS generally are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements may limit a REIT’s ability to respond to changes in the commercial real estate market. Effective for taxable years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.

Loans (Principal Strategy for ON Federated High Income Bond Portfolio only)

Investments in loans may include various commercial loans, including bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Generally, loans are subject to credit risk, including lower-rated debt (“junk bond”) risk, liquidity risk and interest rate risk as well as specific risks described below. In addition, loans and other forms of indebtedness may be structured such that they are not securities under securities laws. As such, it is unclear whether loans and other forms of direct indebtedness offer securities law protections, such as those against fraud and misrepresentation. In the absence of definitive regulatory guidance, while there can be no assurance that fraud or misrepresentation will not occur with respect to the loans in which a portfolio invests, a portfolio relies on the Adviser’s or sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a portfolio. Loan instruments also may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to a portfolio and, if a portfolio’s exposure to such investments is substantial, could impair a portfolio’s ability to meet shareholder redemptions in a timely manner.

Bridge Loans. Bridge loans are short-term loan arrangements typically made by a borrower in anticipation of receiving intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan increases the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans typically are structured as senior loans, but may be structured as junior loans. A delay in obtaining permanent financing subjects the bridge loan

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investor to increased risk. A borrower's use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

DIP Loans. DIP loans are issued in connection with restructuring and refinancing transactions. DIP loans are loans to a debtor-in-possession in a proceeding under the U.S. bankruptcy code that have been approved by the bankruptcy court. DIP loans are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP loans are often required to close with certainty and in a rapid manner to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. Investments in DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. In the event of liquidation, the Portfolio's only recourse will typically be against the property securing the DIP loan.

Mezzanine Loans. Mezzanine loans are secured by the stock of the company that owns the assets acquired with the proceeds of the loan. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure. Because mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations. In addition, they are often used by smaller companies that may be highly leveraged, and in turn may be subject to a higher risk of default. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Restricted and Illiquid Securities (Principal Strategy for ON Federated High Income Bond Portfolio only)

Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Board of Directors, certain restricted securities are deemed to be liquid. The Directors consider the following criteria in determining the liquidity of restricted securities:

•  the frequency of trades and quotes for the security;

• the number of dealers willing to purchase or sell the security, and the number of other potential buyers;

• dealer undertakings to make a market in the security; and

• the nature of the security and the nature of the marketplace trades.

Zero-Coupon and Pay-in-kind Debt Securities (Principal Strategy for ON Federated High Income Bond Portfolio only)

Zero-coupon securities (or “step-ups”) in which a portfolio may invest are debt obligations. They are generally issued at a discount and payable in full at maturity. They generally do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value. They are subject to greater market value fluctuations from changing interest rates than interest-paying debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of a portfolio investing in zero-coupon and pay-in-kind securities may fluctuate more than shares of other mutual funds investing in interest-paying securities with similar maturities.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

FUND MANAGEMENT

The Adviser is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLI”). The Adviser uses ONLI’s investment personnel and administrative systems. That is to say the personnel of the Adviser are employees of ONLI who provide investment services to the Adviser. The Adviser has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242. It has served as the Fund’s investment adviser since May 1996. Before that, the Fund’s investment adviser was O.N. Investment Management Company, an indirect wholly-owned subsidiary of ONLI.

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ONLI provides its investment personnel, systems and related services to the Adviser at cost. This is done under a service agreement among ONLI, the Adviser and the Fund. These services are paid for by the Adviser, not the Fund. The Adviser provides portfolio management, investment advice and administrative services to the Fund. This is done under an investment advisory agreement.

A discussion regarding the basis for the Board of Directors approving the advisory agreement will be made available in the Fund’s Annual Report following the approval. Details of the most recent approval are discussed in the Annual Report for the fiscal year ended December 31, 2018.

Investment Advisory Fees

As compensation for its services to the Fund, the Adviser receives monthly fees from the Fund at annual rates on the basis of each portfolio’s average daily net assets during the month for which the fees are paid.

In 2018, the Fund paid the Adviser at the following effective annualized rates on the average daily net assets:

ON Equity Portfolio	0.76%	ON Federated High Income Bond Portfolio	0.68%
ON Bond Portfolio	0.53%	ON Federated Strategic Value Dividend Portfolio	0.71%
ON BlackRock Balanced Allocation Portfolio	0.60%	ON Nasdaq-100® Index Portfolio	0.36%
ON International Equity Portfolio	0.75%	ON BlackRock Advantage Large Cap Core Portfolio	0.75%
ON Foreign Portfolio	0.85%	ON BlackRock Advantage Small Cap Growth Portfolio	0.85%
ON Capital Appreciation Portfolio	0.79%	ON ICON Balanced Portfolio	0.60%
ON Janus Henderson Forty Portfolio	0.78%	ON S&P MidCap 400® Index Portfolio	0.38%
ON Janus Henderson Venture Portfolio	0.78%	ON BlackRock Advantage Large Cap Growth Portfolio	0.78%
ON Janus Henderson Enterprise Portfolio	0.84%	ON ClearBridge Small Cap Portfolio	0.84%
ON S&P 500® Index Portfolio	0.34%	ON Risk Managed Balanced Portfolio	0.90%

Management of Portfolios

The Fund’s SAI provides information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of the Fund’s shares.

The Adviser’s president is Gary Rodmaker. He is a co-portfolio manager of the ON Bond Portfolio and a co-portfolio manager of the fixed-income component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio). Mr. Rodmaker has been Vice President, Fixed Income Securities for Ohio National Life since 2014. Prior to joining Ohio National Life, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Nick Trivett is a co-portfolio manager of the ON Bond Portfolio and a co-portfolio manager of the fixed-income component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio). Mr. Trivett is Investment Officer of the Adviser. Mr. Trivett also is Second Vice President, Investments for Ohio National Life. Prior to joining Ohio National Life in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

The Adviser uses other investment adviser firms as subadvisers to direct the investments of certain portfolios. The subadvisers are:

ClearBridge Investments, LLC (“ClearBridge”) has managed the ON ClearBridge Small Cap Portfolio since July 1, 2018. ClearBridge is located at 620 8th Avenue, 48th Floor, New York, NY 10018. It was founded in 1982 to manage equity mutual funds. ClearBridge is wholly owned by Legg Mason, Inc. Before September 25, 2015, the ON ClearBridge Small Cap Portfolio was managed by Eagle Asset Management, Inc. From September 25, 2015 through June 30, 2018, the Portfolio was managed by ClearBridge, LLC. Effective July 1, 2018, all of ClearBridge, LLC’s rights and obligations under the sub-

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advisory agreements for the ON ClearBridge Small Cap Portfolio were transferred to ClearBridge Investments, LLC, an affiliated investment adviser.

Albert Grosman has been a co-portfolio manager of the ON ClearBridge Small Cap Portfolio since September 2015. Mr. Grosman is a Managing Director and Portfolio Manager at ClearBridge. Mr. Grosman joined ClearBridge in 2007. Prior to joining the firm, he worked as an equity analyst specializing in small and mid-cap companies with Long Trail Investment Management, Phinity Capital, Cyllenius Capital Management (which was acquired by BlackRock Inc.) and Fidelity Management & Research. During his tenure at Fidelity, Mr. Grosman was a member of the Small Cap team and from 1997 to 1999 was a portfolio manager. Over the years, Mr. Grosman has gained broad based research experience with coverage responsibilities across multiple industries, including: consumer durables, consumer discretionary, technology and health care. His previous responsibilities include international market research, focused on Latin America. Mr. Grosman obtained a BBA in Business Administration from Emory University and an MBA from Columbia Business School. Mr. Grosman has over 25 years of investment industry experience.

Brian Lund, CFA has been a co-portfolio manager of the ON ClearBridge Small Cap Portfolio since September 2015. Mr. Lund is a Managing Director and Portfolio Manager at ClearBridge. Mr. Lund joined ClearBridge in 2004. Previously, he worked for Morningstar Inc. as an Equity Analyst covering autos, gaming, lodging, and leisure firms, and as a Mutual Fund Analyst. Mr. Lund was also a Writer/Analyst at the Motley Fool, an online investment service. Mr. Lund earned a BA in Greek and Latin from the University of Minnesota and an MA in Latin from the University of North Carolina at Chapel Hill. He received the CFA designation in 2005. Mr. Lund has over 18 years of investment industry experience.

Lazard Asset Management LLC (“Lazard”) has managed the ON International Equity Portfolio since May 2017. Lazard is located at 30 Rockefeller Plaza, New York, New York 10112. Lazard, an indirect subsidiary of Lazard Ltd, provides investment management and advisory services to institutional clients, financial intermediaries, private clients, and investment vehicles around the world.

Michael G. Fry has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Fry, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Prior to joining Lazard in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Michael A. Bennett has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Bennett, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Prior to joining Lazard in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

Kevin J. Matthews has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Matthews, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Prior to joining the International Equity teams, Mr. Matthews was a research analyst with a background in financial, automotive, aerospace and capital goods sectors. Mr. Matthews began working in the investment field in 2001 when he joined Lazard.

Michael Powers has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Powers, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Mr. Powers began working in the investment field in 1990 when he joined Lazard.

John R. Reinsberg has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Reinsberg, a Deputy Chairman of Lazard, is responsible for oversight of Lazard’s International and Global strategies. Mr. Reinsberg is a portfolio manager/analyst on Lazard’s various Global Equity and International Equity teams. Prior to joining Lazard in 1992, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Giles Edwards has been a portfolio manager of the ON International Equity Portfolio since May 2019. Mr. Edwards is a portfolio manager/analyst on various international equity teams. Prior to joining the investment teams, he was a Research Analyst with a background in media, automotive and services. Prior to joining Lazard in 2008, Mr. Edwards was a Management Accountant at BSkyB, completing his CIMA qualifications.

Templeton Global Advisors Limited (“Templeton”) has managed the ON Foreign Portfolio since May 2017. Templeton is located at Templeton Building, Lyford Cay, Nassau, Bahamas. Together, Templeton and its affiliates manage as of November 30, 2016, over $714 billion in assets, and have been in the investment management business since 1947.

Tucker Scott has been a co-lead portfolio manager of the ON Foreign Portfolio since February 2019 and was previously the sole lead portfolio manager of the Portfolio since May 2017. Mr. Scott is an Executive Vice President for Templeton Global Equity Group with responsibility for institutional and retail accounts. Over his 20+ years as an analyst at Templeton, Mr.

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Scott has had primary responsibility for the following industries: Metals and Mining; Internet Software & Services; Pulp, Paper & Forestry; Transportation; Business Services; Diversified Financials; Oil Services; and Latin American Telecommunications. Mr. Scott holds a B.A. in history from the University of Virginia and an M.B.A. from the Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst (CFA) charterholder and a member of CFA Institute.

Christopher Peel has been a co-lead portfolio manager of the ON Foreign Portfolio since February 2019. Mr. Peel is a Senior Vice President, Research Analyst and portfolio manager for the Templeton Global Equity Group. Mr. Peel is a manager for Templeton Growth Fund Inc., Templeton World Fund and Templeton Foreign Fund. Mr. Peel has global research responsibility and is the Group Coordinator for the Energy sector. Mr. Peel is Group Coordinator for the Energy sector. Prior to joining Franklin Templeton in 2007, he was a commercial analyst at Lloyds TSB Group. Mr. Peel holds a B.Sc. in computer science from the University of Nottingham, United Kingdom. He is a Chartered Financial Analyst (CFA) charterholder.

Norman J. Boersma has been a back-up portfolio manager of the ON Foreign Portfolio since May 2017. Mr. Boersma is the Chief Investment Officer of Templeton Global Equity Group (TGEG) and President of Templeton Global Advisors. Previously, Mr. Boersma served as TGEG’s director of research, director of portfolio management, and again, as director of research. After working in the Toronto office for much of his career, Mr. Boersma transitioned to Nassau, Bahamas, in 2011 to take on the role of lead portfolio manager on the group’s flagship fund, Templeton Growth Fund. Mr. Boersma entered the financial services industry in 1986. Prior to joining Templeton in 1991, Mr. Boersma was an investment officer with the Ontario Hydro Pension Fund. Mr. Boersma holds a B.A. in economics and political science from York University and M.B.A. from the University of Toronto. He is a Chartered Financial Analyst (CFA) charterholder and a past treasurer and director of the Toronto Society of Financial Analysts.

Heather Arnold, CFA has been a back-up portfolio manager of the ON Foreign Portfolio since May 2017. Ms. Arnold is the Director of Research for the Templeton Global Equity Group, as well as a portfolio manager and research analyst. Ms. Arnold is the lead portfolio manager for the Templeton Global Fund as well as the lead portfolio manager on a number of Global, International and European institutional separate accounts. Ms. Arnold has 32 years industry experience, 12 of which have been at Templeton. Ms. Arnold holds an M.B.A. from York University (Canada) and a B.A. in economics and art history from Queen’s University (Canada), and is a Chartered Financial Analyst (CFA) charterholder.

Geode Capital Management, LLC (“Geode”) has managed the ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and ON Nasdaq-100® Index Portfolio since 2016. Geode is registered as an investment adviser with the SEC. Geode’s principal business address is 100 Summer Street, 12th Floor, Boston, Massachusetts 02110.

Deane Gyllenhaal and Louis Bottari are Senior Portfolio Managers, Peter Matthew, Robert Regan, Manav Verma, CFA and Dan Glenn are Portfolio Managers, and Michael Trotter is an Assistant Portfolio Manager of the ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and ON Nasdaq-100® Index Portfolio.

Deane Gyllenhaal is a Senior Portfolio Manager. He has been with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Portfolio Manager. He has been with Geode since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Manav Verma, CFA, is a Portfolio Manager. He has been with Geode since 2018. Prior to that, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017. Previously, Mr. Verma worked at Analytic Investors from 2007 to 2012. He is a CFA charterholder.

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Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Michael Trotter has been an Assistant Portfolio Manager with Geode since 2018. Prior to joining Geode, Mr. Trotter was a Senior Portfolio Management Analyst at Proshare Advisors from 2015 to 2018. Previously, Mr. Trotter was an Equity Risk Analyst at The Vanguard Group from 2013 to 2015 and began his career at BNY Mellon in 2013.

Jennison Associates LLC (“Jennison”) has managed the ON Capital Appreciation Portfolio since January 2000. Jennison is located at 466 Lexington Avenue, New York, New York 10017. It is an investment adviser that has managed large pools of assets for tax-free institutions since 1969. Its ultimate owner is Prudential Financial, Inc. Before 2000, T. Rowe Price Associates, Inc. managed the ON Capital Appreciation Portfolio.

The portfolio managers of the ON Capital Appreciation Portfolio are Brian M. Gillott and Mark G. DeFranco. Both the portfolio managers jointly make investment decisions for the portfolio. Brian M. Gillott is a Managing Director and an opportunistic equity portfolio manager. He joined Jennison in September 1998. Prior to joining Jennison, Mr. Gillott was an analyst at Goldman Sachs and Soros Fund Management. Mr. Gillott earned a BS in economics with honors from Penn State University.

Mark G. DeFranco is a Managing Director and an opportunistic equity portfolio manager. He joined Jennison in December 1998. Prior to joining Jennison, he was a precious metals equity analyst and portfolio manager at Pomboy Capital, beginning in 1995. Prior to that, Mr. DeFranco was a research analyst at Comstock Partners. He began his career on the equity research sales desk at Salomon Brothers. Mr. DeFranco earned a BA in economics from Bates College and an MBA from Columbia University.

Janus Capital Management LLC (“Janus”) has managed the ON Janus Henderson Forty Portfolio since January 2000, the ON Janus Henderson Venture Portfolio since November 2005, the ON Janus Henderson Enterprise Portfolio since May 2018 and the ON Risk Managed Balanced Portfolio since May 2014. Janus is located at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is an indirect subsidiary of Janus Henderson Group plc (“JHG”), a publicly-traded independent asset management firm, which was formed in May 2017 from the merger of Janus’ then-parent company, Janus Capital Group Inc., with Henderson Group plc. JHG had approximately $328.50 billion in assets under management as of December 31, 2018.

Doug Rao, a Portfolio Manager at Janus, has been the Co-Portfolio Manager of the ON Janus Henderson Forty Portfolio since June 2013. Mr. Rao is also Portfolio Manager of other Janus accounts. He joined Janus in 2013. Prior to joining Janus he was partner and portfolio manager with Chautauqua Capital Management from 2012 to May 2013, and a portfolio manager with Marsico Capital Management, LLC from 2007 to 2012. He holds a Bachelor’s degree from the University of Virginia and a Master’s degree in Business Administration from the University of California, Los Angeles.

Nick Schommer, CFA, is Co-Portfolio Manager of the ON Janus Henderson Forty Portfolio since January 2016. He is a Portfolio Manager at Janus. Mr. Schommer joined Janus in 2013 as a research analyst. He holds a Bachelor’s degree in Chemistry from the United States Military Academy, where he was recognized as a Distinguished Cadet and Phi Kappa Phi, and a Master’s degree from the UCLA Anderson School of Management. He is also a CFA(a) charterholder.

Jonathan D. Coleman, CFA, is Executive Vice President and Co-Portfolio Manager of the ON Janus Henderson Venture Portfolio. Mr. Coleman has been a Portfolio Manager of the ON Janus Henderson Venture Portfolio since May 2013. Mr. Coleman is the Head of Growth Equities at Janus, and also Portfolio Manager of other Janus accounts and manages Janus Venture Fund. He joined Janus in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of the ON Janus Henderson Venture Portfolio, which he has co-managed since July 2016. Mr. Stutzman is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus in 2007 as a research analyst. Mr. Stutzman holds a Bachelor of Science degree in Industrial Engineering and Management Sciences from Northwestern University, and a Master of Business Administration degree, with a concentration in Finance, from Columbia University. Mr. Stutzman holds the Chartered Financial Analyst designation and has 16 years of financial industry experience.

Brian Demain, a Portfolio Manager at Janus, has been a Portfolio Manager of the ON Janus Henderson Enterprise Portfolio since May 2018. He joined Janus in 1999 as a research analyst, focusing on companies in the media and communications sectors. From 2004 to 2007, he led the communications sector research team and since 2007, has been responsible for co-managing the Mid Cap Growth strategy. Mr. Demain received his Bachelor of Arts degree in economics from Princeton

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University, where he graduated summa cum laude and Phi Beta Kappa. Mr. Demain holds the Chartered Financial Analyst designation.

Philip Cody Wheaton, a Portfolio Manager at Janus, has been a Portfolio Manager of the ON Janus Henderson Enterprise Portfolio since May 2018. He joined Janus in 2001 as a research analyst. In addition to portfolio responsibilities, he serves as a Research Analyst focusing on small- and mid-cap stocks within the Financials and Consumer sectors. Mr. Wheaton received his Bachelor of Arts degree in economics and government from Dartmouth College. He holds the Chartered Financial Analyst designation.

Jeremiah Buckley, CFA, has been a Co-Portfolio Manager of the Balanced Component of the ON Risk Managed Balanced Portfolio since December 2015. He is a Portfolio Manager at Janus. Mr. Buckley joined Janus in 1998 as a research analyst. He holds a Bachelor’s degree in Economics from Dartmouth College, where he graduated Phi Beta Kappa. He is also a CFA® charter holder.

Marc Pinto, CFA, has been a Co-Portfolio Manager of the Balanced Component of the ON Risk Managed Balanced Portfolio since May 2014. He is a Vice President and Portfolio Manager of Janus. Mr. Pinto joined Janus in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He is also a CFA® charter holder.

Mayur Saigal has been a Co-Portfolio Manager of the Balanced Component of the ON Risk Managed Balanced Portfolio since December 2015. He is a Vice President and Portfolio Manager at Janus. Mr. Saigal joined Janus in 2005 as a fixed-income analyst. He holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Darrell Watters has been a Co-Portfolio Manager of the Balanced Component of the ON Risk Managed Balanced Portfolio since May 2014. He is a Vice President, Head of U.S. Fundamental Fixed Income and Portfolio Manager at Janus. Mr. Watters joined Janus in 1993 as a municipal bond trader. He holds a Bachelor’s degree in Economics from Colorado State University.

AnchorPath Financial, LLC (“AnchorPath”) has managed the Risk Management Component of the ON Risk Managed Balanced Portfolio since May 2014. AnchorPath is located at 1266 East Main Street, Suite 700R, Stamford, CT 06902. AnchorPath is a privately held firm that has served as an investment adviser since 2010 and currently serves as investment advisor to separately managed accounts, private investment funds, as well as a sub-adviser to a mutual fund.

Marshall C. Greenbaum, Managing Principal and Portfolio Manager of AnchorPath, has been a Portfolio Manager of the Risk Management Component of the ON Risk Managed Balanced Portfolio since May 2014. Prior to founding AnchorPath, he was a Managing Director of Swiss Re Capital Markets in the equity derivatives group, a role he also held at Société Générale Corporate & Investment Banking. He received a bachelor of science degree in mathematics and economics from SUNY Binghamton. He holds the Chartered Financial Analyst (CFA) and Associate of the Society of Actuaries (ASA) designations.

Federated Investment Management Company (“Federated Investment”) has managed the ON Federated High Income Bond Portfolio since January 2004. Prior to that, the portfolio’s subadviser was Federated Investment Counseling, an affiliate of Federated Investment. Federated Investment is located at 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Investment has been an investment adviser since 2003. It is an indirect subsidiary of Federated Investors, Inc. Together with other Federated affiliates, Federated Investment manages the Federated group of mutual funds. Federated Investment manages the Portfolio’s assets as subadviser, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of Federated Investment, provides certain support services to Federated Investment. The fee for these services is paid by Federated Investment and not by the Fund. The address of FASC is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

The portfolio manager of the ON Federated High Income Bond Portfolio is Mark Durbiano. Mr. Durbiano is a Senior Vice President of Federated Investment. He has also been a Senior Vice President of Federated Investment Counseling since 1996 and he was a vice president for 8 years before that. He has been with Federated Investment and its affiliates since 1982. He is a Chartered Financial Analyst. He has a bachelor’s degree in economics from Dickinson College and a master of business administration in finance from the University of Pittsburgh.

Federated Equity Management Company of Pennsylvania (“Federated Equity”) has managed the ON Federated Strategic Value Dividend Portfolio since January 2004. Prior to that the portfolio’s subadviser was Federated Investment Counseling an affiliate of Federated Equity. Federated Equity is located at 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Equity has been an investment adviser since 2003. It is an indirect subsidiary of Federated Investors, Inc. Together with other Federated affiliates, Federated Equity manages the Federated group of mutual funds. Federated Equity manages the Portfolio’s assets as subadviser, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of Federated Equity, provides research, quantitative analysis, equity trading and transaction settlement

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and certain support services to Federated Equity. The fee for these services is paid by Federated Equity and not by the Fund. The address of FASC is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Daniel Peris, Chartered Financial Analyst, has been a Senior Portfolio Manager of the ON Federated Strategic Value Dividend Portfolio since January 2008. Mr. Peris is a Senior Vice President and Senior Portfolio Manager of Federated Equity. Mr. Peris joined Federated in August 2002. His previous associations include: Director of Small Cap Research at Argus Research Corp. and Director of Equity Research at Absolut Invest, Moscow. Mr. Peris earned his B.A. from Williams College, his M. Phil. from Oxford University and his Ph.D. from the University of Illinois.

Deborah D. Bickerstaff has been a Portfolio Manager of the ON Federated Strategic Value Dividend Portfolio since April 2015. Ms. Bickerstaff is a Vice President and Portfolio Manager of Federated Equity. Ms. Bickerstaff joined Federated in 1996. Her previous associations include Associate Portfolio Manager with Federated Equity and various positions with Federated subsidiary companies including: Senior Analyst, Performance Attribution and Risk Management; Senior Financial Analyst, Fund Treasury; and Senior Fund Controller, Client Financial Services. Ms. Bickerstaff received her B.S. from La Roche College.

BlackRock Investment Management, LLC (“BlackRock”) has managed the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) and the equity component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) since February 1, 2019. BlackRock has managed the ON Equity Portfolio since May 1, 2019. BlackRock is located at 1 University Square, Princeton, New Jersey 08540. BlackRock Investment Management, LLC is an affiliate of BlackRock, which is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. and its affiliates had approximately $6 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The portfolio managers of the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), the equity component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) and the ON Equity Portfolio are Raffaele Savi and Travis Cooke, CFA. Raffaele Savi is a Managing Director and the Co-CIO of Active Equity and Co-Head of Systematic Active Equity of BlackRock. Mr. Savi’s service with the firm dates back to 2006, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities. Previously, he was head of investments for European active equities. Prior to BlackRock, from January 1998 to January 2005, Mr. Savi was CEO of Capitalia Investment Management and previously CIO of Capitalia Asset Management. From 2002 to 2006, Mr. Savi was Adjunct Professor of Quantitative Finance at the University of Rome. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Travis Cooke, CFA is a Managing Director and the Head of the US portfolio management group within the Systematic Active Equity (SAE) team of BlackRock. Mr. Cooke joined the firm in 1999, which includes his years with BGI. At BGI, Mr. Cooke was a portfolio manager for various developed market strategies within the Alpha Strategies Group. Mr. Cooke earned a BA degree in business economics from the University of California at Santa Barbara in 1998, and an MSc in finance from London Business School in 2008. He is a CFA charterholder.

ICON Advisers, Inc. (“ICON”) has managed the ON ICON Balanced Portfolio since its inception in May 2004. ICON is located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111. Prior to 2004, ICON was called Meridian Investment Management Company (“Meridian”). ICON and its predecessor company have operated as investment advisers since 1986. ICON also serves as investment adviser or sub-adviser to a number of other mutual funds, investment advisers, pension and profit sharing plans, public retirement systems and private accounts.

The ON ICON Balanced Portfolio is co-managed by Donovan “Jerry” Paul, Craig Callahan and Scott Callahan. Mr. Paul joined ICON in July 2013 as a Portfolio Manager. Mr. Paul is the Senior Vice President of Fixed Income and a member of ICON’s Investment Committee. Before joining ICON he was a senior vice president, director of fixed-income research and portfolio manager of INVESCO Funds Group (1994-2001), founder and managing partner of Quixote Capital Management, LLC, (2002-2009), partner of Essential Investment Partners, LLC, (2009-2011), and Senior Vice President of Western Alliance Bancorporation (2012). He holds an MBA from the University of Northern Iowa and BBA from the University of Iowa. Mr. Paul is a Chartered Financial Analyst and holds FINRA 7 and 63 licenses.

Craig Callahan is the Founder of ICON and the Chief Executive Officer, President and Chairman of the Investment Committee of ICON. Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA Series 7, 24, 63, 65, and 66 registrations.

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Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two sector funds, Healthcare and Information Technology from 2009 to 2012 and co-managed those funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD. in Finance from Rutgers University. Mr. Callahan is in the process of defending his dissertation. Mr. Callahan received a bachelor’s degree in psychology from the University of Colorado.

Sub-advisory Fees

As compensation for sub-advisory services, the Adviser pays fees to the sub-advisers. These fees are paid from the Adviser’s assets and do not affect any portfolio’s expenses. The sub-advisory fees are calculated as a percentage of the portfolio assets managed by the sub-advisers. In 2018, the Adviser paid the sub-advisers at the following effective annualized rates on the average daily net assets:

ON Equity Portfolio	0.39%	ON Federated Strategic Value Dividend Portfolio	0.28%
ON BlackRock Balanced Allocation Portfolio	0.30%	ON Nasdaq-100® Index Portfolio	0.04%
ON International Equity Portfolio	0.39%	ON BlackRock Advantage Large Cap Core Portfolio	0.42%
ON Foreign Portfolio	0.43%	ON BlackRock Advantage Small Cap Growth Portfolio	0.50%
ON Capital Appreciation Portfolio	0.38%	ON ICON Balanced Portfolio	0.35%
ON Janus Henderson Forty Portfolio	0.53%	ON S&P MidCap 400® Index Portfolio	0.04%
ON Janus Henderson Venture Portfolio	0.51%	ON BlackRock Advantage Large Cap Growth Portfolio	0.44%
ON Janus Henderson Enterprise Portfolio	0.60%	ON ClearBridge Small Cap Portfolio	0.54%
ON S&P 500® Index Portfolio	0.02%	ON Risk Managed Balanced Portfolio (Janus)	0.35%
ON Federated High Income Bond Portfolio	0.29%	ON Risk Managed Balanced Portfolio (AnchorPath)	0.20%

SELECTION OF SUB-ADVISERS

The Adviser selects sub-advisers for portfolios, subject to the approval of the Fund’s Board of Directors, including a majority of those directors who are not otherwise affiliated with the Fund or Adviser. All sub-advisory agreements entered into before May 1, 2002 were also approved by the shareholders of the affected portfolios.

A discussion regarding the basis for the Board of Directors approving the sub-advisory agreements is available in the Fund’s Annual Report for the fiscal year ended December 31, 2018.

The Securities and Exchange Commission has issued an order to the Fund and Adviser permitting the Adviser, subject to the Fund Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than subadvisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change. The shareholders of each portfolio operating before May 1, 2002, have voted to approve this arrangement.

The Adviser monitors the compliance of sub-advisers with the investment objectives and policies of each portfolio. The Adviser reviews the performance of each sub-adviser to assure continuing quality of performance. At least once each calendar quarter, the Adviser reports to the Fund Board regarding the performance and compliance of each sub-adviser.

PURCHASE AND REDEMPTION OF FUND SHARES

Fund shares are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Fund portfolios as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the portfolios you select.

The net asset value of each portfolio is computed by dividing the total market value of the securities in that portfolio, plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a

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security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board of Directors believes reflects their fair value. This is intended to assure that a portfolio’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a portfolio’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the portfolio’s investments may change on days when portfolio shares cannot be purchased or redeemed.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading can lower overall portfolio performance for long term investors, prevent portfolio manager from taking timely advantage of investment opportunities, and create liquidity risks for the portfolios. Certain portfolios may be more susceptible to attempted market timing and excessive trading. Typically, portfolios holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Fund has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The portfolios are not designed to accommodate excessive trading practices. The Fund, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing. The Fund’s Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend some or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in the transfers; and/or

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• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Fund. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Fund, believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Fund, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Fund’s portfolios are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Fund to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Fund receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Fund may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted Ohio National Life, National Security or the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax. Each year the Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Portfolio shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59½ may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The SAI also has more information regarding the tax status of the Portfolios.

INDEX DESCRIPTIONS

Provided below are descriptions of the indices used for comparative purposes with the performance of the Portfolios. The performance of each index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index or average.

The publishers of any securities index are not affiliated with the Fund, the Adviser or any sub-adviser and have not participated in creating the portfolios or selecting the securities for the portfolios. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

S&P 500® Index — The S&P 500® Index is a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. The ON S&P 500® Index Portfolio of the Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective

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affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

S&P MidCap 400® Index — The S&P MidCap 400® Index is a capitalization-weighted index of 400 common stocks representing all major industries in the mid-range of the U.S. stock market.

The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. The ON S&P MidCap 400® Index Portfolio of the Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400® Index.

ICE BofA Merrill Lynch U.S. Corporate Master Index — The ICE BofA Merrill Lynch U.S. Corporate Master Index tracks the performance of all U.S. dollar-denominated, investment grade corporate public debt issued in the U.S. domestic bond market. Qualifying bonds must have an investment grade rating (based on an average of Moody’s, S&P, and Fitch). In addition, qualifying securities must have at least one year remaining term to maturity, a fixed coupon schedule, and a minimum amount outstanding of $250 million.

MSCI All Country World Ex-USA Index (Net-USD) — The MSCI All Country World Ex-USA Index (Net-USD) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets. The MSCI All Country World Index (ACWI) consists of 23 developed and 24 emerging market country indices, while the MSCI All Country World Ex-USA specifically excludes the impact of the United States.

MSCI EAFE Index (Net-USD) — The MSCI EAFE Index (Net-USD) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The returns for this index include the effects of reinvested dividends, net of taxes, and adjustment to U.S. Dollar denomination.

Russell Midcap® Growth Index — The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap® Growth Index measures the performance of those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates.

Dow Jones U.S. Select Dividend Index — The Dow Jones U.S. Select Dividend Index is comprised of all dividend-paying companies in the Dow Jones U.S. Index that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%, paid dividends in each of the previous five years, and a three-month average daily trading volume of 200,000 shares. Current index components are included in the universe regardless of their dividend payout ratio or trading volume. The Dow Jones U.S. Index aims to consistently represent the top 95% of U.S. companies based on float-adjusted market capitalization, excluding non common issues and illiquid stocks.

Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index — The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Bond Index. The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1/BB+/BB+, a minimum amount outstanding of $150 million, and a least 1 year to maturity. The 2% Issuer Cap component limits the exposure of each issuer to 2% of the total market value and distributes any excess market value index-wide on a pro-rata basis.

Russell 1000® Growth Index — The Russell 1000® Growth Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000® Index — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index includes the 2,000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity market.

Russell 2000® Growth Index — The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes the Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index includes the 2,000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity markets.

Nasdaq-100® Index — The Nasdaq-100® Index is a modified capitalization-weighted index of the 100 largest domestic and international non-financial companies listed on the NASDAQ® Stock Market.

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The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as “NASDAQ OMX”). The Adviser has licensed these marks for the use of the ON Nasdaq-100® Index Portfolio. NASDAQ OMX has not passed on the Portfolio’s legality or suitability. NASDAQ OMX does not sponsor, endorse, sell or promote the Portfolio. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE PORTFOLIO.

S&P Composite 1500® Index — The S&P Composite 1500® Index is a broad-based capitalization-weighted index of 1,500 U.S. companies and is comprised of the S&P MidCap 400®, S&P 500®, and the S&P SmallCap 600®. It is designed for investors seeking to replicate to the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

Bloomberg Barclays U.S. Universal Index — The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA portion of the Commercial Mortgage-Backed Securities (CMBS) Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.

Bloomberg Barclays U.S. Aggregate Bond Index — The Bloomberg Barclays U.S. Aggregate Bond Index measures returns of U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, high quality corporate bonds, mortgage pass-through securities, and asset-backed securities publicly offered for sale in the U.S. The index’s securities must have at least one year remaining to maturity; they must also be denominated in U.S. dollars and must be fixed rate, nonconvertible, and taxable.

VOTING

Since shares of the Fund are only sold to the separate accounts of insurance companies to fund variable products, the insurance companies will seek voting instructions from the underlying contract owners for any Fund votes. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the portfolios’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the SAI. This should be read in conjunction with those financial statements.

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FINANCIAL HIGHLIGHTS OF OHIO NATIONAL FUND, INC.

For the Five Years Ended December 31, 2018

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
											Ratios assuming no expenses reduced or reimbursed by adviser

									Ratios net of expenses reduced or
									reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate

ON Equity Portfolio
Year ended December 31, 2018	$ 41.38	0.51	(6.23)	(5.72)	—	$ 35.66	-13.82%	$ 258.0	0.81%	0.90%	0.81%	28%
Year ended December 31, 2017	$ 36.09	0.35	4.94	5.29	—	$ 41.38	14.66%	$ 574.9	0.80%	0.71%	0.80%	41%
Year ended December 31, 2016	$ 32.02	0.35	3.72	4.07	—	$ 36.09	12.71%	$ 581.8	0.82%	1.05%	0.82%	47%
Year ended December 31, 2015	$ 33.44	0.21	(1.44)	(1.23)	(0.19)	$ 32.02	-3.69%	$ 535.3	0.81%	0.69%	0.81%	47%
Year ended December 31, 2014	$ 29.41	0.12	4.02	4.14	(0.11)	$ 33.44	14.07%	$ 518.7	0.83%	0.69%	0.83%	46%

ON Bond Portfolio
Year ended December 31, 2018	$ 17.56	0.64	(1.18)	(0.54)	—	$ 17.02	-3.08%	$ 257.7	0.59%	3.27%	0.59%	40%
Year ended December 31, 2017	$ 16.54	0.04	0.98	1.02	—	$ 17.56	6.17%	$ 317.3	0.63%	3.16%	0.63%	114%
Year ended December 31, 2016	$ 15.33	0.59	0.62	1.21	—	$ 16.54	7.89%	$ 158.7	0.65%	3.33%	0.65%	88%
Year ended December 31, 2015	$ 15.65	0.56	(0.88)	(0.32)	—	$ 15.33	-2.04%	$ 154.0	0.64%	3.46%	0.64%	93%
Year ended December 31, 2014	$ 14.78	0.50	0.37	0.87	—	$ 15.65	5.89%	$ 158.7	0.64%	3.34%	0.64%	35%

ON Omni Portfolio
Year ended December 31, 2018	$ 32.60	0.40	(5.15)	(4.75)	—	$ 27.85	-14.57%	$ 53.6	0.77%	1.16%	0.77%	225%
Year ended December 31, 2017	$ 26.93	0.31	5.36	5.67	—	$ 32.60	21.05%	$ 68.4	0.78%	1.02%	0.78%	187%
Year ended December 31, 2016	$ 24.43	0.25	2.25	2.50	—	$ 26.93	10.23%	$ 57.9	0.80%	1.09%	0.80%	194%
Year ended December 31, 2015	$ 24.15	0.28	0.24	0.52	(0.24)	$ 24.43	2.15%	$ 48.7	0.77%	1.23%	0.77%	186%
Year ended December 31, 2014	$ 21.74	0.26	2.37	2.63	(0.22)	$ 24.15	12.12%	$ 37.2	0.77%	1.06%	0.77%	198%

ON Capital Appreciation Portfolio
Year ended December 31, 2018	$ 43.66	0.40	(6.33)	(5.93)	—	$ 37.73	-13.58%	$ 93.2	0.89%	0.86%	0.89%	55%
Year ended December 31, 2017	$ 37.70	1.28	4.68	5.96	—	$ 43.66	15.81%	$ 125.6	0.86%	1.00%	0.86%	51%
Year ended December 31, 2016	$ 32.88	0.91	3.91	4.82	—	$ 37.70	14.66%	$ 195.7	0.82%	1.21%	0.82%	55%
Year ended December 31, 2015	$ 33.82	0.29	(0.98)	(0.69)	(0.25)	$ 32.88	-2.05%	$ 430.4	0.80%	0.86%	0.80%	69%
Year ended December 31, 2014	$ 31.24	0.08	2.59	2.67	(0.09)	$ 33.82	8.54%	$ 449.4	0.83%	0.56%	0.83%	67%

#Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

82

Financial Highlights

	Selected per-share data						Ratios and supplemental data
		Operations						Ratios to average net assets			Portfolio turnover rate
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency contracts, and other foreign currency related transactions	Total from operations	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
								Expenses	Net investment income (loss)	Expenses

ON International Equity Portfolio
Year ended December 31, 2018	$ 15.08	0.23	(2.24)	(2.01)	$ 13.07	-13.33%	$ 518.8	0.86%	1.93%	0.86%	44%
Year ended December 31, 2017	$ 11.89	0.18	3.01	3.19	$ 15.08	26.83%	$ 158.1	1.06%	1.25%	1.06%	132% (a)
Year ended December 31, 2016	$ 12.50	0.22	(0.83)	(0.61)	$ 11.89	-4.88%	$ 141.5	1.02%	1.57%	1.02%	69%
Year ended December 31, 2015	$ 12.55	0.19	(0.24)	(0.05)	$ 12.50	-0.40% (b)	$ 159.0	1.00%	1.21%	1.00%	72%
Year ended December 31, 2014	$ 13.85	0.18	(1.48)	(1.30)	$ 12.55	-9.39%	$ 174.4	0.84%	1.43%	1.00%	95%

ON Foreign Portfolio
Year ended December 31, 2018	$ 33.22	0.57	(5.76)	(5.19)	$ 28.03	-15.62%	$ 55.1	1.17%	1.72%	1.17%	22%
Year ended December 31, 2017	$ 27.72	0.32	5.18	5.50	$ 33.22	19.84%	$ 79.7	1.22%	1.01%	1.22%	126% (a)
Year ended December 31, 2016	$ 29.98	0.26	(2.52)	(2.26)	$ 27.72	-7.54%	$ 66.7	1.24%	0.89%	1.24%	51%
Year ended December 31, 2015	$ 27.39	0.03	2.56	2.59	$ 29.98	9.46% (b)	$ 78.3	1.23%	0.12%	1.23%	58%
Year ended December 31, 2014	$ 30.03	0.12	(2.76)	(2.64)	$ 27.39	-8.79%	$ 67.6	1.18%	0.38%	1.18%	65%

ON Janus Henderson Forty Portfolio
Year ended December 31, 2018	$ 19.93	(0.03)	1.07	1.04	$ 20.97	5.22%	$ 149.3	0.87%	-0.15%	0.87%	48%
Year ended December 31, 2017	$ 15.61	(0.03)	4.35	4.32	$ 19.93	27.67%	$ 60.6	0.96%	-0.15%	0.96%	57%
Year ended December 31, 2016	$ 15.09	(0.02)	0.54	0.52	$ 15.61	3.45%	$ 49.9	0.95%	-0.09%	0.95%	63%
Year ended December 31, 2015	$ 13.70	(0.01)	1.40	1.39	$ 15.09	10.15%	$ 51.4	0.93%	-0.10%	0.93%	60%
Year ended December 31, 2014	$ 12.50	(0.03)	1.23	1.20	$ 13.70	9.60%	$ 39.9	0.94%	-0.23%	0.94%	55%

ON Janus Henderson Venture Portfolio
Year ended December 31, 2018	$ 32.99	(0.10)	(2.00)	(2.10)	$ 30.89	-6.37%	$ 207.4	0.85%	-0.23%	0.85%	33%
Year ended December 31, 2017	$ 26.61	(0.06)	6.44	6.38	$ 32.99	23.98%	$ 276.2	0.85%	-0.19%	0.85%	26%
Year ended December 31, 2016	$ 25.01	0.01	1.59	1.60	$ 26.61	6.40%	$ 232.3	0.86%	0.04%	0.86%	25%
Year ended December 31, 2015	$ 25.07	(0.03)	(0.03)	(0.06)	$ 25.01	-0.24% (b)	$ 238.2	0.85%	-0.12%	0.85%	37%
Year ended December 31, 2014	$ 22.65	(0.05)	2.47	2.42	$ 25.07	10.64%	$ 212.1	0.89%	-0.31%	0.89%	58%

(a) Effective May 1, 2017, the sub-adviser to the ON International Equity Portfolio changed from Federated Global Investment Management Corp. to Lazard Asset Management LLC and the sub-adviser to the ON Foreign Portfolio changed from Federated Global Investment Management Corp. to Templeton Global Advisors Limited. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in the sub-advisers contributed to higher portfolio turnover rates for the year ended December 31, 2017 as compared to prior years.

(b) Initial Public Offering (IPO) investments had a significant impact on the total return in this period and such performance may be difficult to repeat.

#Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

83

Financial Highlights

	Selected per-share data						Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income (loss)	Expenses	Portfolio turnover rate

ON Janus Henderson Enterprise Portfolio
Year ended December 31, 2018	$ 38.60	0.02	(1.26)	(1.24)	—	$ 37.36	-3.21%	$ 102.6	0.96%	0.06%	0.96%	103%(a)
Year ended December 31, 2017	$ 30.37	(0.09)	8.32	8.23	—	$ 38.60	27.10%	$ 77.8	0.98%	-0.24%	0.98%	57%
Year ended December 31, 2016	$ 29.90	(0.09)	0.56	0.47	—	$ 30.37	1.57%	$ 70.2	0.98%	-0.29%	0.98%	61%
Year ended December 31, 2015	$ 31.49	(0.07)	(1.52)	(1.59)	—	$ 29.90	-5.05% (b)	$ 78.7	0.94%	-0.21%	0.94%	59%
Year ended December 31, 2014	$ 28.24	(0.05)	3.30	3.25	—	$ 31.49	11.51%	$ 86.7	0.94%	-0.18%	0.94%	61%

ON S&P 500® Index Portfolio
Year ended December 31, 2018	$ 29.52	0.48	(1.89)	(1.41)	—	$ 28.11	-4.78%	$ 1,111.5	0.38%	1.58%	0.38%	18%
Year ended December 31, 2017	$ 24.32	0.37	4.83	5.20	—	$ 29.52	21.38%	$ 1,144.2	0.38%	1.65%	0.38%	8%
Year ended December 31, 2016	$ 21.82	0.25	2.25	2.50	—	$ 24.32	11.46%	$ 842.6	0.42%	1.84%	0.42%	8%
Year ended December 31, 2015	$ 21.93	0.37	(0.17)	0.20	(0.31)	$ 21.82	0.91%	$ 410.7	0.41%	1.72%	0.41%	14%
Year ended December 31, 2014	$ 19.63	0.32	2.25	2.57	(0.27)	$ 21.93	13.11%	$ 388.2	0.43%	1.64%	0.43%	11%

ON Federated Strategic Value Dividend Portfolio
Year ended December 31, 2018	$ 17.88	0.87	(2.38)	(1.51)	—	$ 16.37	-8.45%	$ 321.8	0.76%	3.88%	0.76%	18%
Year ended December 31, 2017	$ 15.60	0.59	1.69	2.28	—	$ 17.88	14.62%	$ 596.7	0.75%	3.77%	0.75%	27%
Year ended December 31, 2016	$ 14.07	0.36	1.17	1.53	—	$ 15.60	10.87%	$ 475.5	0.78%	3.19%	0.78%	32%
Year ended December 31, 2015	$ 13.92	0.53	0.06	0.59	(0.44)	$ 14.07	4.26%	$ 309.8	0.78%	3.47%	0.78%	13%
Year ended December 31, 2014	$ 13.09	0.93	0.68	1.61	(0.78)	$ 13.92	12.41%	$ 332.6	0.78%	5.37%	0.78%	22%

ON Federated High Income Bond Portfolio
Year ended December 31, 2018	$ 19.36	1.41	(2.04)	(0.63)	—	$ 18.73	-3.25%	$ 202.1	0.75%	5.39%	0.75%	14%
Year ended December 31, 2017	$ 18.10	1.04	0.22	1.26	—	$ 19.36	6.96%	$ 319.1	0.74%	5.21%	0.74%	30%
Year ended December 31, 2016	$ 15.82	0.43	1.85	2.28	—	$ 18.10	14.41%	$ 313.8	0.80%	5.56%	0.80%	30%
Year ended December 31, 2015	$ 16.32	1.18	(1.68)	(0.50)	—	$ 15.82	-3.06%	$ 194.2	0.80%	5.65%	0.80%	29%
Year ended December 31, 2014	$ 15.88	1.57	(1.13)	0.44	—	$ 16.32	2.77%	$ 230.1	0.77%	5.73%	0.77%	33%

(a) Effective May 1, 2018, the sub-adviser changed from Goldman Sachs Asset Management, L.P. to Janus Capital Management LLC. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser contributed to a higher portfolio turnover rate for the year ended December 31, 2018 as compared to prior periods.

(b) Initial Public Offering (IPO) investments had a significant impact on the total return in this period and such performance may be difficult to repeat.

#Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

84

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments and futures contracts	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income (loss)	Expenses	Portfolio turnover rate

ON ClearBridge Small Cap Portfolio
Year ended December 31, 2018	$ 57.46	0.19	(5.50)	(5.31)	—	$ 52.15	-9.24%	$ 126.2	0.90%	0.19%	0.90%	41%
Year ended December 31, 2017	$ 51.21	0.20	6.05	6.25	—	$ 57.46	12.20%	$ 275.1	0.89%	0.30%	0.89%	46%
Year ended December 31, 2016	$ 40.00	0.22	10.99	11.21	—	$ 51.21	28.03%	$ 275.7	0.93%	0.92%	0.93%	51%
Year ended December 31, 2015	$ 41.01	(0.10)	(0.91)	(1.01)	—	$ 40.00	-2.46%	$ 94.0	1.01%	-0.29%	1.01%	126% (a)
Year ended December 31, 2014	$ 40.03	(0.19)	1.17	0.98	—	$ 41.01	2.45%	$ 75.5	1.00%	-0.45%	1.00%	44%

ON Nasdaq-100® Index Portfolio
Year ended December 31, 2018	$ 16.67	0.12	(0.19)	(0.07)	—	$ 16.60	-0.42%	$ 327.6	0.41%	0.67%	0.41%	22%
Year ended December 31, 2017	$ 12.59	0.07	4.01	4.08	—	$ 16.67	32.41%	$ 257.2	0.45%	0.71%	0.45%	9%
Year ended December 31, 2016	$ 11.80	0.09	0.70	0.79	—	$ 12.59	6.69%	$ 156.1	0.48%	0.84%	0.48%	13%
Year ended December 31, 2015	$ 10.88	0.09	0.91	1.00	(0.08)	$ 11.80	9.14%	$ 138.6	0.46%	0.79%	0.46%	19%
Year ended December 31, 2014	$ 9.25	0.12	1.62	1.74	(0.11)	$ 10.88	18.77%	$ 121.7	0.48%	1.23%	0.48%	23%

ON Bristol Portfolio
Year ended December 31, 2018	$ 30.22	0.20	(5.63)	(5.43)	—	$ 24.79	-17.97%	$ 155.3	0.82%	0.63%	0.82%	272%
Year ended December 31, 2017	$ 24.02	0.16	6.04	6.20	—	$ 30.22	25.81%	$ 223.7	0.82%	0.47%	0.82%	220%
Year ended December 31, 2016	$ 21.49	0.12	2.41	2.53	—	$ 24.02	11.77%	$ 207.9	0.83%	0.49%	0.83%	223%
Year ended December 31, 2015	$ 20.75	0.12	0.73	0.85	(0.11)	$ 21.49	4.08%	$ 218.7	0.81%	0.55%	0.81%	228%
Year ended December 31, 2014	$ 18.29	0.09	2.45	2.54	(0.08)	$ 20.75	13.88%	$ 232.0	0.81%	0.42%	0.81%	239%

ON Bryton Growth Portfolio
Year ended December 31, 2018	$ 24.91	(0.26)	(1.03)	(1.29)	—	$ 23.62	-5.18%	$ 25.5	1.05%	-0.55%	1.05%	201%
Year ended December 31, 2017	$ 20.49	(0.21)	4.63	4.42	—	$ 24.91	21.57%	$ 56.8	0.98%	-0.55%	0.98%	196%
Year ended December 31, 2016	$ 19.60	(0.19)	1.08	0.89	—	$ 20.49	4.54%	$ 94.6	0.92%	-0.62%	0.92%	188%
Year ended December 31, 2015	$ 20.47	(0.11)	(0.76)	(0.87)	—	$ 19.60	-4.25%	$ 162.2	0.88%	-0.53%	0.88%	169%
Year ended December 31, 2014	$ 19.28	(0.09)	1.28	1.19	—	$ 20.47	6.17%	$ 179.1	0.88%	-0.45%	0.88%	178%

(a) Effective September 25, 2015, the sub-adviser changed from Eagle Asset Management, Inc. to ClearBridge, LLC. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser contributed to a higher portfolio turnover rate for the year ended December 31, 2015 as compared to prior years.

#Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

85

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions				Ratios to average net assets
									Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency related transactions, written options, and capital distributions received from underlying mutual funds	Total from operations	Distributions from net investment income	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses	Net investment income	Expenses	Portfolio turnover rate

ON ICON Balanced Portfolio
Year ended December 31, 2018	$ 22.03	0.49	(2.82)	(2.33)	—	$ 19.70	-10.58%	$ 466.7	0.64%	1.58%	0.64%	47%
Year ended December 31, 2017	$ 19.86	0.47	1.70	2.17	—	$ 22.03	10.93%	$ 955.1	0.62%	1.93%	0.62%	106%
Year ended December 31, 2016	$ 18.99	0.39	0.48	0.87	—	$ 19.86	4.58%	$ 952.1	0.64%	2.05%	0.64%	99%
Year ended December 31, 2015	$ 18.96	0.30	(0.02)	0.28	(0.25)	$ 18.99	1.47%	$ 864.9	0.64%	1.58%	0.64%	92%
Year ended December 31, 2014	$ 18.02	0.16	0.92	1.08	(0.14)	$ 18.96	5.99%	$ 833.1	0.64%	1.80%	0.68%	94%

ON S&P MidCap 400® Index Portfolio
Year ended December 31, 2018	$ 17.46	0.10	(2.10)	(2.00)	—	$ 15.46	-11.45%	$ 306.6	0.51%	1.32%	0.51%	28%
Year ended December 31, 2017	$ 15.12	0.04	2.30	2.34	—	$ 17.46	15.48%	$ 88.8	0.71%	0.92%	0.71%	41%
Year ended December 31, 2016	$ 13.81	0.17	1.14	1.31	—	$ 15.12	9.49%	$ 47.9	0.79%	1.24%	0.79%	179% (a)
Year ended December 31, 2015	$ 14.49	0.25	(0.72)	(0.47)	(0.21)	$ 13.81	-3.24%	$ 46.3	0.77%	1.54%	0.77%	72%
Year ended December 31, 2014	$ 13.70	0.25	0.77	1.02	(0.23)	$ 14.49	7.44%	$ 55.1	0.77%	1.77%	0.77%	79%

ON Bristol Growth Portfolio
Year ended December 31, 2018	$ 24.19	0.12	(3.72)	(3.60)	—	$ 20.59	-14.88%	$ 87.5	0.88%	0.43%	0.88%	269%
Year ended December 31, 2017	$ 18.65	0.07	5.47	5.54	—	$ 24.19	29.71%	$ 128.0	0.88%	0.24%	0.88%	218%
Year ended December 31, 2016	$ 17.31	0.07	1.27	1.34	—	$ 18.65	7.74%	$ 117.6	0.89%	0.36%	0.89%	162%
Year ended December 31, 2015	$ 16.44	0.08	0.86	0.94	(0.07)	$ 17.31	5.72%	$ 116.2	0.86%	0.43%	0.86%	168%
Year ended December 31, 2014	$ 14.72	0.06	1.71	1.77	(0.05)	$ 16.44	12.01%	$ 124.1	0.86%	0.34%	0.86%	192%

ON Risk Managed Balanced Portfolio
Year ended December 31, 2018	$ 13.01	0.17	(0.27)	(0.10)	—	$ 12.91	-0.77%	$ 347.1	0.99%	1.27%	0.99%	131% (b)
Year ended December 31, 2017	$ 11.06	0.14	1.81	1.95	—	$ 13.01	17.63%	$ 344.2	1.00%	1.22%	1.00%	72% (b)
Year ended December 31, 2016	$ 10.66	0.09	0.31	0.40	—	$ 11.06	3.75%	$ 272.1	1.03%	1.09%	1.03%	78%
Year ended December 31, 2015	$ 10.83	0.03	(0.17)	(0.14)	(0.03)	$ 10.66	-1.32%	$ 154.3	1.11%	0.81%	1.11%	71%
Period From May 1, 2014 (inception) to December 31, 2014	$ 10.00	0.03	0.80	0.83	—	$ 10.83	8.30% *	$ 33.8	1.43% **	0.43% **	1.43% **	94% *

* Not annualized

** Annualized

(a) Effective December 16, 2016, the sub-adviser to the Portfolio changed from First Trust Advisors L.P. to Geode Capital Management, LLC. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser contributed to a higher portfolio turnover rate for the year ended December 31, 2016 as compared to prior years.

(b) The portfolio turnover calculation includes purchases and sales from mortgage dollar roll transactions. Without the effect of mortgage dollar roll transactions, the portfolio turnover rate would have been 102% for the year ended December 31, 2018 and 63% for the year ended December 31, 2017 (see Note 2 of the Notes to Financial Statements).

#Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

86

ADDITIONAL INFORMATION

Additional information about Ohio National Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”), dated May 1, 2019, which is incorporated herein by reference.

In addition, information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI, annual reports, and semi-annual reports are available upon request and without charge by calling 800.366.6654 or writing to the Fund at One Financial Way, Montgomery, Ohio 45242. You can review the SAI, annual reports, semi-annual reports and the current prospectus by logging onto our website at www.ohionational.com. You may also obtain copies of these documents by contacting the registered representative or broker-dealer who sold you your variable contract.

Reports and other information about the Fund are available on the EDGAR Database on the Securities Exchange Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Ohio National Fund, Inc.
Investment Company Act file number: 811-3015
1933 Act file number: 2-67464

87

Ohio National Fund, Inc.

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

(the “Portfolios”)

One Financial Way • Montgomery, Ohio 45242 • Telephone 800.366.6654

Ohio National Fund, Inc. (“Fund”), a registered open-end management investment company, is a mutual fund with 25 separate investment portfolios. This Prospectus describes 5 series of the Fund. Each of the Portfolios is a separate mutual fund each with its own investment objective. The Portfolios’ investment adviser is Ohio National Investments, Inc. (“ONII” or the “Adviser”). The Portfolios’ shares are offered only to separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”) and National Security Life and Annuity Company (“National Security”). The separate accounts use the Portfolios’ shares as the underlying investments for variable annuity contracts (“variable contracts”) issued by Ohio National Life and National Security. Some variable contracts do not permit allocations to all the Portfolios. Your variable contract prospectus identifies the Portfolios available under your contract.

An investment in the Portfolios through a variable contract is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus sets forth concisely the information about the Fund you need to know before you purchase an Ohio National Life or National Security variable contract. Keep this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2019

1

2

ON Conservative Model Portfolio

Investment Objective

Current income and preservation of capital

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.15%
Acquired Fund Fees and Expenses*	0.58%
Total Annual Fund Operating Expenses	1.13%
(Fee Waivers and/or Expense reimbursements)†	(0.21%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense reimbursements	0.92%

* Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.

† The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Portfolio) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than 0.92% for ON Conservative Model Portfolio shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2020, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$338	$602	$1,356

3

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2018, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund of funds, that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Conservative Model Portfolio	0-25%	0-10%	65-90%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate a large percentage of assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, corporate bonds, and mortgage-related securities; non-U.S. debt securities; debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). The Portfolio will allocate a smaller percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks; and convertible securities. Certain underlying funds may also use derivatives such as forwards; future contracts and options on securities, indices, currencies and other investments; and swaps. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in Underlying Funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented

4

stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Derivatives Risk — Derivatives instruments (such as futures, swaps and structured securities) can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

5

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last one year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Since inception, the Portfolio’s highest return for a quarter was 1.89%. That was the quarter ended on June 30, 2017. The lowest return for a quarter was -2.85%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	Since 3/1/17
ON Conservative Model Portfolio	-3.04%	1.14%
Morningstar® Conservative Target Risk Index	-1.20%	2.09%

6

Management

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017

Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017

Tara York	Asset Allocation Committee Member	September 2018

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed after the receipt of an order to purchase or redeem Portfolio shares, on each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

7

ON Moderately Conservative Model Portfolio

Investment Objective

Current income and moderate growth of capital with a greater emphasis on current income

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.06%
Acquired Fund Fees and Expenses*	0.60%
Total Annual Fund Operating Expenses	1.06%
(Fee Waivers and/or Expense reimbursements)†	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.00%

* Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.

† The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Portfolio) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than 1.00% for ON Moderately Conservative Model Portfolio shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2020, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$331	$579	$1,289

8

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2018, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund of funds, that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Moderately Conservative Model Portfolio	20-40%	5-20%	30-70%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate a large percentage of assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, corporate bonds, and mortgage-related securities; non-U.S. debt securities; debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). The Portfolio will allocate a smaller percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks. Certain underlying funds may also use derivatives. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in Underlying Funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

9

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Derivatives Risk — Derivatives instruments (such as futures, swaps and structured securities) can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the portfolio’s risk of loss and potential for gain.

10

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last one year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Since inception, the Portfolio’s highest return for a quarter was 2.29%. That was the quarter ended on June 30, 2017. The lowest return for a quarter was -5.88%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	Since 3/1/17
ON Moderately Conservative Model Portfolio	-5.61%	0.49%
Morningstar® Moderately Conservative Target Risk Index	-2.86%	2.60%

Management

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017

11

Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017

Tara York	Asset Allocation Committee Member	September 2018

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed after the receipt of an order to purchase or redeem Portfolio shares, on each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

12

ON Balanced Model Portfolio

Investment Objective

A balance between growth of capital and current income with a greater emphasis on growth of capital

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.03%
Acquired Fund Fees and Expenses*	0.64%
Total Annual Fund Operating Expenses	1.07%
(Fee Waivers and/or Expense reimbursements)†	(0.07%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.00%

* Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.

† The Adviser has contractually agreed to make payments (by waiving its management fees and/or reimbursing expenses of the Portfolio) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than 1.00% for ON Balanced Model Portfolio shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2020, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$333	$583	$1,299

13

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2018, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund of funds, that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Balanced Model Portfolio	25-50%	10-25%	25-50%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate up to 75% of its asset to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: domestic and non-U.S. stocks. The Portfolio will maintain minimum of 25% of its assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities, and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration; and high yield/high risk bonds (also called “junk bonds”). Certain underlying funds may also use derivatives. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in Underlying Funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

14

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Derivatives Risk — Derivatives instruments (such as futures, swaps and structured securities) can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the portfolio’s risk of loss and potential for gain.

15

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last one year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Since inception, the Portfolio’s highest return for a quarter was 2.63%. That was the quarter ended on September 30, 2017. The lowest return for a quarter was -8.78%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	Since 3/1/17
ON Balanced Model Portfolio	-7.77%	-0.16%
Morningstar® Moderate Target Risk Index	-4.76%	2.87%

Management

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017

Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017

Tara York	Asset Allocation Committee Member	September 2018

16

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed after the receipt of an order to purchase or redeem Portfolio shares, on each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

17

ON Moderate Growth Model Portfolio

Investment Objective

Growth of capital and moderate current income with a greater emphasis on growth of capital

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.02%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	1.07%
(Fee Waivers and/or Expense reimbursements)†	None
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.07%

* Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.

† The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Portfolio) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than 1.07% for ON Moderate Growth Model Portfolio shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2020, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

18

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2018, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund of funds, that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Moderate Growth Model Portfolio	40-60%	15-35%	10-30%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio’s investment strategy will allocate a large percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large- and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate a smaller percentage of assets allocated to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in Underlying Funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

19

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

20

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last one year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Since inception, the Portfolio’s highest return for a quarter was 3.46%. That was the quarter ended on December 31, 2017. The lowest return for a quarter was -11.97%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	Since 3/1/17
ON Moderate Growth Model Portfolio	-10.14%	-0.38%
Morningstar® Moderately Aggressive Target Risk Index	-6.74%	3.23%

Management

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017

Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017

Tara York	Asset Allocation Committee Member	September 2018

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed after the receipt of an order to purchase or redeem Portfolio shares, on each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

21

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

22

ON Growth Model Portfolio

Investment Objective

Growth of capital and some current income

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.04%
Acquired Fund Fees and Expenses*	0.68%
Total Annual Fund Operating Expenses	1.12%
(Fee Waivers and/or Expense reimbursements)†	None
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.12%

* Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.

† The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Portfolio) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than 1.12% for ON Growth Model Portfolio shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2020, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

23

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2018, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund of funds, that pursues its investment objective by investing in other mutual funds (“underlying funds”) representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Growth Model Portfolio	50-80%	15-45%	0-15%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio will allocate a large percentage of assets to underlying funds that invests primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate smaller percentage of assets to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; and non-U.S. debt securities; debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios that are also advised by the Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in Underlying Funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

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Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and more likely to pay higher dividends. Value stocks may continue to be inexpensive for long periods of time, never realize their potential value, or even go down in value.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

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Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last one year and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Since inception, the Portfolio’s highest return for a quarter was 4.01%. That was the quarter ended on December 31, 2017. The lowest return for a quarter was -14.26%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Average Annual Total Returns As of December 31, 2018	1 Year	Since 3/1/17
ON Growth Model Portfolio	-11.57%	-0.76%
Morningstar® Aggressive Target Risk Index	-8.17%	3.42%

Management

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017

Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017

Tara York	Asset Allocation Committee Member	September 2018

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable contracts. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed after the receipt of an order to purchase or redeem Portfolio shares, on each day

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the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Investment Objectives

The investment objective of each Portfolio may be changed by the Board of Directors in the future without shareholder approval. Shareholders will be provided at least 60 days prior notice of any change in a Portfolio’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Temporary Defensive Measures

Each Portfolio may invest in cash, short-term obligations and U.S. government securities for defensive purposes during times of unusual market or economic conditions or pending selection of securities in accordance with the portfolio’s policies. When investing for defensive purposes, a Portfolio may not meet its investment objectives and may experience lower than expected returns. However, by maintaining defensive investment positions, the portfolio manager is attempting to minimize the losses that might be experienced if the Portfolio were invested in accordance with its investment objectives and policies. Frequent portfolio turnover may result in lower investment returns based on increased brokerage expenses.

Portfolio Managers’ Determination to Sell a Security

The portfolio managers consider a variety of factors in determining whether to sell shares of an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors they believe to be relevant.

Investments and Related Risks	ON Conservative Model Portfolio	ON Moderately Conservative Model Portfolio	ON Balanced Model Portfolio	ON Moderate Growth Model Portfolio	ON Growth Model Portfolio
Smaller Capitalization Companies	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Large Capitalization Companies	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Growth and Value oriented Companies	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Foreign Investments	Principal	Principal	Principal	Principal	Principal
Convertible Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Use of Derivatives	Principal	Principal	Principal	Non-Principal	Non-Principal
Options	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Futures and Options on Futures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Swaps	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Debt Securities	Principal	Principal	Principal	Principal	Principal
Lower-Rated Debt Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Mortgage-Backed Securities	Principal	Principal	Non-Principal	Non-Principal	Non-Principal

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Restricted and Illiquid Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Fund of Funds Risk	Principal	Principal	Principal	Principal	Principal

Smaller Capitalization Companies (Principal Strategy for ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio only)

For the above referenced Portfolios, “small capitalization” is defined as provided in the summary disclosure earlier in this prospectus. Market capitalization is the number of shares outstanding for a company multiplied by the price per share. These companies are often still in their developing stage. While the market capitalization of the companies may be defined as “small” at the time of purchase, portfolio managers will often hold the security if they deem the company to still have growth potential, despite the fact their market capitalizations may have grown to exceed the generally defined limits of small capitalization companies. Securities of companies whose market capitalizations have grown to no longer meet the definition still may be considered to be securities of small capitalization companies for the purposes of a Portfolio’s 80% investment policy. Smaller companies are often selected for investment in a Portfolio because the adviser or sub-adviser believes the companies can achieve rapid growth in sales, earnings and share prices. They often do not pay dividends.

Smaller companies usually present more share price volatility and risk than do larger, more established companies. Smaller and newer companies often have unproven track records, limited product lines, markets and financial resources. Their management often depends on one or a few key people. These factors also increase risk and make these companies more likely to fail than companies with larger market capitalizations. Smaller cap companies’ securities may be subject to more abrupt or erratic price changes than those of larger companies or the market averages. Often, there is less publicly available information for smaller companies than for larger ones. Smaller company securities are sometimes less liquid than those of larger companies. This is because they have fewer shares outstanding and they trade less often. That might make it harder for a Portfolio to buy or sell significant amounts of a smaller company’s shares, or those transactions might impact the shares’ market prices unfavorably.

Large Capitalization Companies (Principal Strategy for ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio only)

Stocks of publicly traded companies are often classified according to market capitalization such as “large capitalization”. Large capitalization companies typically may include companies of sizes similar to those found in the S&P 500® Index. Market capitalization is the number of shares outstanding for a company multiplied by the price per share. Large capitalization companies are often in their mature stage.

Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although large capitalization companies are less sensitive to changing economic conditions and tend to be more established, such companies may fall out of favor with investors.

Growth and Value oriented Companies (Principal Strategy for ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio only)

By investing in a mix of growth and value companies, a Portfolio assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.

Value investing seeks stocks that are priced below their intrinsic or prospective worth. Value investing uses fundamental analysis and research to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company’s current or potential worth. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

Foreign Investments (Principal Strategy for ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio)

Foreign securities are securities of issuers based outside the United States. These include issuers:

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• that are organized under the laws of, or have a principal office in, another country; or

• that have the principal trading market for their securities in another country; or

• that derive, in their most current fiscal year, at least half of their total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Investments in foreign securities involve risks not normally associated with investing in domestic issuers. These include:

• changes in currency rates;

• currency exchange control regulations;

•  seizure or nationalization of companies or their assets;

• political or economic instability;

•  unforeseen taxes, duties or tariffs;

• difficulty in obtaining or interpreting financial information under foreign accounting standards;

•  trading in markets that are less efficient than in the U.S.;

• lack of information regarding securities issuers;

• imposition of legal restraints affecting investments (e.g. capital flow restrictions and repatriation restrictions);

•  reversion to closed markets or controlled economies;

•  national economies based on a few industries or dependent on revenue from certain commodities;

•  local economies and/or markets vulnerable to global conditions;

•  volatile inflation rates and debt burdens; and

• less regulatory protection.

These factors may prevent a Portfolio or the adviser from obtaining information concerning foreign issuers that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Many of these factors are more likely to occur in emerging or developing countries and may cause abrupt and severe price declines. These factors are generally less typical of the developed countries, although economic and financial difficulties in a number of countries in the European Union could negatively affect the value of a Portfolio’s shares.

Foreign securities markets are not always open on the same days or at the same times as U.S. markets. As a result, the values of foreign securities might change on days or at times when a Portfolio’s shareholders cannot redeem shares.

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of a Portfolio to make intended securities purchases or sales due to settlement problems could cause the Portfolio to miss attractive investment opportunities or to incur losses.

Convertible Securities (Principal Strategy for ON Conservative Model Portfolio only)

Convertible securities can be exchanged for or converted into common stock, the cash value of common stock or some other equity security. These include convertible bonds or debentures, convertible preferred stock, units consisting of usable bonds and warrants, and securities that cap or otherwise limit returns to the security holder. Examples of these include dividend enhanced convertible stock or debt exchangeable for common stock (DECS), liquid yield option notes (LYONS), preferred equity redemption cumulative stock (PERCS), preferred redeemable increased dividend securities (PRIDES) and zero coupon convertible securities.

As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As the level of interest rates increases, the market value of convertible securities may decline. Conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities is the right to be exchanged for the issuer’s common stock. This causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation. Most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock price goes down, the value of the convertible security tends to decline to about the level of straight nonconvertible debt of similar quality. This is often called “investment value.” The convertible security then may not experience the same decline as the underlying common stock.

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Many convertible securities sell at a premium over their conversion values. The conversion value is the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock. This premium is the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. The premium may not be recovered if this appreciation potential is not realized.

Convertible securities typically offer high yields and potential for capital appreciation. They are often rated below investment grade, or not rated, because they fall below debt obligations and just above common equity in order of preference or priority on the issuer’s balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities below investment grade or not rated.

Use of Derivatives (Principal Strategy for ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, and ON Balanced Model Portfolio only)

The Portfolios listed above may each invest in derivatives, to the extent described in the respective Portfolio’s Principal Investment Strategy section above.

Options

A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. Call options on securities sold (written) by a Portfolio will be covered or secured, which means that the Portfolio will own the underlying securities or, to the extent it does not own the securities, will maintain a segregated account with its custodian consisting of cash or high quality liquid assets equal to the market value of the option, marked to market daily. If a Portfolio owns the underlying securities, it profits from the premium paid by the buyer, but gives up the opportunity to profit from the increase in the value of the underlying securities during the option period and may be required to hold the securities which it otherwise might have sold. If a Portfolio needs to purchase securities for delivery upon exercise of the option, its potential losses may be unlimited, particularly in a sharply rising market. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price.

When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, a Portfolio deposits cash or high quality liquid assets in a segregated account at its custodian equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. If the price of the underlying security declines and the option is exercised, the Portfolio may realize a loss, which can be substantial. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price.

A Portfolio also may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. A call option sold by a Portfolio on an index will require it to own Portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires the Portfolio to segregate cash or liquid assets equal to the exercise price.

Rather than delivering or buying securities upon exercise of an option, a Portfolio may enter into a “closing transaction,” an offsetting option transaction to close out the position. Whenever a Portfolio enters into a closing transaction for an option it has sold (written), the portfolio will realize a gain (or loss) if the premium plus commission it pays for the offsetting option is less (or greater) than the premium it received on the sale of the original option. Conversely, for an option a Portfolio has purchased, the Portfolio will realize a gain (or loss) if the premium it receives, less commission, for the offsetting option is greater (or less) than the premium it paid for the original option. The Portfolio will realize a gain if a call option it has written lapses unexercised, and a loss if a put option it has purchased lapses unexercised.

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Futures and Options on Futures

Futures are generally bought and sold on the commodities exchanges where they are listed. The sale of a futures contracts creates a firm obligation by a portfolio as seller to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to an index, the net cash amount). Futures contracts may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by a portfolio, to protect against possible changes in interest rates, or to generate income or gain for a portfolio. To cover a futures contract, a portfolio will maintain a segregated account with its custodian consisting of cash or high quality liquid assets equal to the purchase price of the contract, marked to market daily.

The use of futures transactions, including options on futures contracts, entails certain risks. In particular, if a futures transaction is used for hedging, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the portfolio’s position. In addition, futures markets may not be liquid in all circumstances. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Losses resulting from the use of futures and options on futures could reduce net asset value, and possibly income. Futures contracts generally are settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price or that delivery will occur.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not even own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the portfolio would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated derivative instruments that can take many forms. They are known by a variety of names including caps, floors, collars, interest rate swaps, credit default swaps, currency swaps, total return swaps, and volatility swaps. Swap agreements entail the risk that a party will default on its payment obligations to a portfolio. If the other party to a swap defaults, the portfolio would risk the loss of the net amount of payments that it contractually is entitled to receive. If a portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the portfolio and reduce the portfolio’s total return.

Debt Securities (Principal Strategy for ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio)

Debt securities, a type of fixed-income security, include government bonds, corporate bonds, CDs, municipal bonds, preferred stock, collateralized securities (such as CDOs, CMOs, GNMAs) and zero-coupon securities. The interest rate on a debt security is largely determined by the perceived repayment ability of the borrower; higher risks of payment default almost always lead to higher interest rates to borrow capital.

The risks of investing in debt securities include interest rate risk, credit risk and liquidity risk. With interest rate risk, prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A Portfolio investing in debt securities is subject to credit risk since it may lose money if the issuer or guarantor of a fixed-income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security. A Portfolio investing in debt securities is also exposed to liquidity risk, which occurs if it may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Lower-Rated Debt Securities (Principal Strategy for ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, and ON Balanced Model Portfolio only)

Lower-rated debt securities, sometimes referred to as “junk bonds” are debt securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s. As an example, the S&P lower bond ratings are described below. Other ratings are in the Appendix to the Statement of Additional Information.

When bonds have lower ratings it is more likely that adverse changes in the issuer’s financial condition and/or in general economic conditions, or an unanticipated rise in interest rates, may impair the issuer’s ability to pay the bond’s interest and principal. If an issuer cannot pay interest and principal on time, it is likely to make the bond’s values more volatile and it

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could limit the Portfolio’s ability to sell its securities at prices approximating the values that Portfolio had placed on such securities. If there is no liquid trading market for its securities, a Portfolio may not be able to establish the fair market value of such securities. The rating assigned to a security by Moody’s, S&P or Fitch does not necessarily reflect an assessment of the volatility of the security’s market value or liquidity.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Portfolio’s fixed-income securities. Conversely, during periods of rising interest rates, the value of a Portfolio’s fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to pay interest and principal may also affect the value of these investments. Changes in the value of Portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio’s net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.

Issuers of lower-rated securities are often highly leveraged. During an economic downturn or during sustained periods of rising interest rates, issuers may be unable to service their debt obligations. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Sometimes lower-rated securities are issued to raise funds in connection with the acquisition of a company in a “leveraged buy-out” transaction. The highly leveraged capital structure of those issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or adverse changes in the issuer’s financial condition it may be harder for a Portfolio to sell lower-rated securities or the Portfolio may have to sell the securities at a loss. In many cases, such securities may be purchased in private placements. Then they are subject to restrictions on resale as a matter of contract or under securities laws. Then it may also be harder to determine the fair value of the securities or to compute a Portfolio’s net asset value. In order to enforce its rights in the event of a default, a Portfolio may have to take possession of and manage assets securing the issuer’s obligations on such securities. This might increase the Portfolio’s operating expenses and adversely affect the Portfolio’s net asset value. A Portfolio may also be unable to enforce its rights and it may incur greater costs in enforcing its rights if an issuer enters bankruptcy. Trading opportunities are more limited for lower-rated securities. This may make it more difficult for a Portfolio to sell or buy these securities at a favorable price or time. This lack of liquidity also increases the risk of price volatility.

A Portfolio may hold securities that give the issuer the option to “call,” or redeem, its securities. If an issuer redeems securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

S&P Lower Bond Ratings

Debt rated “BB,” “B,” “CC,” and “C,” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B

Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC

Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

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CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.
C

The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC-” rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI	The rating “CI” is reserved for income bonds on which no interest is being paid.
D

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “BB” to “CCC” may be modified by adding a plus (3) or minus (3) to show relative standing within the major rating categories.

Mortgage-Backed Securities (Principal Strategy for ON Conservative Model Portfolio and ON Moderately Conservative Model Portfolio only)

Mortgage-backed and other asset-backed securities (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These securities, in most cases, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. These securities may be subject to liquidity risk as well as the risk of illiquidity and default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities. In particular, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Restricted and Illiquid Securities (Principal Strategy for ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio only)

Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Board of Directors, certain restricted securities are deemed to be liquid. The Directors consider the following criteria in determining the liquidity of restricted securities:

•  the frequency of trades and quotes for the security;

• the number of dealers willing to purchase or sell the security, and the number of other potential buyers;

• dealer undertakings to make a market in the security; and

• the nature of the security and the nature of the marketplace trades.

Fund of Funds Risk (Principal Strategy for ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio)

•  Because the Portfolios invest directly in the underlying funds, all risks associated with the underlying funds apply to the Portfolios. To the extent a Portfolio invests significantly in a particular underlying fund, the Portfolio will have significant exposure to the risks of that underlying fund.

• Because the Portfolios invest their assets in various underlying funds, the Portfolios’ ability to meet their investment objectives will depend on the ability of the underlying funds to meet their own investment objectives.

•  The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. The Portfolio would indirectly bear the costs of both trades.

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• Because the Portfolios invest in underlying funds, you will bear your proportionate share of expenses of the applicable Portfolio and indirectly your proportionate share of expenses of the underlying funds. Consequently, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.

• The ability of the Portfolios to achieve their investment objectives depends on the Adviser’s skill in selecting the asset classes and the mix of underlying funds. There is the risk that the Adviser’s evaluations and assumptions regarding the asset classes and underlying funds may be incorrect in view of actual market conditions.

• The Portfolios are classified as non-diversified under the 1940 Act, which means each Portfolio may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, changes in the prices of single investment or a small number of investments can greatly affect the net asset value of the Portfolio, either up or down

• The Adviser may be subject to potential conflicts of interest in the selection of underlying funds and allocation of the Portfolios’ investments among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain of the underlying funds (or their affiliates) may be higher than fees paid by other of the underlying funds. Other funds with similar investment objectives may perform better or worse than the underlying funds.

• From time to time, large purchases or redemptions from the underlying funds could affect the performance of the underlying funds and, therefore, the performance of the Portfolios.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

FUND MANAGEMENT

The Adviser is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“Ohio National Life”). The Adviser uses Ohio National Life’s investment personnel and administrative systems. That is to say, the personnel of the Adviser are employees of Ohio National Life, who provide investment services to the Adviser. The Adviser has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242. It has served as the Fund’s investment adviser since May 1996. Before that, the Fund’s investment adviser was O.N. Investment Management Company, an indirect, wholly-owned subsidiary of Ohio National Life.

Ohio National Life provides its investment personnel, systems and related services to the Adviser at cost. This is done under a service agreement among Ohio National Life, the Adviser and the Fund. These services are paid for by the Adviser, not the Fund. The Adviser provides portfolio management, investment advice and administrative services to the Fund. This is done under an investment advisory agreement.

Each Portfolio operates as a “fund of funds.” In this structure, each Portfolio invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

A discussion regarding the basis for the Board of Directors approving the advisory agreement is available in the Fund’s Semi-Annual Report for the period ended June 30, 2017.

Investment Advisory Fees

As compensation for its services to the Portfolios, the Adviser receives monthly fees from the Portfolios at annual rates on the basis of the applicable Portfolio’s average daily net assets during the month for which the fees are paid.

For its services to the Portfolios, the Adviser is entitled to a fee at the following effective annualized rates of the average daily net assets:

ON Conservative Model Portfolio	0.40%
ON Moderately Conservative Model Portfolio	0.40%
ON Balanced Model Portfolio	0.40%
ON Moderate Growth Model Portfolio	0.40%

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ON Growth Model Portfolio	0.40%

Fee Waiver Agreement

The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Fund) to the extent that the annual ordinary operating expenses of the Portfolios, exclusive of certain expenses, exceed the following percentages of the average daily net assets (the “Fee Waiver Agreement”):

ON Conservative Model Portfolio	0.92%
ON Moderately Conservative Model Portfolio	1.00%
ON Balanced Model Portfolio	1.00%
ON Moderate Growth Model Portfolio	1.07%
ON Growth Model Portfolio	1.14%

The Fee Waiver Agreement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

For the year ended December 31, 2018, the Adviser reimbursed the expenses of the Portfolios as follows:

ON Conservative Model Portfolio	$226,418
ON Moderately Conservative Model Portfolio	$470,818
ON Balanced Model Portfolio	$1,505,609
ON Moderate Growth Model Portfolio	$1,692,796
ON Growth Model Portfolio	$638,268

Management of Portfolios

The Portfolios are managed by the Asset Allocation Committee, comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee.

Gary Rodmaker is President of the Adviser and is Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income Securities for Ohio National Life since 2014. Prior to joining Ohio National Life, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of Ohio National Life and Chief Investment Officer of National Security. In addition to his participation in the Investment Committee, he oversees the management of the Fund’s ON Bond Portfolio and the fixed-income component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio). Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of Ohio National Life since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is a Second Vice President, Investments for Ohio National Life. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Senior Investment Analyst for Ohio National Life. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The Fund’s SAI provides information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of the Fund’s shares.

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Although each Portfolio is currently managed by the Adviser, the Adviser may hire sub-advisers or consultants to provide day-to-day portfolio management or analysis for a Portfolio in the future. The Fund and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to appoint, dismiss and replace sub-advisers and to amend sub-advisory agreements subject to the approval of the Fund’s Board of Directors and without obtaining shareholder approval. In these circumstances, shareholders would receive notice of such action, including information concerning any new sub-adviser. The Portfolios may not rely on the exemptive order with respect to sub-advisers that are affiliated with the Adviser.

MORE INFORMATION ABOUT THE PORTFOLIOS’ FEES AND EXPENSES

With respect to each Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of the Portfolios, if they are available to direct investment. Since the Portfolios pursue their investment objectives by investing in underlying funds, you will bear your proportionate share of the expenses of the applicable Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the underlying funds. However, not all of the underlying funds may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios that is available in connection with the purchase of shares of the Portfolios.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Portfolio’s assets among underlying funds and the actual expenses of the underlying funds. Additionally, certain underlying funds may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolios.

The Portfolios, by themselves, generally are not intended to provide a complete investment program. Investment in the Portfolios is intended to serve as part of a diversified portfolio of investments.

PURCHASE AND REDEMPTION OF FUND SHARES

Fund shares are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Portfolios as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Portfolios you select.

The net asset value of each Portfolio is computed by dividing the total market value of the securities in that Portfolio, plus any cash or other assets less all liabilities of the Portfolio, by the number of shares outstanding for that Portfolio.

When a determination is made that current market prices or underlying fund net asset values are not readily available, the Portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Because the Portfolios are primarily invested in shares of underlying funds, a Portfolio’s net asset value is based primarily on the net asset values of the underlying funds in which it invests. The prospectuses for the underlying funds explain how the underlying funds calculate net asset value, and the circumstances under which the underlying funds may use fair value pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If an underlying fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the underlying fund’s investments may change on days when underlying fund shares cannot be purchased or redeemed.

The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Portfolios can disrupt Portfolio investment strategies and increase the Portfolios’ operating expenses. In addition, excessive trading can lower overall Portfolio performance for long term investors, prevent a portfolio manager from taking timely advantage of investment opportunities, and create liquidity risks for the Portfolios. Certain Portfolios may be more susceptible to attempted market timing and excessive trading. Typically,

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Portfolios holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Fund has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Portfolios are not designed to accommodate excessive trading practices. The Fund, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing. The Fund’s Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend some or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Portfolios. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the Portfolios involved in the transfer;

• The investment objectives of the particular Portfolios involved in the transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Fund. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Fund, believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Fund, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Portfolios are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Fund to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Fund receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Fund may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously

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mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted Ohio National Life, National Security or the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax. Each year the Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Portfolio shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59½ may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The SAI also has more information regarding the tax status of the Portfolios.

INDEX DESCRIPTIONS

Provided below are descriptions of the indices used for comparative purposes with the performance of the Portfolios. The performance of each index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index or average.

The publishers of any securities index are not affiliated with the Fund or the Adviser and have not participated in creating the Portfolios or selecting the securities for the Portfolios. Except as noted herein, none of the index publishers has approved of any of the information in this prospectus.

Morningstar® Conservative Target Risk Index— The Morningstar® Target Risk Index Family is a series of Morningstar Indexes that provide exposure to a broad array of asset classes using Morningstar asset allocation methodology. The index family provides global equity market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The five levels of global equity exposure are set at 95%, 80%, 60%, 40%, and 20%, respectively, and the Morningstar® Conservative Target Risk Index exposure is set at 20%.

Morningstar® Moderately Conservative Target Risk Index— The Morningstar® Target Risk Index Family is a series of Morningstar Indexes that provide exposure to a broad array of asset classes using Morningstar asset allocation methodology. The index family provides global equity market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The five levels of global equity exposure are set at 95%, 80%, 60%, 40%, and 20%, respectively, and the Morningstar® Moderately Conservative Target Risk Index exposure is set at 40%.

Morningstar® Moderate Target Risk Index— The Morningstar® Target Risk Index Family is a series of Morningstar Indexes that provide exposure to a broad array of asset classes using Morningstar asset allocation methodology. The index family provides global equity market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The five levels of global equity exposure are set at 95%, 80%, 60%, 40%, and 20%, respectively, and the Morningstar® Moderate Target Risk Index exposure is set at 60%.

Morningstar® Moderately Aggressive Target Risk Index— The Morningstar® Target Risk Index Family is a series of Morningstar Indexes that provide exposure to a broad array of asset classes using Morningstar asset allocation methodology. The index family provides global equity market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The five levels of global equity exposure are set at 95%, 80%, 60%, 40%, and 20%, respectively, and the Morningstar® Moderately Aggressive Target Risk Index exposure is set at 80%.

Morningstar® Aggressive Target Risk Index— The Morningstar® Target Risk Index Family is a series of Morningstar Indexes that provide exposure to a broad array of asset classes using Morningstar asset allocation methodology. The index family provides global equity market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately

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aggressive, moderate, moderately conservative, and conservative. The five levels of global equity exposure are set at 95%, 80%, 60%, 40%, and 20%, respectively, and the Morningstar® Aggressive Target Risk Index exposure is set at 95%.

VOTING

Since shares of the Fund are only sold to the separate accounts of insurance companies to fund variable products, the insurance companies will seek voting instructions from the underlying contract owners for any Fund votes. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the portfolios’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the SAI. This should be read in conjunction with those financial statements.

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FINANCIAL HIGHLIGHTS OF OHIO NATIONAL FUND, INC.

For the Five Years Ended December 31, 2018

Financial Highlights

	Selected per-share data						Ratios and supplemental data
		Operations						Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss) on investments and capital gain distributions received from underlying mutual funds	Total from operations	Net asset value, end of year	Total Return#	Net assets at end of year (in millions)	Expenses†	Net investment income†	Expenses†	Portfolio turnover rate

ON Conservative Model Portfolio
Year Ended December 31, 2018	$10.53	0.20	(0.52)	(0.32)	$10.21	-3.04%	$79.0	0.27%	1.70%	0.52%	35%
Period From March 1, 2017 (inception) to December 31, 2017	$10.00	0.16	0.37	0.53	$10.53	5.30%*	$99.7	0.25%**	1.71%**	0.51%**	29%*

ON Moderately Conservative Model Portfolio
Year Ended December 31, 2018	$10.69	0.15	(0.75)	(0.60)	$10.09	-5.61%	$237.2	0.28%	1.26%	0.45%	38%
Period From March 1, 2017 (inception) to December 31, 2017	$10.00	0.13	0.56	0.69	$10.69	6.90%*	$326.0	0.25%**	1.40%**	0.45%**	22%*

ON Balanced Model Portfolio
Year Ended December 31, 2018	$10.81	0.09	(0.93)	(0.84)	$9.97	-7.77%	$1,146.9	0.31%	0.77%	0.42%	37%
Period From March 1, 2017 (inception) to December 31, 2017	$10.00	0.09	0.72	0.81	$10.81	8.10%*	$1,562.6	0.25%**	1.01%**	0.42%**	25%*

ON Moderate Growth Model Portfolio
Year Ended December 31, 2018	$11.05	0.05	(1.17)	(1.12)	$9.93	-10.14%	$1,945.0	0.35%	0.42%	0.42%	49%
Period From March 1, 2017 (inception) to December 31, 2017	$10.00	0.07	0.98	1.05	$11.05	10.50%*	$2,646.8	0.26%**	0.80%**	0.42%**	23%*

ON Growth Model Portfolio
Year Ended December 31, 2018	$11.15	0.02	(1.31)	(1.29)	$9.86	-11.57%	$424.2	0.31%	0.17%	0.43%	62%
Period From March 1, 2017 (inception) to December 31, 2017	$10.00	0.05	1.10	1.15	$11.15	11.50%*	$543.8	0.25%**	0.51%**	0.43%**	24%*

*  Not annualized

** Annualized

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.

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ADDITIONAL INFORMATION

Additional information about Ohio National Fund has been filed with the Securities and Exchange Commission (“SEC”) in a SAI, dated May 1, 2019, which is incorporated herein by reference.

In addition, information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI, annual reports, and semi-annual reports are available upon request and without charge by calling 800.366.6654 or writing to the Fund at One Financial Way, Montgomery, Ohio 45242. You can review the SAI, annual reports, semi-annual reports and the current prospectus by logging onto our website at www.ohionational.com. You may also obtain copies of these documents by contacting the registered representative or broker-dealer who sold you your variable contract.

Information about the Fund can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Information about the SEC’s Public Reference Room is available at 1-202-942-8090. Reports and other information are also available in the SEC’s Internet Site at http://www.sec.gov, and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Ohio National Fund, Inc.
Investment Company Act file number: 811-3015
1933 Act file number: 2-67464

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Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

Telephone 800.366.6654

Statement of Additional Information

May 1, 2019

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectuses of Ohio National Fund, Inc. (the “Fund”) dated May 1, 2019. References in this SAI to the Fund’s “prospectus” should be read to include both prospectuses.

The audited financial statements and the independent registered public accounting firm’s report in the Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2018 are incorporated by reference (are legally part of this SAI).

To obtain a free copy of the Fund’s prospectus, write or call the Fund at the above address, or log onto our website at www.ohionational.com.

Fund History

The Fund is an open-end management investment company which currently consists of 25 separate Portfolios: the ON Equity Portfolio, the ON Bond Portfolio, the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), the ON International Equity Portfolio, the ON Capital Appreciation Portfolio, the ON Foreign Portfolio, the ON Janus Henderson Forty Portfolio, the ON Janus Henderson Venture Portfolio, the ON Janus Henderson Enterprise Portfolio, the ON S&P 500® Index Portfolio, the ON ClearBridge Small Cap Portfolio, the ON Federated High Income Bond Portfolio, the ON Federated Strategic Value Dividend Portfolio, the ON Nasdaq-100® Index Portfolio, the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), the ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), the ON ICON Balanced Portfolio, the ON S&P MidCap 400® Index Portfolio, the ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), the ON Risk Managed Balanced Portfolio, the ON Conservative Model Portfolio, the ON Moderately Conservative Model Portfolio, the ON Balanced Model Portfolio, the ON Moderate Growth Model Portfolio, and the ON Growth Model Portfolio. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is diversified. The ON Nasdaq-100® Index Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”) and National Security Life and Annuity Company (“NSLAC”) to support certain benefits under variable contracts issued by ONLI, ONLAC and NSLAC. In the future, Fund shares may be used for other purposes, but unless there is a change in applicable law, they will not be sold directly to the public.

The Fund is a Maryland corporation. It was created on November 2, 1982 when O.N. Fund, Inc. was merged into O.N. Market Yield Fund, Inc. The shares of O.N. Fund, Inc. were converted to an equal number of shares of the ON Equity Portfolio, all shares of O.N. Market Yield Fund, Inc. were converted into an equal number of shares of the Money Market Portfolio, and the ON Bond Portfolio was created. The Fund has since ceased its operation of the Money Market Portfolio. The remaining Portfolios were added later. The Fund’s Portfolios covered by this SAI began at the following times:

ON Equity Portfolio	1/14/1971
ON Bond Portfolio	11/2/1982

ON BlackRock Balanced Allocation Portfolio	9/10/1984

ON International Equity Portfolio	5/3/1993
ON Capital Appreciation Portfolio	5/1/1994
ON Foreign Portfolio	3/31/1995
ON Janus Henderson Forty Portfolio	3/31/1995
ON Janus Henderson Venture Portfolio	1/3/1997
ON Janus Henderson Enterprise Portfolio	1/3/1997
ON S&P 500® Index Portfolio	1/3/1997
ON ClearBridge Small Cap Portfolio	5/1/1998
ON Federated High Income Bond Portfolio	5/1/1998
ON Federated Strategic Value Dividend Portfolio	5/1/1998
ON Nasdaq-100® Index Portfolio	5/1/2000

ON BlackRock Advantage Large Cap Core Portfolio	5/1/2002
ON BlackRock Advantage Small Cap Growth Portfolio	5/1/2002

ON ICON Balanced Portfolio	4/30/2004
ON S&P MidCap 400® Index Portfolio	11/1/2005

ON BlackRock Advantage Large Cap Growth Portfolio	5/1/2007

ON Risk Managed Balanced Portfolio	5/1/2014
ON Conservative Model Portfolio	3/1/2017
ON Moderately Conservative Model Portfolio	3/1/2017
ON Balanced Model Portfolio	3/1/2017
ON Moderate Growth Model Portfolio	3/1/2017
ON Growth Model Portfolio	3/1/2017

The investment and reinvestment of the assets of the ON Bond Portfolio and the fixed-income component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) are directed by the Fund’s investment adviser, Ohio National Investments, Inc. (the “Adviser”), a wholly-owned subsidiary of ONLI. The principal business address of ONLI, ONLAC and the Adviser is One Financial Way, Montgomery, Ohio 45242. That is also the address of the NSLAC administrative office. NSLAC’s home office is at 810 Seventh Avenue, New York, New York 10019.

The investment and reinvestment of ON ClearBridge Small Cap Portfolio assets are managed by ClearBridge Investments, LLC (“ClearBridge”) as sub-adviser. The principal business address of ClearBridge is 620 8th Avenue, 48th Floor, New York, NY 10018.

The investment and reinvestment of ON International Equity Portfolio assets are managed by Lazard Asset Management LLC (“Lazard”) as sub-adviser. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112.

The investment and reinvestment of ON Foreign Portfolio assets are managed by Templeton Global Advisors Limited (“Templeton”) as sub-adviser. The principal business address of Templeton is Templeton Building, Lyford Cay, Nassau, Bahamas.

The investment and reinvestment of ON Capital Appreciation Portfolio assets are managed by Jennison Associates LLC (“Jennison”) as sub-adviser. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017.

The investment and reinvestment of the ON Janus Henderson Forty Portfolio assets, the ON Janus Henderson Venture Portfolio assets, the ON Janus Henderson Enterprise Portfolio and the Balanced Component of the ON Risk Managed Balanced Portfolio assets are managed by Janus Capital Management LLC (“Janus”) as sub-adviser. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206.

The investment and reinvestment of ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and ON Nasdaq-100® Index Portfolio assets are managed by Geode Capital Management, LLC (“Geode”) as sub-adviser. The principal business address of Geode is 100 Summer Street, 12th Floor, Boston, Massachusetts 02110.

The investment and reinvestment of ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON Equity Portfolio and the equity component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) assets are managed by BlackRock Investment Management, LLC (“BlackRock”) as sub-adviser. The principal business address of BlackRock is 1 University Square, Princeton, New Jersey 08540.

The investment and reinvestment of ON Federated High Income Bond Portfolio assets are managed by Federated Investment Management Company (“Federated Investment”) as sub-adviser. The principal business address of Federated Investment is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Investment manages the Portfolio’s assets as subadviser, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of Federated Investment, provides certain support services to Federated Investment. The fee for these services is paid by Federated Investment and not by the Fund. The address of FASC is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

The investment and reinvestment of ON Federated Strategic Value Dividend Portfolio assets are managed by Federated Equity Management Company of Pennsylvania (“Federated Equity”) as sub-adviser. The principal business address of Federated Equity is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Equity manages the Portfolio’s assets as subadviser, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of Federated Equity, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to Federated Equity. The fee for these services is paid by Federated Equity and not by the Fund. The address of FASC is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

The investment and reinvestment of ON ICON Balanced Portfolio assets are managed by ICON Advisers, Inc. (“ICON”) as sub-adviser. The principal business address of ICON is 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111.

The investment and reinvestment of the Risk Management Component of the ON Risk Managed Balanced Portfolio are managed by AnchorPath Financial, LLC (“AnchorPath”) as sub-adviser. The principal business address of AnchorPath is 1266 East Main Street, Suite 700R, Stamford, Connecticut 06902.

Interests in each Portfolio are represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. All shares of each Portfolio have one vote per share and are freely transferable. When matters arise that affect only one Portfolio, shares of just that Portfolio are entitled to vote on those matters. Approval of certain matters by a vote of all Fund shareholders may not bind a Portfolio whose shareholders did not approve that matter.

Each share of each Portfolio may participate equally in the Portfolio’s dividends, distributions and net assets. The shares of each Portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights. This means the holders of more than half of the Fund shares voting to elect directors can elect all the directors if they so choose. In that event, the holders of the remaining shares could not elect any directors.

All of the outstanding Fund shares are owned of record by ONLI, ONLAC and NSLAC and are held in their various separate accounts. The shares held in connection with those separate accounts are voted by ONLI, ONLAC or NSLAC in accordance with instructions received from the owners of variable contracts issued in connection with such separate accounts and persons receiving payments under the variable contracts. Fund shares attributable to contracts owned by ONLI, ONLAC and NSLAC, and Fund shares not attributable to variable contracts, will be voted in proportion to instructions received from all variable contract owners.

State Street Bank and Trust Company is the Fund’s accounting agent and custodian for all Portfolios. It is located at 801 Pennsylvania Street, Kansas City, Missouri 64105. For assets held outside the United States, the custodian enters into subcustodial agreements.

Fund Performance

From time to time, our affiliates may advertise the current yield, average annual total return and cumulative total returns for the Portfolios. Our affiliates might compare the results to other similar mutual funds or unmanaged indices. Management’s discussion and analysis of the Fund’s performance is included in the Fund’s most-recent annual report and is available for free upon request.

Total return for a Portfolio reflects the sum of all of its earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measurement period. For this purpose, it is assumed that all dividends and capital gains distributions are reinvested. The average annual total return is expressed as a percentage of an amount invested for a one-year period. Each Portfolio’s average return is computed by a formula in which a hypothetical initial investment of $1,000 is equated to an ending redeemable value from the inception of the Portfolio for one-, five- and ten-year periods or from the Portfolio’s inception. Cumulative total return reflects a Portfolio’s aggregate performance, expressed as a dollar amount change, from the beginning to the end of the period.

Percentage changes in net asset value per share and total returns quoted for a Portfolio include the effect of deducting that Portfolio’s expenses, but do not include charges and expenses attributable to any particular insurance product. The amount by which variable annuity separate account charges and expenses would reduce the Fund’s total return may be demonstrated by comparing the Fund’s total return to that of the variable annuity separate account for the same period. Variable life insurance separate account charges vary significantly, depending upon a variety of demographic factors (such as age, sex and health status) and several contract-specific factors (such as stated amount of death benefit), but in all cases would have the result of lowering the total return from the Fund.

All performance quotations are based on historical investment performance and are not intended to indicate future performance.

The Fund’s affiliates may distribute sales literature comparing the performance of its Portfolios against the Consumer Price Index or established market indices such as the Dow Jones Industrial Average, the Standard & Poor’s 500®, 400®, 600® or 1500® Indices, Barra Value Index, one or more of Barclay’s Capital Bond Indices, Merrill Lynch Bond Indices, the Morgan Stanley Capital International Europe, Australia and Far East Index, the Morgan Stanley Capital International World Index, the Russell 2000®, 2500® or 3000® Indices, the New York Stock Exchange Composite Index, the American Stock Exchange Index, the NASDAQ Composite Index, the Nasdaq-100® Index, the Value Line Composite Index, the Investors Business Daily 6000 Index, the Wilshire 5000 Index, IBC’s Money Fund Reports, or other management investment companies having investment objectives similar to the Portfolio being compared. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each Portfolio may also be advertised.

The Fund’s affiliates may also advertise the performance ratings or rankings assigned to certain Portfolios or their subadvisers by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including, but not limited to, The Wall Street Journal, Investors Business Daily, The New York Times, Barron’s, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger’s Personal Finance and Money Magazine.

The prospectuses set forth in tabular form, under the caption “Financial Highlights,” certain information concerning the Fund and its individual Portfolios. The following discussion describes the Fund’s policy with respect to each Portfolio’s turnover rate.

Portfolio Turnover

Each Portfolio has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when the management of the Fund deems it appropriate to purchase or sell securities for a Portfolio. The ON Janus Henderson Venture Portfolio and ON Janus Henderson Forty Portfolio may engage in the purchase and sale of securities close to the ex-dividend date in order to receive the anticipated dividend and then sell the securities after the ex-dividend date. This practice could substantially increase the Portfolio’s turnover rate. Higher turnover rates are often reflected in higher portfolio brokerage expenses. The Fund’s policy with respect to each Portfolio is as follows:

ON Equity Portfolio - Although this Portfolio will not normally purchase securities with the intention of obtaining short-term capital appreciation, purchases and sales will be made whenever deemed prudent and consistent with the investment objectives of the Portfolio. During periods of relatively stable market and economic conditions, it is anticipated that the annual portfolio turnover rate of the Portfolio will be low. During periods when changing market or economic conditions are foreseen, shifts in portfolio emphasis may cause the rate of portfolio turnover to increase. The turnover rate for this Portfolio was 28% in 2018.

ON Bond Portfolio - This Portfolio will engage in transactions when the Adviser believes that they will help to achieve the overall objectives of the Portfolio. Portfolio securities may or may not be held to maturity. The portfolio turnover rate will vary from time to time but is not expected to exceed 150% annually. The turnover rate for this Portfolio was 40% in 2018.

ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) - The portfolio turnover rate will vary from time to time but can normally be expected to exceed 100% annually. The turnover rate for this Portfolio was 225% in 2018.

ON Capital Appreciation Portfolio - Although Jennison generally seeks less volatile securities for this Portfolio, the Portfolio may be traded fairly aggressively. Its portfolio turnover rate is normally expected to be 50% to 150% annually. The turnover rate for this Portfolio was 55% in 2018.

ON International Equity Portfolio - Lazard will not attempt to set or meet a portfolio turnover rate because turnover is incidental to transactions made in an attempt to achieve the Portfolio’s investment objective. Securities will be sold whenever Lazard believes it is appropriate, regardless of how long they have been held. The turnover rate for this Portfolio was 44% in 2018.

ON Foreign Portfolio - Templeton will not attempt to set or meet a portfolio turnover rate because turnover is incidental to transactions made in an attempt to achieve the Portfolio’s investment objective. Securities will be sold whenever Templeton believes it is appropriate, regardless of how long they have been held. The turnover rate for this Portfolio was 22% in 2018.

ON Janus Henderson Forty Portfolio - The turnover rate for this Portfolio can generally be expected to be 30% to 50% annually. The turnover rate for this Portfolio was 48% in 2018.

ON Janus Henderson Venture Portfolio - The annual turnover rate for this Portfolio may exceed 100%. The turnover rate for this Portfolio was 33% in 2018.

ON Janus Henderson Enterprise Portfolio – Effective May 1, 2018, the sub-adviser changed from Goldman Sachs Asset Management, L.P. to Janus Capital Management LLC. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser contributed to a higher portfolio turnover rate for the year ended December 31, 2018, as compared to prior periods. The turnover rate for this Portfolio was 103% in 2018.

ON S&P 500® Index Portfolio - Securities held in this Portfolio generally will not be actively traded. Although it will often purchase fixed-income securities with relatively short maturities, those transactions are not expected to generate substantial brokerage commissions. The annual turnover rate is not normally expected to exceed 100%. The turnover rate for this Portfolio was 18% in 2018.

ON Federated Strategic Value Dividend Portfolio - The Portfolio will not engage in short-term trading, but it may dispose of securities held for a short period if, after examination of their value, the sub-adviser believes such disposition to be advisable in seeking to attain the portfolio’s investment objective. The annual turnover rate is not normally expected to exceed 100%. The turnover rate for this Portfolio was 18% in 2018.

ON Federated High Income Bond Portfolio - The portfolio turnover rate will vary from time to time, but it is not normally expected to exceed 100% for this Portfolio. The turnover rate for this Portfolio was 14% in 2018.

ON ClearBridge Small Cap Portfolio – The portfolio turnover rate will vary from time to time, but the historical turnover rate is expected to be 30-50% for this Portfolio. The turnover rate for this Portfolio was 41% in 2018.

ON Nasdaq-100® Index Portfolio - Securities held in this Portfolio are generally only replaced when changes occur in the make-up of the Index or in order to more closely replicate the Index. The annual turnover rate is not normally expected to exceed 100%. The turnover rate for this Portfolio was 22% in 2018.

ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio) - The portfolio turnover rate for this Portfolio is normally expected to exceed 100% annually. The turnover rate for this Portfolio was 272% in 2018.

ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) – The portfolio turnover rate for this Portfolio is normally expected to exceed 100% annually. The turnover rate for this Portfolio was 201% in 2018.

ON ICON Balanced Portfolio - This Portfolio does not have any limitations regarding portfolio turnover. It may engage in short-term trading to try to achieve its objective and it may have portfolio turnover rates in excess of 100%. The turnover rate for this Portfolio was 47% in 2018.

ON S&P MidCap 400® Index Portfolio - Due to the passive investment strategy of the Portfolio, the rate of portfolio turnover may vary based on redemption requests. The turnover rate for this Portfolio was 28% in 2018.

ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio) – The portfolio turnover rate for this Portfolio is normally expected to exceed 100% annually. Increased market volatility contributed to higher portfolio turnover rates for the year ended December 31, 2018. The turnover rate for this Portfolio was 269% in 2018.

ON Risk Managed Balanced Portfolio – This Portfolio commenced operations on May 1, 2014. The portfolio turnover calculation includes purchases and sales from mortgage dollar roll transactions. Without the effect of mortgage dollar roll transactions, the portfolio turnover rate would have been 102% for the year ended December 31, 2018 and 63% for the year ended December 31, 2017. The turnover rate for this Portfolio was 131% in 2018.

ON Conservative Model Portfolio – This Portfolio commenced operations on March 1, 2017. The turnover rate for this Portfolio was 35% in 2018.

ON Moderately Conservative Model Portfolio – This Portfolio commenced operations on March 1, 2017. The turnover rate for this Portfolio was 38% in 2018.

ON Balanced Model Portfolio – This Portfolio commenced operations on March 1, 2017. The turnover rate for this Portfolio was 37% in 2018.

ON Moderate Growth Model Portfolio – This Portfolio commenced operations on March 1, 2017. The turnover rate for this Portfolio was 49% in 2018.

ON Growth Model Portfolio – This Portfolio commenced operations on March 1, 2017. The turnover rate for this Portfolio was 62% in 2018.

Investment Restrictions

Fundamental Investment Policies

The following is a complete list of the Fund’s fundamental investment restrictions. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or a particular Portfolio, as appropriate. The Investment Company Act of 1940, as amended, defines the vote of a majority of the outstanding voting securities of a fund to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding voting securities of the fund are represented or (ii) more than 50% of the outstanding voting securities of the fund. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a particular Portfolio, such matter shall be deemed to have been effectively acted upon with respect to such Portfolio if a majority of the outstanding voting securities of such Portfolio votes for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

As a matter of fundamental policy, each Portfolio:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio's total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the Investment Company Act of 1940, as amended, or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

5. Will not underwrite securities of other issuers, except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

6. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

7. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

8. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

Non-Fundamental Investment Policy – All Portfolios

Non-fundamental policies may be changed by the Fund’s Board of Directors (the “Board”) in the future without shareholder approval. As a matter of non-fundamental policy:

1. Each Portfolio will not invest, in the aggregate, more than 15% of its net assets (10% in the case of ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio) in illiquid securities. However, if more than 15% (10% in the case of the ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio) of Portfolio assets (defined as net assets plus the amount of any borrowings for investment purposes) are illiquid, a Portfolio's investment adviser(s) will reduce illiquid assets such that they do not represent more than 15% of Portfolio assets (10% in the case of the ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio), subject to timing and other considerations which are in the best interests of the Portfolio and its shareholders.

2. Each Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in fundamental restriction (2) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Non-Fundamental Investment Policy – ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio

Non-fundamental policies may be changed by the Board in the future without shareholder approval. As a matter of non-fundamental policy:

1. The Portfolio will not sell securities short or purchase securities on margin, This limitation does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

Non-Fundamental Investment Policies – ON International Equity Portfolio and ON Foreign Portfolio

Non-fundamental policies may be changed by the Board in the future without shareholder approval. As a matter of non-fundamental policy:

1. The Portfolio will not purchase any securities on margin. This limitation does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

2. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in securities of issuers in at least three different foreign countries.

Non-Fundamental Investment Policy –ON Federated High Income Bond Portfolio and ON Federated Strategic Value Dividend Portfolio

Non-fundamental policies may be changed by the Board in the future without shareholder approval. As a matter of non-fundamental policy:

1. The Portfolio will not purchase any securities on margin. This limitation does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

Certain Investments and Risks

The following disclosures supplement the “Principal Investment Strategies” “Principal Investment Risks” and “Certain Investments and Related Risks” information set forth in the prospectus, and such prospectus disclosure is incorporated herein by reference. The debt security ratings referred to in the prospectus in connection with the investment policies of the Portfolios are defined in the Appendix to this Statement of Additional Information.

Call Options and Put Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.

Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. For more information, see “SEC Segregation Requirements” below.

In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500® Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

Regulation as a Commodity Pool Operator

The Fund, on behalf of each of its Portfolios, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

Options on Futures Contracts and Financial Indexes

Instead of entering into a financial futures contract, a Portfolio may buy and write options on futures contracts and financial indexes. A Portfolio may buy an option giving it the right to enter into such a contract at a future date. A Portfolio also may write an option giving another party the right to enter into such a contract at a future date. The price paid for such an option is called a premium. A Portfolio also may buy or write options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash. Financial futures contracts, options on such contracts and options on financial indexes may be used for hedging and investment purposes.

Margin Requirements for Futures Contacts

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits:

• are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and

• are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its FCM and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. The Adviser and subadvisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

Foreign Currency Transactions

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The ON Foreign Portfolio, ON Federated Strategic Value Dividend Portfolio and ON Federated High Income Bond Portfolio may engage in such transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency.

At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Hybrid Instruments

Hybrid instruments are potentially high-risk derivatives. They can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or futures index. Hybrid instruments may bear interest or pay dividends at or below market or even relatively nominal rates. Under certain conditions, the redemption value of an investment could be zero.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not even own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the

Portfolio would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated derivative instruments that can take many forms. They are known by a variety of names including caps, floors, collars, interest rate swaps, credit default swaps, currency swaps, total return swaps, and volatility swaps.

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities in return for payments equal to a different fixed or floating rate, times the same principal amount, for a specified period. For example, a $10 million LIBOR swap would require one party to pay to the other party the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on a $10 million principal amount.

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Most swap agreements entered into by a Portfolio calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. A Portfolio will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio's illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Adviser or Sub-Adviser believes that the other party to the transaction is creditworthy. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Equity Securities

Equity securities include preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Warrants

Warrants are options to purchase common stock at a specific price. They are valid for a specific period of time. They usually sell at a premium above the market value of the optioned common stock. Warrants may have a life ranging from less than a year to twenty years or they may even be perpetual. However, after they expire they are worthless. If the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. This increases the market risks of warrants as compared to the underlying security. Warrants have no voting rights, pay no dividends, and have no rights in the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Short Sales

Until a borrowed security borrowed in connection with a short sale (as described in the prospectus) is replaced, a Portfolio will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short. When a Portfolio purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by a Portfolio, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. In addition to the short sales discussed above, a Portfolio also may make short sales “against the box,” a transaction in which a Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Portfolio delivers the security to close the short position. A Portfolio receives the net proceeds from the short sale.

Borrowing Money

A Portfolio may borrow money from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio. In addition, a Portfolio also may borrow from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio's total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase agreements. To the extent a Portfolio borrows, it may be subject to some additional costs and risks inherent in borrowing, such as reduced total return and increased volatility. Borrowing for investment purposes will result in leveraging of a Portfolio’s assets and may cause a Portfolio to liquidate portfolio positions when it would not be advantageous to do so. Interest paid on borrowed funds will not be available for investment and will reduce net income.

Zero-Coupon and Pay-in-kind Debt Securities

Zero-coupon securities (or “step ups”) in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon and pay-in-kind securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Zero-coupon convertible securities are debt instruments issued at a discount to their face amount and convertible to common stock (see “Convertible Securities,” in the prospectus). These securities usually have put features giving the holder the opportunity to sell them back to the issuer at a stated price prior to maturity. The prices of zero-coupon convertible securities are generally more sensitive to interest rate fluctuations than are conventional convertible securities.

Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, federal income tax law requires zero-coupon holders to recognize accrued income prior to receipt of actual cash payment (i.e., at maturity). In order to avoid federal income tax liability and maintain its status as a regulated investment company, a Portfolio may have to sell these securities at disadvantageous times in order to generate cash for the distribution of accrued income.

When-Issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. There are no fees or other expenses, other than normal transaction costs. However, the Portfolio must set aside enough of its liquid assets to pay for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled. No Portfolio will engage in when-issued and delayed delivery transactions to an extent that the portfolio would have to set aside more than 20% of the total value of its assets.

Master Limited Partnerships

The Portfolios may invest in master limited partnerships (“MLP”s), which are equity securities that are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs’ investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

Investments in the equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the limited partners and the general partner, cash flow risks, dilution risks and risk related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold. In addition, there are certain tax risks associated with an investment in an MLP because, as a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.

Effective for taxable years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the new law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Portfolio will not.

Over-the-Counter Securities

Over-the-counter (“OTC”) securities are securities traded in a manner other than on a traditional exchange such as the NYSE. OTC transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by a Portfolio in over-the-counter transactions may include an undisclosed dealer markup. There can be no assurance that a Portfolio will be able to close out an OTC position at an advantageous time or price.

Initial Public Offerings (“IPOs”)

The effect of IPOs on Portfolio performance depends on such factors as the number of IPOs in which a Portfolio invested, whether and to what extent the IPOs appreciated in value, and the Portfolio’s asset base. There is no assurance that a Portfolio’s investments in IPOs, if any, will have a positive effect on performance.

Royalty Trusts

Royalty trusts are special purpose financing vehicles organized as investment trusts created to make investments in operating companies or their cash flows. Royalty trusts buy the right to the royalties on the production and sales of a natural resource company. Income and cash flows generated by a royalty trust are passed directly to investors in the form of dividends or the return of invested capital. The yield generated by a royalty trust is not guaranteed and could be volatile because developments in the oil, gas and natural resources markets will affect payouts. For example, the yield on an oil royalty trust can be affected by changes in production levels, natural resources, political and military developments, regulatory changes and conservation efforts. In addition, natural resources are depleting assets. Eventually, the income-producing ability of the royalty trust will be exhausted, at which point the trustees may choose to liquidate, or will attempt to raise or retain funds to make new acquisitions. The purchase of new assets can depress current income and increase the risk that the new property is of lower quality than the property held by the trust. Generally, higher yielding trusts have less time until depletion of proven reserves.

Exchange Traded Funds

Each Portfolio may invest in various exchange traded funds ("ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the S&P 500® Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country. ETFs also may hold a portfolio of debt securities.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange and, in some cases may not be redeemed. The returns of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective may be to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities. Certain funds may invest in actively managed ETFs. Actively managed ETFs do not seek to track the performance of a particular market index. A Portfolio will incur brokerage costs when it purchases ETFs. Furthermore, investments in ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Portfolio.

The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount). Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Portfolios may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act or an order or rule issued by the, the Portfolios’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Portfolio to limit its investments in any one issue of ETFs to 5% of the Portfolio’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Portfolio’s investments in all ETFs may not currently exceed 10% of the Portfolio’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

Investment Companies

The 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio’s total assets in any investment company and no more than 10% in any combination of unaffiliated contracts (except pursuant to certain rules under the 1940 Act or unless other limitations have been granted in an order issued by the SEC). The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. However, the Portfolios may invest in investment companies beyond these general limits pursuant to certain provisions of the 1940 Act, rules under the 1940 Act, or SEC orders subject to certain conditions. The Fund and the Adviser have obtained an order that permits the Portfolios to invest in other investment companies (“underlying funds”) beyond the general limits, subject to certain conditions. The ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio are known as “funds of funds” because they seek to achieve their investment objectives by investing in other mutual funds. The Portfolios may invest in affiliated and unaffiliated underlying funds.

Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or Portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities and instruments in which the mutual funds invest and the investment techniques they may employ. Mutual funds (including the underlying funds) may invest in securities or instruments other than those described in this SAI. Also, mutual funds charge fees and incur operating expenses.

Loans

Each Portfolio may invest in various commercial loans, including bridge loans, debtor-in-possession ("DIP") loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis.

Bridge Loans. Bridge loans are short-term loan arrangements typically made by a borrower in anticipation of receiving intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan increases the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans typically are structured as senior loans, but may be structured as junior loans. Investments in bridge loans subject the Portfolio to certain risks in addition to those described above. In addition, any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower's use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

DIP Loans. DIP loans are issued in connection with restructuring and refinancing transactions. DIP loans are loans to a debtor-in-possession in a proceeding under the U.S. bankruptcy code that have been approved by the bankruptcy court. DIP loans are typically fully secured by a lien on the debtor's otherwise unencumbered assets or secured by a junior lien on the debtor's encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP loans are often required to close with certainty and in a rapid manner to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. Investments in DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. In the event of liquidation, the Portfolio's only recourse will be against the property securing the DIP loan.

Mezzanine Loans. Mezzanine loans are secured by the stock of the company that owns the assets acquired with the proceeds of the loan. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Because mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations. Mezzanine loans, which are usually issued in private placement transactions, may be considered illiquid. In addition, they are often used by smaller companies that may be highly leveraged, and in turn may be subject to a higher risk of default. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Mixed and Shared Funding

In the future, it could possibly be disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Ohio National Life, National Security and the Fund do not currently foresee any such disadvantage. The Board will monitor events to identify any material conflict between variable life and variable annuity contract owners. If that happens, the Board will determine what action, if any, should be taken. This action could include the withdrawal of a separate account from participation in the Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Portfolio; or

• differences between voting instructions given by variable life and variable annuity contract owners.

The Fund may be used in the future to support benefits under other types of contracts or for other purposes. Fund shares are not now, and without a change in applicable law will never be, offered directly to the public. Ohio National Life’s and National Security’s separate accounts are the sole Fund shareholders. Ohio National Life and National Security will vote the Fund shares attributable to your contracts as you direct.

Money Market Instruments

U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a “when issued” basis at which time the rate of return will not have been set.

Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

Bankers’ Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower’s ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

Repurchase Agreements - Under a repurchase agreement, a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at a mutually agreed upon price and date. The seller is a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board. This may also be viewed as a loan of money by the Portfolio to the seller. The resale price is normally greater than the purchase price and reflects an agreed upon interest rate. The rate is effective for the period of time the Portfolio is invested in the agreement. It is not related to the coupon rate on the purchased security.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund enters into repurchase agreements only with financial institutions believed by the Adviser or subadviser to present minimal credit risks in accordance with criteria established by the Board. The Adviser and subadvisers review and monitor the creditworthiness of sellers under the Board’s general supervision. The Fund only enters into repurchase agreements under master repurchase agreements that require that all transactions are fully collateralized and that the Fund have possession of the collateral. These agreements must also provide that the Fund will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the amount invested in each agreement. The Portfolio only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Fund’s custodian.

If the seller were to default, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines. A Portfolio might also incur disposition costs when liquidating the collateral. If the seller goes bankrupt, the Portfolio might have a delay in obtaining its collateral. The Portfolio would then have a loss if the collateral declines in value.

The period of these repurchase agreements is usually short, from overnight to one week. At no time will a Portfolio invest in repurchase agreements for more than one year. These transactions enable a Portfolio to earn a return on temporarily available cash.

Money Market Funds - Open-end management investment companies registered under the Act that are regulated as money market funds under Rule 2a-7 of the Investment Company Act of 1940.

Corporate Obligations

Corporate obligations are bonds and notes issued by corporations in order to finance longer-term credit needs. They may include debt securities issued by U.S. banks and savings and loan associations which at the date of investment have capital, surplus and undivided profits as of their most recent financial statements in excess of $100 million.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a Portfolio sells a debt security to a bank or broker-dealer. The Portfolio agrees to repurchase it at a mutually agreed upon time and price. The Portfolio retains record ownership of the security and the right to receive its interest and principal payments on the security. At the agreed upon future date, the Portfolio repurchases the security by paying back the proceeds previously received, plus interest. The difference between the amount the Portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. Until the Portfolio pays back the full amount, it maintains in a segregated custodial account assets with a value equal to the amount of the commitment to repurchase, including interest. In some agreements, there is no agreed-upon repurchase date and interest payments are calculated daily. These are often based on the prevailing overnight repurchase rate. The Securities and Exchange Commission views these transactions as collateralized borrowings by the Portfolio. The Portfolios must abide by their investment restrictions for borrowing money.

Leveraging (Borrowing for Investment Purposes)

The Investment Company Act of 1940, as amended, requires a Portfolio to maintain continuous asset coverage equal to three times the amount borrowed. Asset coverage means total assets including borrowings less liabilities exclusive of borrowings. If the asset coverage declines as a result of market fluctuations or other reasons, a Portfolio may have to sell some of its holdings within three days to reduce the debt and restore the asset coverage to the required three times. From an investment standpoint, it may hurt the Portfolio to sell securities then.

Borrowing may increase a Portfolio’s net income. However, it also adds risk. For example it may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s securities. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio’s net income will be greater than if it had not borrowed. Conversely, if the income from the assets retained with borrowed funds does not cover the cost of borrowing, the net income of that Portfolio will be less than if borrowing were not used. Therefore, the amount available for distribution as dividends will be reduced. The Portfolios also may have to maintain minimum average balances in connection with borrowing or they may have to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Securities Lending

A Portfolio may increase its total return by lending its securities. It may do this if:

• the loan is secured by collateral consisting of U.S. government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned;

• the Portfolio may at any time call the loan and regain the securities loaned;

• the Portfolio will receive any interest or dividend paid on the loaned securities; and

• the aggregate market value of any securities loaned never exceeds one-third (or such other limit as the Board may establish) of the total assets of the Portfolio.

The risks in lending Portfolio securities include the possible delay in recovering the securities or possible loss of rights in the collateral if the borrower fails financially. Before a Portfolio enters into a loan, the Adviser or subadviser considers all relevant facts and circumstances. These include the creditworthiness of the borrower. Voting rights on the loaned securities pass to the borrower. However, the Portfolio retains the right to call the loans at any time on reasonable notice. The Portfolio will do so if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.

Cyber Security

With the increased use of technologies such as the Internet, the Fund’s business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect the Fund, Adviser, subadvisers, intermediaries, or third party service providers whose operations may impact the Fund. It is possible that such an incident can result in financial losses, including but not limited to, losses arising from inability to process transactions, violations of privacy and other applicable laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future, which may result in a negative financial impact on the Fund and its shareholders. While the Fund and Adviser have established business continuity plans in the event of, and risk management systems to attempt to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that the Fund, Adviser, subadvisers, intermediaries or third party service providers will avoid losses affecting the Fund due to cyber incidents or information security breaches in the future.

Risks Associated With the Investment Activities of Other Accounts

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser or any subadvisers and accounts managed by affiliates of the Adviser or subadvisers. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund’s ability to obtain or dispose of Portfolio securities.

Portfolio Holdings Disclosure Policy

It is the policy of the Fund to publicly disclose holdings of all the Portfolios in accordance with regulatory requirements, such as in periodic Portfolio disclosure in filings with the Securities and Exchange Commission. Portfolio holding information is provided to the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, including without limitation the Fund’s custodians, fund accountants, fund administrators, investment adviser (and consultants, if any, used by the adviser with respect to a Portfolio), subadvisers, independent registered public accounting firm, proxy voting service, and attorneys, as well as its officers and directors, all of whom remain subject to duties of confidentiality, including a duty not to trade on nonpublic information, whether imposed by law or by contract.

Certain Portfolio information, such as top ten holdings (or, for Portfolios that invest primarily in other investment companies (“Underlying Funds”), a list of all Underlying Funds and/or top ten holdings of the Underlying Funds), sector holdings, and other Portfolio characteristics data may also be publicly disclosed via the Fund’s website or otherwise no sooner than 15 days following the last day each calendar month.

There are numerous mutual fund evaluation services that analyze the Portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or to subscribers to their service. Also, there are third-party services that enable a Portfolio’s Adviser (or any subadviser), to perform Portfolio analytics and reconciliations. These services must obtain data from the custodian(s) to supply timely, frequently updated holdings information to the Adviser (or any subadviser) for this limited purpose. In addition, there are third-party services that may be engaged to monitor and file class action claims for the Portfolios, and that must obtain daily holdings information from the custodian(s) for that purpose. The Fund may distribute (or authorize a service provider to distribute) Portfolio holdings to these mutual fund evaluation services and third party services before public disclosure is made, on an ongoing basis. These services sign a written confidentiality agreement that prohibits them from distributing Portfolio holdings or the results of their analyses to third-parties. No person receives any compensation for the disclosure of Portfolio holdings.

The Board has approved this portfolio holdings disclosure policy and must approve any material change to the policy. The Board oversees the monitoring of this policy, and exceptions to the policy must be approved by the Fund’s Chief Compliance Officer.

Management of the Fund

Directors and Officers of the Fund

The Board is responsible for overseeing the management of all the Fund’s Portfolios. The Board can amend the Fund’s By-laws, elect its officers, declare and pay dividends, and exercise all the Fund’s powers except those reserved to the shareholders.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years

Independent Directors
George M. Vredeveld Age 76	Lead Independent Director, Member of Audit and Independent Directors Committees	Indefinite; Since March 1996	Professor Emeritus, Finance: University of Cincinnati (January 2014-present); Research Fellow and Member of Academic Council: Varna Free University, Varna, Bulgaria (2012-present); Alpaugh Professor of Economics: Lindner College of Business, University of Cincinnati (2004-2013)	25	None

[1] The mailing address of each Officer and Director is: c/o Ohio National Fund, Inc. One Financial Way, Montgomery, Ohio 45242.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Geoffrey Keenan Age 60	Chairman, Director, Member of Audit and Independent Directors Committees	Indefinite; Since January 2015	Retired; Executive Vice President and Chief Operating Officer: Gateway Investment Advisers, LLC (1995-2013).	25	None
Madeleine W. Ludlow Age 64	Director, Chairman of Audit Committee and Member of Independent Directors Committee	Indefinite; Since April 2012	Founder/Managing Director: West Capital Partners LLC (2010-present); Director, ALLETE, Inc. (2004 – present)	25	Managing Director: West Capital Partners LLC; Director: ALLETE, Inc.
Lawrence L. Grypp Age 70	Director, Member of Audit and Independent Directors Committees	Indefinite; Since December 2016	Senior Business Advisor and Board Member: Goering Center for Family and Private Business (January 2018 – present); President: Goering Center for Family and Private Business (August 2008 – December 2017).	25	None
Interested Director and Officers
John J. Palmer Age 79	Director	Indefinite; Since July 1997	Insurance industry consultant (April 2010 to present); Director: NSLAC (2002 – present).	25	Director: NSLAC (2002 – present).
Michael J. DeWeirdt Age 59	President	Indefinite; Since March 2017

Senior Vice President and Chief Product Officer: ONLI (September 2018 -present); President: NSLAC (May 2016 – present); Senior Vice President and Head of Annuities SBU: ONLI (January 2016 – September 2018); Senior Vice President, Chief Risk Officer: ONLI (September 2015 – December 2015); Senior Vice President, Capital and Financial Risk Management: ONLI (December 2012 – September 2015)

				NA	NA
Paul J. Gerard Age 59	Vice President	Indefinite; Since March 2016	Senior Vice President and Chief Investment Officer: ONLI and NSLAC (January 2016 - present); Senior Vice President, Investments: ONLI (July 2012-December 2015)	NA	NA

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Keith Dwyer Age 46	Chief Compliance Officer	Indefinite; Since August 2016

Second Vice President, Fund Compliance: ONLI (August 2016 - present); Director, Fund Compliance: ONLI (January 2015 - August 2016); Administrator, Fund Compliance: ONLI (January 2014 - January 2015); Compliance Analyst: ONLI (April 2013 - January 2014); Chief Compliance Officer: ONI and other Ohio National-affiliated companies (August 2016 - present); Chief Compliance Officer: Fiduciary Capital Management ("FCM") (August 2016 – December 2017); Chief Compliance Officer: Suffolk (August 2016 - December 2016); Interim Chief Compliance Officer: ONI, Suffolk, FCM and other Ohio National-affiliated companies (November 2015 - August 2016).

				NA	NA
R. Todd Brockman Age 50	Treasurer	Indefinite; Since August 2004	Vice President, Mutual Funds: ONLI and NSLAC (February 2014-present); Second Vice President, Mutual Fund Operations: ONLI and NSLAC (January 2007- February 2014); Treasurer: ONI.	NA	NA
Kimberly A. Plante Age 44	Secretary	Indefinite; Since March 2005

Vice President and Counsel: ONLI (November 2017-present); Second Vice President and Counsel: ONLI (January 2016-November 2017); Senior Associate Counsel: ONLI (January 2011-January 2016); Secretary: ONI; Officer of various other Ohio National-affiliated companies.

				NA	NA
Daniel P. Leming Age 33	Assistant Treasurer	Indefinite; Since March 2016

Director, Fund Operations and Analysis: ONLI (July 2018 - present); Assistant Director, Fund Operations and Analysis: ONLI (December 2016 – June 2018); Manager, Fund Operations and Analysis: ONLI (February 2016 - December 2016); Sr. Mutual Fund Reporting & Operations Analyst: ONLI (May 2012 - February 2016).

				NA	NA

John Palmer is treated as an “interested” director of the Fund because he is a director of an affiliate of the Adviser.

Qualifications of the Board of Directors. The Board has concluded that, based on each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director should serve as a Director. Among other attributes common to all Directors is their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Directors. In addition, the Board has taken into account the actual service and commitment of the Directors during their tenure in concluding that each should continue to serve. A Director’s ability to perform his duties effectively may have been attained through a Director’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Director of the Fund, other mutual funds, public or private companies, non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Director that led the Board to conclude that he should serve as a Director.

Dr. Vredeveld has served as a Director of the Fund for more than 23 years and Mr. Palmer has over 26 years of experience as a chairman of a fund board of directors, including over 21 years on the Fund’s Board and has 34 years of experience as a senior executive officer of operating companies and mutual funds and as a director of companies, non-profit entities or other organizations. Dr. Vredeveld has over 38 years of experience as a professor of economics and as the president of an organization promoting economic research and education. Ms. Ludlow has extensive business and financial industry experience, including serving as the founder, president, chief executive officer, chief financial officer or treasurer of several operating companies and serving as a trustee or director of several public and non-profit organizations. Mr. Keenan has extensive business and financial industry experience, including serving as an executive vice president and chief operating officer of a registered investment adviser. Mr. Grypp has several years of experience in the financial industry including serving as president and chief executive officer of two major life insurance companies and serving as chairman of two national investment broker dealers. He is also currently the chair of the investment committee of a premier health care provider in Ohio.

Specific details about each Director’s professional experience appear in the professional biography tables above.

Structure and Oversight

Board Structure. Geoffrey Keenan currently serves as Chairman. Independent Directors exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman.

In addition, the Directors have appointed George Vredeveld as Lead Independent Director. The Lead Independent Director acts as a liaison between the Independent Directors and management with respect to matters important to the Independent Directors. The Lead Independent Director is responsible for coordinating the activities of the Independent Directors, including calling regular meetings and executive sessions of the Independent Directors; developing the agenda of each meeting together with the Chairman and management; and chairing the meetings of the Independent Directors. The Chairman and Lead Independent Director may also perform such other functions as may be delegated by the Board from time to time. The Directors have determined that the Board’s leadership structure is appropriate given the Fund’s characteristics and circumstances.

Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Adviser, subadvisers, the Fund’s Chief Compliance Officer, the Fund’s independent registered public accounting firm and Independent Directors’ counsel, as appropriate, regarding risks faced by the Fund and the risk management programs of the Adviser and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Fund’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Fund’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Directors. The actual day-to-day risk management with respect to the Fund resides with the Adviser, subadvisers and other service providers to the Fund. Although the risk management policies of the Adviser, subadvisers and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. The Board met four times in 2018.

Committees. The Board has no special nominating or compensation committees. These functions are the responsibility of the Board’s Independent Directors Committee. The Independent Directors Committee meets periodically with the Independent Directors’ own independent legal counsel to review matters of Fund governance. The Independent Directors also review investment advisory agreements and subadvisory agreements before the Fund or Adviser enters into those agreements and at least once each year to consider whether or not those agreements should be continued. The Independent Directors Committee held four regularly-scheduled meetings in 2018. All members attended those meetings. In addition to their formal committee meetings, the Independent Directors and their independent legal counsel confer informally from time to time to discuss issues related to the responsibilities of the Independent Directors.

The Independent Directors also constitute the Board’s Audit Committee. The Audit Committee is responsible for recommending to the entire Board the engagement or discharge of the Fund’s independent registered public accounting firm. The Audit Committee meets at least twice a year with the independent registered public accounting firm to review the results of the auditing engagement and to discuss the independent registered public accounting firm’s audit plan for the next ensuing year-end audit of the Fund’s financial reports. The Audit Committee met two times in 2018. The Audit Committee has elected Ms. Ludlow as its Chairman. Ms. Ludlow has been designated by the Board as an “Audit Committee financial expert.”

Director Ownership in the Fund

None of the Directors directly owns shares of the Fund. As of December 31, 2018, with the exception of Mr. Palmer, the Directors owned no variable contracts issued by Ohio National that would entitle them to give voting instructions with respect to any of the outstanding shares of the Fund. The following table shows the dollar range of the shares beneficially owned by each Director, including Mr. Palmer, as of December 31, 2018:

Director	Dollar Range of Beneficial Ownership of the Fund as of December 31, 2018*	Aggregate Dollar Amount of all Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2018*

Independent Directors
George M. Vredeveld	None	None
Madeleine W. Ludlow	None	None

Lawrence L. Grypp	None	None

Geoffrey Keenan	None	None
Interested Director

John J. Palmer	B	B

____________

*Ranges: None

A= $1 to $10,000

B= $10,001 to $50,000

C= $50,001 to $100,000

D= over $100,000

Ownership of Securities of the Adviser and Related Companies

As of December 31, 2018, no Independent Directors nor any of their immediate family members owned, beneficially or of record, securities of the Adviser, any subadviser, the distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Adviser, any subadviser or the distributor.

Compensation of Directors

Directors were compensated as follows in 2018:

Director	Aggregate Compensation From the Fund
George M. Vredeveld	$162,500
Madeleine W. Ludlow	$155,000
Lawrence L. Grypp	$150,000
Geoffrey Keenan	$150,000
John J. Palmer	$165,000

Officers of the Fund who are employees or officers of the Adviser, ONLI, ONLAC or NSLAC receive no compensation from the Fund. The Fund has no pension, retirement or deferred compensation plan for its directors or officers.

Codes of Ethics

The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940, as amended, (and the Adviser has adopted a Code of Ethics under Rule 204A-1 under the Investment Advisers Act, as amended). These codes restrict Directors, employees and officers of the Fund, the Adviser and their affiliates from knowingly purchasing or selling (for their own accounts) any securities during a period within seven days of the Fund’s purchase or sale of such security. Pursuant to the Sarbanes-Oxley Act of 2002, the Fund has also adopted a Code of Ethics for the Fund’s President (the principal executive officer) and Treasurer (the principal financial and accounting officer).

Proxy Voting Policies

The Adviser votes proxies relating to the securities owned by the Fund in accordance with policies and procedures established by the Board, subject to the continued review and oversight of the Board.

The Adviser has established a Proxy Committee to implement these policies, and to develop and maintain the Adviser’s Proxy Voting Guidelines, which are also approved by the Board. Pursuant to the Fund’s policies, the Proxy Committee makes the decision whether to vote on a proposal and, if so, how to vote.

The Proxy Voting Guidelines, and the Fund’s policies, require proxy voting only for proposals that the Adviser believes may have an impact on the long term economic value of the securities involved, or may otherwise affect the interests of the Fund’s shareholders and underlying contract owners. The Board has instructed the Adviser that it is not necessary to vote all proxies, and has given the Adviser the discretion to limit voting to those proxy proposals that the Adviser believes may have such an impact. Generally, such proposals would include proposals that affect a company’s capital structure (such as mergers, acquisitions and corporate restructurings), affect voting rights or preferences, involve shareholder rights plans or other anti-takeover proposals, involve authorization of additional capital or debt, or involve equity compensation plans. Some of these proposals may require case-by-case consideration by the Proxy Committee, as they are more subjective in nature and the committee’s decisions could be dependent on specific facts and circumstances.

The Board has authorized the Fund to engage Glass Lewis & Co. to obtain, vote, and record proxies in accordance with the approved Proxy Voting Guidelines. For proxy proposals that require case-by-case direction from the Proxy Committee, due to their non-routine, complex, or subjective nature, Glass Lewis provides the Proxy Committee with research and analysis that it has obtained or formulated. The Proxy Committee may use such information, along with other sources of information, for guidance in making its voting decisions. To the extent the Adviser chooses to vote on proxy proposals on matters that are clearly defined and directed by objective and observable parameters as prescribed by the Proxy Voting Guidelines, Glass Lewis & Co. is given discretion by the Adviser to vote without further guidance from the Proxy Committee.

In all cases, the Proxy Committee and Adviser are obligated to vote in the interests of shareholders and underlying contract owners. If a potential conflict arises between the interests of the Adviser (or members of the Proxy Committee) and those of the shareholders and underlying contract owners, the Proxy Committee will refer the issue to the Board to decide whether to vote and how to vote. The committee may also refer issues to the Board whenever the committee sees fit or when a majority of the committee is unable to resolve an issue.

To obtain information about how the Adviser voted with respect to a security held by the Fund during the most recent 12 months ended June 30, or a copy of the Fund’s Proxy Voting Guidelines, send a written request to:

R. Todd Brockman, Treasurer

Ohio National Investments, Inc.

One Financial Way

Montgomery, Ohio 45242

You may also obtain this information by calling the Fund at 800-366-6654 or by logging on to the SEC’s website at www.sec.gov

Shareholders’ Meetings

The Fund’s by-laws do not require that shareholders meetings be held except when matters occur that require shareholder approval. Such matters include election of directors, approval of certain investment advisory and sub-advisory agreements, and approval of fundamental investment policies and restrictions.

Investment Advisory and Other Services

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser uses ONLI’s investment personnel and administrative systems.

The Adviser regularly furnishes to the Board recommendations with respect to an investment program consistent with the investment policies of each Portfolio. Upon approval of an investment program by the Board, the Adviser or subadviser implements the program by placing the orders for the purchase and sale of securities.

The Adviser’s services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers, for the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services, (other than those provided by agreement with State Street Bank), office space, and other facilities. The Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on Portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders’ meetings.

As compensation for its services, the Adviser receives from the Fund annual fees on the basis of each Portfolio’s average daily net assets during the month for which the fees are paid based on the following schedule:

ON Equity Portfolio	ON S&P 500® Index Portfolio
0.64% of first $500 million	0.40% of first $100 million
0.62% over $500 million	0.35% of next $150 million
0.33% over $250 million

ON Bond Portfolio	ON Federated High Income Bond Portfolio
0.60% of first $100 million	0.75% of first $75 million
0.50% of next $150 million	0.70% of next $75 million
0.45% of next $250 million	0.65% of next $75 million
0.40% of next $500 million	0.60% over $225 million

0.30% of next $1 billion

0.25% over $2 billion	ON Federated Strategic Value Dividend Portfolio
0.75% of first $100 million
ON BlackRock Balanced Allocation Portfolio	0.70% of next $400 million
0.58% of first $100 million	0.65% over $500 million
0.50% of next $150 million
0.45% of next $250 million	ON Nasdaq-100® Index Portfolio
0.40% of next $500 million	0.40% of first $100 million
0.30% of next $1 billion	0.35% of next $150 million
0.25% over $2 billion	0.33% over $250 million

ON International Equity Portfolio	ON BlackRock Advantage Large Cap Core Portfolio
0.85% of first $100 million	0.64% of first $500 million

0.80% of next $100 million	0.62% over $500 million
0.70% of next $800 million
0.67% over $1 billion	ON BlackRock Advantage Small Cap Growth Portfolio
0.78% of first $100 million
ON Foreign Portfolio	0.75% of next $400 million
0.85% of first $100 million	0.70% over $500 million

0.80% of next $100 million

0.70% of next $800 million	ON ICON Balanced Portfolio
0.67% over $1 billion	0.65% of first $200 million
0.60% of next $300 million
ON Capital Appreciation Portfolio	0.55% over $500 million
0.80% of first $100 million
0.75% of next $300 million	ON S&P MidCap 400® Index Portfolio
0.65% of next $600 million	0.40% of first $100 million
0.60% over $1 billion	0.35% of next $150 million
0.33% over $250 million
ON Janus Henderson Forty Portfolio
0.80% of first $100 million	ON BlackRock Advantage Large Cap Growth Portfolio
0.75% of next $400 million	0.66% of first $500 million
0.70% over $500 million	0.64% over $500 million

ON Janus Henderson Venture Portfolio	ON Risk Managed Balanced Portfolio
0.80% of first $150 million	0.90% of first $500 million
0.75% of next $150 million	0.75% over $500 million
0.70% of next $300 million
0.65% over $600 million	ON Conservative Model Portfolio
0.40% of all net assets
ON Janus Henderson Enterprise Portfolio
0.85% of first $100 million	ON Moderately Conservative Model Portfolio
0.80% of next $100 million	0.40% of all net assets
0.75% of next $300 million
0.70% over $500 million	ON Balanced Model Portfolio
0.40% of all net assets

ON ClearBridge Small Cap Portfolio

0.85% of first $200 million	ON Moderate Growth Model Portfolio
0.80% of next $300 million	0.40% of all net assets

0.75% over $500 million

ON Growth Model Portfolio
0.40% of all net assets

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain subadvisers for the Portfolios. The Adviser has engaged a subadviser for each of the ON Equity Portfolio, ON International Equity Portfolio, ON Capital Appreciation Portfolio, ON Foreign Portfolio, ON Janus Henderson Forty Portfolio, ON Janus Henderson Venture Portfolio, ON Janus Henderson Enterprise Portfolio, ON ClearBridge Small Cap Portfolio, ON S&P 500® Index Portfolio, ON Federated High Income Bond Portfolio, ON Federated Strategic Value Dividend Portfolio, ON Nasdaq-100® Index Portfolio, ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), ON ICON Balanced Portfolio, ON S&P MidCap 400® Index Portfolio, ON Risk Managed Balanced Portfolio, and the equity component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) subject to the approval of the Board. The Adviser has entered into Sub-Advisory Agreements with ClearBridge, Federated Equity, Lazard, Templeton, Jennison, Janus, Geode, Federated Investment, BlackRock, ICON, and AnchorPath as the case may be, to manage the investment and reinvestment of those Portfolios’ assets, subject to the supervision of the Adviser. As compensation for their services the Adviser pays:

ON Equity Portfolio (BlackRock)	ON Federated High Income Bond Portfolio (Federated Investment)
0.20% of first $500 million	0.50% of first $30 million
0.18% over $500 million	0.40% of next $20 million
0.30% of next $25 million
ON BlackRock Balanced Allocation Portfolio (BlackRock)	0.25% over $75 million

0.20% of first $500 million
0.18% over $500 million	ON Federated Strategic Value Dividend Portfolio (Federated Equity)
0.50% of first $35 million
ON International Equity Portfolio (Lazard)	0.35% of next $65 million
0.40% of first $500 million	0.25% over $100 million

0.35% of next $500 million

0.32% over $1 billion	ON Nasdaq-100® Index Portfolio (Geode*)
0.05% of first $100 million
ON Foreign Portfolio (Templeton)	0.04% of next $150 million
0.43% of first $500 million	0.03% over $250 million
0.38% of next $500 million
0.35% over $1 billion	ON BlackRock Advantage Large Cap Core Portfolio (BlackRock)
0.20% of first $500 million
ON Capital Appreciation Portfolio (Jennison)	0.18% over $500 million
0.75% of first $10 million
0.50% of next $30 million	ON BlackRock Advantage Small Cap Growth Portfolio (BlackRock)
0.35% of next $25 million	0.45% of the average daily net assets
0.25% of next $335 million
0.22% of next $600 million	ON ICON Balanced Portfolio (ICON)
0.20% over $1 billion	0.40% of first $200 million
0.35% of next $300 million
ON Janus Henderson Forty Portfolio (Janus)	0.30% over $500 million
0.55% of first $100 million
0.50% of next $400 million	ON S&P MidCap 400® Index Portfolio (Geode*)
0.45% over $500 million	0.039% of first $100 million
0.038% of next $150 million
ON Janus Henderson Venture Portfolio (Janus)	0.037% of next $250 million
0.55% of first $150 million	0.036% of next $500 million
0.45% over $150 million	0.035% over $1 billion

ON Janus Henderson Enterprise Portfolio (Janus)	ON BlackRock Advantage Large Cap Growth Portfolio (BlackRock)
0.60% of first $100 million	0.20% of first $500 million
0.55% of next $100 million	0.18% over $500 million
0.50% over $200 million
ON Risk Managed Balanced Portfolio (Janus)
ON ClearBridge Small Cap Portfolio (ClearBridge)	0.35% of first $500 million
0.55% of the first $200 million	0.25% over $500 million
0.50% over $200 million
ON Risk Managed Balanced Portfolio (AnchorPath)
ON S&P 500® Index Portfolio (Geode*)	0.20% of first $500 million
0.025% of first $100 million	0.15% over $500 million
0.020% of next $150 million
0.015% over $250 million

* Subject to a cumulative annual minimum of $150,000 for all Portfolios sub-advised by Geode.

The following investment advisory fees from each of the Fund’s Portfolios were paid to the Adviser for each of the indicated years, ending December 31:

	2018	2017	2016
ON Equity Portfolio	$3,124,700	$4,313,515	$4,026,797
ON Bond Portfolio	1,555,545	966,220	905,985
ON BlackRock Balanced Allocation Portfolio	400,044	377,112	303,184
ON International Equity Portfolio	3,581,693	1,290,328	1,228,524
ON Capital Appreciation Portfolio	919,299	1,344,033	2,742,202
ON Foreign Portfolio	592,275	682,257	683,766
ON Janus Henderson Forty Portfolio	981,189	455,426	415,015

ON Janus Henderson Venture Portfolio	2,054,606	1,986,746	1,799,564
ON Janus Henderson Enterprise Portfolio	853,886	639,236	625,925
ON S&P 500® Index Portfolio	4,089,496	3,180,019	1,807,112
ON ClearBridge Small Cap Portfolio	1,995,689	2,300,180	1,101,586
ON Federated High Income Bond Portfolio	1,918,605	2,133,262	1,561,985
ON Federated Strategic Value Dividend Portfolio	3,142,954	3,890,489	2,606,560
ON Nasdaq-100® Index Portfolio	1,253,990	739,205	537,112
ON BlackRock Advantage Large Cap Core Portfolio	1,496,146	1,607,763	1,580,643
ON BlackRock Advantage Small Cap Growth Portfolio	426,875	741,916	1,145,396
ON ICON Balanced Portfolio	4,385,049	5,759,305	5,332,276
ON S&P MidCap 400® Index Portfolio	555,734	229,292	258,497
ON BlackRock Advantage Large Cap Growth Portfolio	921,055	971,992	914,852
ON Risk Managed Balanced Portfolio	3,189,317	2,847,528	1,916,753
ON Conservative Model Portfolio*	129,075	117,498	-
ON Moderately Conservative Model Portfolio*	667,645	549,834	-
ON Balanced Model Portfolio*	3,997,361	2,833,671	-
ON Moderate Growth Model Portfolio*	7,811,026	4,925,920	-
ON Growth Model Portfolio*	1,406,351	930,308	-
Total	$51,449,605	$45,813,055	$31,493,734

* These Portfolios commenced operations on March 1, 2017 and therefore had no investment advisory fees for the year ended December 31, 2016.

* The following additional amounts were earned but waived by the Adviser as described below:

2018
ON Conservative Model Portfolio*	$226,418
ON Moderately Conservative Model Portfolio*	$470,818
ON Balanced Model Portfolio*	$1,505,609
ON Moderate Growth Model Portfolio*	$1,692,796
ON Growth Model Portfolio*	$638,268

* The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Fund) (the “Fee Waiver Agreement”) to the extent necessary to maintain the total annual fund operating expenses (excluding Portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than the following rates listed below as described in the Fee Waiver Agreement:

ON Conservative Model Portfolio	0.92%
ON Moderately Conservative Model Portfolio	1.00%
ON Balanced Model Portfolio	1.00%
ON Moderate Growth Model Portfolio	1.07%
ON Growth Model Portfolio	1.14%

* The Fee Waiver Agreement will continue at least through April 30, 2020. The Fee Waiver Agreement may only be terminated with the consent of the Board. Under the Fee Waiver Agreement, the Adviser may waive fees or reimburse expenses. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of any excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

The Investment Advisory Agreement also provides that if the total expenses applicable to any Portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of such Portfolio’s average daily net asset value, the Adviser will pay such expenses. For 2018, the Advisor paid no such fees.

Under a Service Agreement among the Fund, the Adviser and ONLI, ONLI has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Board and the shareholders of the respective Portfolios initially voted to approve the current Investment Advisory, Service and Sub-Advisory Agreements on the dates indicated below:

	Board of Directors	Shareholders
ON Equity Portfolio (Investment Advisory and Service)	01-24-1996	03-28-1996
ON Equity Portfolio (Sub-Advisory)	02-21-2019	N/A
ON Bond Portfolio	01-24-1996	03-28-1996
ON BlackRock Balanced Allocation Portfolio (Investment Advisory and Service)	01-24-1996	03-28-1996
ON BlackRock Balanced Allocation Portfolio (Sub-Advisory)	01-25-2019	N/A
ON International Equity Portfolio (Investment Advisory and Service)	01-24-1996	03-28-1996
ON International Equity Portfolio (Sub-Advisory)	03-15-2017	N/A
ON Capital Appreciation Portfolio (Investment Advisory and Service)	01-24-1996	03-28-1996
ON Capital Appreciation Portfolio (Sub-Advisory)	11-02-1999	04-03-2000
ON Foreign Portfolio (Investment Advisory and Service)	01-24-1996	03-28-1996
ON Foreign Portfolio (Sub-Advisory)	03-15-2017	N/A
ON Janus Henderson Forty Portfolio (Investment Advisory and Service)	01-24-1996	03-28-1996
ON Janus Henderson Forty Portfolio (Sub-Advisory)	11-07-2001	03-27-2002
ON Janus Henderson Venture Portfolio (Investment Advisory and Service)	08-22-1996	01-02-1997
ON Janus Henderson Venture Portfolio (Sub-Advisory)	08-28-2002	N/A
ON Janus Henderson Enterprise Portfolio (Investment Advisory and Service)	08-22-1996	01-02-1997
ON Janus Henderson Enterprise Portfolio (Sub-Advisory)	02-13-2018	N/A
ON S&P 500® Index Portfolio (Investment Advisory and Service)	08-22-1996	01-02-1997
ON S&P 500® Index Portfolio (Sub-Advisory)	03-17-2016	N/A
ON ClearBridge Small Cap Portfolio (Investment Advisory and Service)	02-11-1998	04-30-1998
ON ClearBridge Small Cap Portfolio (Sub-Advisory)	08-13-2015	N/A
ON Federated High Income Bond Portfolio	02-11-1998	04-30-1998
ON Federated Strategic Value Dividend Portfolio	02-11-1998	04-30-1998
ON Nasdaq-100® Index Portfolio (Investment Advisory and Service)	03-08-2000	05-01-2000
ON Nasdaq-100® Index Portfolio (Sub-Advisory)	03-17-2016	N/A
ON BlackRock Advantage Large Cap Core Portfolio (Investment Advisory and Service)	03-20-2002	04-30-2002
ON BlackRock Advantage Large Cap Core Portfolio (Sub-Advisory)	01-25-2019	N/A
ON BlackRock Advantage Small Cap Growth Portfolio (Investment Advisory and Service)	03-20-2002	04-30-2002
ON BlackRock Advantage Small Cap Growth Portfolio (Sub-Advisory)	01-25-2019	N/A
ON ICON Balanced Portfolio	03-08-2004	N/A
ON S&P MidCap 400® Index Portfolio (Investment Advisory and Service)	09-22-2010	N/A
ON S&P MidCap 400® Index Portfolio (Sub-Advisory)	11-17-2016	N/A
ON BlackRock Advantage Large Cap Growth Portfolio (Investment Advisory and Service)	03-27-2007	04-30-2007
ON BlackRock Advantage Large Cap Growth Portfolio (Sub-Advisory)	01-25-2019	N/A
ON Risk Managed Balanced Portfolio	03-06-2014	N/A
ON Conservative Model Portfolio	2-10-2017	2-21-2017
ON Moderately Conservative Model Portfolio	2-10-2017	2-21-2017
ON Balanced Model Portfolio	2-10-2017	2-21-2017
ON Moderate Growth Model Portfolio	2-10-2017	2-21-2017
ON Growth Model Portfolio	2-10-2017	2-21-2017

Following an initial two year term, these agreements will continue in force from year to year if continuance is specifically approved at least annually by a majority of the Fund’s Directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of each Portfolio voting separately.

The Board reviews each of the foregoing agreements at least once each year to determine whether or not the agreements should be continued. In reviewing the agreements, the Board reviews information provided to it by the Adviser and subadvisers before the meeting. The Board considers the nature and quality of services provided by the Adviser and each subadviser, the charges for those services, investment performance, and comparisons of the charges with those of peer investment advisers managing similar mutual fund portfolios. The Board also considers other factors such as the Adviser’s income, expenses and profitability, the extent to which the Adviser realizes economies of scale, other sources of revenue to the Adviser, the control of Fund operating expenses, and the manner in which Portfolio securities are purchased and sold. The performance of each Portfolio is compared with that of its benchmark comparison index and with the performance of similar portfolios. Before the meeting at which the agreements are considered for adoption or continuance, the Board requests and receives information from the Adviser and subadvisers relative to these factors. The Board also considers the Adviser’s and subadvisers’ compliance with investment policies, regulatory requirements and ethical standards. The independent directors also confer with their independent legal counsel to consider their role and duties with respect to the review and approval of the agreements. Each agreement (and with respect to the Investment Advisory/Sub-Advisory Agreements, each Portfolio) is considered separately on its own merits.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated as to any Portfolio at any time without the payment of any penalty, on 60 days’ written notice to the Adviser by the Board or by a vote of the majority of the Portfolio’s outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days’ written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days’ written notice to the Fund and the other party. The Sub-Advisory Agreements may be terminated, without penalty, by the Adviser or the subadviser on 90 days’ written notice to the Fund and the other party. Any agreement will automatically terminate in the event of its assignment.

The Securities and Exchange Commission has issued an order permitting the Adviser, subject to the Board’s approval and oversight, to enter into, materially amend and terminate subadvisory agreements (other than with affiliated subadvisors). The shareholders of each Portfolio then in existence approved this arrangement on April 30, 2002.

PORTFOLIO MANAGERS

ON Bond Portfolio

Portfolio Manager: Gary Rodmaker

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*

Registered Investment Companies	6 funds / $3.8 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	8 / $5.5 billion

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factor’s including corporate profitability, training and support of co-workers and overall contribution to corporate performance.

Ownership of Shares: None

ON Bond Portfolio

Portfolio Manager: Nick Trivett

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	6 funds / $3.8 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Nick Trivett is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Trivett’s variable annual incentive compensation is discretionary and is based on a number of factor’s including corporate profitability, training and support of co-workers and overall contribution to corporate performance.

Ownership of Shares: $3,382

ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) (Fixed Income Portion)

Portfolio Manager: Gary Rodmaker

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*

Registered Investment Companies	6 funds / $4.1 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	8 / $5.5 billion

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factor’s including corporate profitability, training and support of co-workers and overall contribution to corporate performance.

Ownership of Shares: None

ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) (Fixed Income Portion)

Portfolio Manager: Nick Trivett

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	6 funds / $4.1 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Nick Trivett is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Trivett’s variable annual incentive compensation is discretionary and is based on a number of factor’s including corporate profitability, training and support of co-workers and overall contribution to corporate performance.

Ownership of Shares: None

ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) (Equity Portion)

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	26 / $10.66 billion	0 / $0
Other Pooled Investment Vehicles	38/ $12.85 billion	1 / $86.74 million
Other Accounts	19 / $19.48 billion	5 / $8.70 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) (Equity Portion)

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	31 / $9.72 billion	0 / $0
Other Pooled Investment Vehicles	41 / $7.79 billion	0 / $0
Other Accounts	16 / $7.62 billion	4 / $4.88 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON S&P 500® Index Portfolio

Portfolio Managers: Deane Gyllenhaal and Louis Bottari are Senior Portfolio Managers, Peter Matthew, Robert Regan, Manav Verma, CFA and Dan Glenn are Portfolio Managers, and Michael Trotter is an Assistant Portfolio Manager of the Portfolio.

Deane Gyllenhaal is a Senior Portfolio Manager. He has been with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Portfolio Manager. He has been with Geode since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Manav Verma, CFA, is a Portfolio Manager. He has been with Geode since 2018. Prior to that, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017. Previously, Mr. Verma worked at Analytic Investors from 2007 to 2012. He is a CFA charterholder.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Michael Trotter has been an Assistant Portfolio Manager with Geode since 2018. Prior to joining Geode, Mr. Trotter was a Senior Portfolio Management Analyst at Proshare Advisors from 2015 to 2018. Previously, Mr. Trotter was an Equity Risk Analyst at The Vanguard Group from 2013 to 2015 and began his career at BNY Mellon in 2013.

The following table provides information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Deane Gyllenhaal	55 / $341,847 million	45 / $31,016 million	6 / $1,391 million
Louis Bottari	62 / $350,137 million	46 / $31,059 million	6 / $1,391 million
Peter Matthew	62 / $350,137 million	46 / $31,059 million	6 / $1,391 million
Robert Regan	55 / $341,847 million	45 / $31,016 million	6 / $1,391 million
Manav Verma	55 / $341,847 million	45 / $31,016 million	6 / $1,391 million
Dan Glenn	55 / $341,847 million	45 / $31,016 million	6 / $1,391 million
Michael Trotter	55 / $341,847 million	45 / $31,016 million	6 / $1,391 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: Potential conflicts of interest may arise in the construction and maintenance of managed accounts and portfolios. Potential conflicts may include, but are not limited to, conflicts of investment strategies. An example may be one portfolio buying or selling a security while another portfolio has a potentially opposite position in the same security. Other potential conflicts may include the allocation of investment opportunities. Geode has implemented policies and procedures that are designed to mitigate the risks associated with conflicts of interest.

There are portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Consequently, portfolio holdings and sector exposures tend to be similar across similar portfolios, mitigating the potential for conflicts of interest. In addition, Geode maintains information barriers around each of its disciplines. Any portfolio’s transactional activities are only available to team members of the investment discipline that manages such portfolio. This is designed to prevent the misuse of portfolio holdings information and trading activity in the other disciplines.

Geode may combine orders to purchase or sell the same security for various portfolios when it is believed that such aggregation is consistent with its duty to seek best execution. Certain orders may not be available for all client portfolios due to cash flow, restrictions, etc. Geode has adopted policies and procedures to mitigate the risk that a client portfolio could be disadvantaged in connection with the aggregation of orders. When purchase orders exceed available supply, allocations will be made on a pro-rata basis generally based on each portfolio’s applicable net assets, but not to exceed order size. This also would include initial public offerings, which tend to be oversubscribed. Short sales, including short sales of exchange traded funds, will be allocated, like purchase transactions, based on proportion to net assets. When sell orders exceed available demand in the market place, allocations will be made on a pro-rata basis, generally calculated by position size, rather than net assets, but not to exceed order size. Sales, if executed in anticipation of when-issued or when-received shares, will be treated the same as sell orders. Short sales will be traded separately from other sales of the same security. Covers of short positions will be allocated, like sell orders, based on proportion to position size.

Compensation: Portfolio manager compensation generally consists of a fixed based salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods up to five years. A portion of each portfolio manager’s bonus is linked to the Fund’s relative investment performance measured against the Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Ownership of Shares:

Deane Gyllenhaal: None

Louis Bottari: None

Peter Matthew: None

Robert Regan: None

Manav Verma: None

Dan Glenn: None

Michael Trotter: None

ON Nasdaq-100® Index Portfolio

Portfolio Managers: Deane Gyllenhaal and Louis Bottari are Senior Portfolio Managers, Peter Matthew, Robert Regan, Manav Verma, CFA and Dan Glenn are Portfolio Managers, and Michael Trotter is an Assistant Portfolio Manager of the Portfolio.

Deane Gyllenhaal is a Senior Portfolio Manager. He has been with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Portfolio Manager. He has been with Geode since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Manav Verma, CFA, is a Portfolio Manager. He has been with Geode since 2018. Prior to that, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017. Previously, Mr. Verma worked at Analytic Investors from 2007 to 2012. He is a CFA charterholder.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Michael Trotter has been an Assistant Portfolio Manager with Geode since 2018. Prior to joining Geode, Mr. Trotter was a Senior Portfolio Management Analyst at Proshare Advisors from 2015 to 2018. Previously, Mr. Trotter was an Equity Risk Analyst at The Vanguard Group from 2013 to 2015 and began his career at BNY Mellon in 2013.

The following table provides information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities.

The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Deane Gyllenhaal	55 / $342,632 million	45 / $31,016 million	6 / $1,391 million
Louis Bottari	62 / $350,922 million	46 / $31,059 million	6 / $1,391 million
Peter Matthew	62 / $350,922 million	46 / $31,059 million	6 / $1,391 million
Robert Regan	55 / $342,632 million	45 / $31,016 million	6 / $1,391 million
Manav Verma	55 / $342,632 million	45 / $31,016 million	6 / $1,391 million
Dan Glenn	55 / $342,632 million	45 / $31,016 million	6 / $1,391 million
Michael Trotter	55 / $342,632 million	45 / $31,016 million	6 / $1,391 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: Potential conflicts of interest may arise in the construction and maintenance of managed accounts and portfolios. Potential conflicts may include, but are not limited to, conflicts of investment strategies. An example may be one portfolio buying or selling a security while another portfolio has a potentially opposite position in the same security. Other potential conflicts may include the allocation of investment opportunities. Geode has implemented policies and procedures that are designed to mitigate the risks associated with conflicts of interest.

There are portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Consequently, portfolio holdings and sector exposures tend to be similar across similar portfolios, mitigating the potential for conflicts of interest. In addition, Geode maintains information barriers around each of its disciplines. Any portfolio’s transactional activities are only available to team members of the investment discipline that manages such portfolio. This is designed to prevent the misuse of portfolio holdings information and trading activity in the other disciplines.

Geode may combine orders to purchase or sell the same security for various portfolios when it is believed that such aggregation is consistent with its duty to seek best execution. Certain orders may not be available for all client portfolios due to cash flow, restrictions, etc. Geode has adopted policies and procedures to mitigate the risk that a client portfolio could be disadvantaged in connection with the aggregation of orders. When purchase orders exceed available supply, allocations will be made on a pro-rata basis generally based on each portfolio’s applicable net assets, but not to exceed order size. This also would include initial public offerings, which tend to be oversubscribed. Short sales, including short sales of exchange traded funds, will be allocated, like purchase transactions, based on proportion to net assets. When sell orders exceed available demand in the market place, allocations will be made on a pro-rata basis, generally calculated by position size, rather than net assets, but not to exceed order size. Sales, if executed in anticipation of when-issued or when-received shares, will be treated the same as sell orders. Short sales will be traded separately from other sales of the same security. Covers of short positions will be allocated, like sell orders, based on proportion to position size.

Compensation: Portfolio manager compensation generally consists of a fixed based salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods up to five years. A portion of each portfolio manager’s bonus is linked to the Fund’s relative investment performance measured against the Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Ownership of Shares:

Deane Gyllenhaal: None

Louis Bottari: None

Peter Matthew: None

Robert Regan: None

Manav Verma: None

Dan Glenn: None

Michael Trotter: None

ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio)

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	26 / $10.66 billion	0 / $0
Other Pooled Investment Vehicles	38/ $12.85 billion	1 / $86.74 million
Other Accounts	19 / $19.48 billion	5 / $8.70 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio)

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	31 / $9.72 billion	0 / $0
Other Pooled Investment Vehicles	41 / $7.79 billion	0 / $0
Other Accounts	16 / $7.62 billion	4 / $4.88 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio)

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	26 / $10.66 billion	0 / $0
Other Pooled Investment Vehicles	38/ $12.85 billion	1 / $86.74 million
Other Accounts	19 / $19.48 billion	5 / $8.70 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio)

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	31 / $9.72 billion	0 / $0
Other Pooled Investment Vehicles	41 / $7.79 billion	0 / $0
Other Accounts	16 / $7.62 billion	4 / $4.88 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON ICON Balanced Portfolio

Portfolio Manager: Donovan “Jerry” Paul

ICON seeks to achieve its investment objectives through a valuation methodology to identify securities that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in securities ICON believes to be over-priced relative to current intrinsic value may be sold and replaced by investments in securities ICON believes are under-priced relative to intrinsic value. In addition to identifying securities over- or under-priced relative to the broad market, ICON generally considers relative strength. In general, relative strength is a measure of the performance of a security in relation to the performance of the broader market over a specified period of time.

Other Accounts Managed:

Other Accounts	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other	0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager regularly purchases or sells the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, ICON will generally combine client orders (i.e., enter a “bunched” order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, shares in the partial fill are allocated pro-rata to each account based on the percentage each account represented to the initial order.

ICON has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager’s contribution to the investment manager’s research process, and trends in industry compensation levels and practices.

The portfolio manager also receives employee benefits, including, but not limited to, health care and other insurance benefits, and participation in the investment manager’s 401(k) program.

Ownership of Shares: The portfolio manager does not own any shares of the Ohio National Fund.

ON ICON Balanced Portfolio

Portfolio Manager: Craig Callahan

ICON seeks to achieve its investment objectives through a valuation methodology to identify securities that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in securities ICON believes to be over-priced relative to current intrinsic value may be sold and replaced by investments in securities ICON believes are under-priced relative to intrinsic value. In addition to identifying securities over- or under-priced relative to the broad market, ICON generally considers relative strength. In general, relative strength is a measure of the performance of a security in relation to the performance of the broader market over a specified period of time.

Other Accounts Managed:

Other Accounts	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	4 funds / $98 million
Other Pooled Investment Vehicles	0
Other	1,527 accounts / $209 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager regularly purchases or sells the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, ICON will generally combine client orders (i.e., enter a “bunched” order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, shares in the partial fill are allocated pro-rata to each account based on the percentage each account represented to the initial order.

ICON has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager’s contribution to the investment manager’s research process, and trends in industry compensation levels and practices.

The portfolio manager also receives employee benefits, including, but not limited to, health care and other insurance benefits, and participation in the investment manager’s 401(k) program.

Ownership of Shares: The portfolio manager does not own any shares of the Ohio National Fund.

ON ICON Balanced Portfolio

Portfolio Manager: Scott Callahan

ICON seeks to achieve its investment objectives through a valuation methodology to identify securities that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in securities ICON believes to be over-priced relative to current intrinsic value may be sold and replaced by investments in securities ICON believes are under-priced relative to intrinsic value. In addition to identifying securities over- or under-priced relative to the broad market, ICON generally considers relative strength. In general, relative strength is a measure of the performance of a security in relation to the performance of the broader market over a specified period of time.

Other Accounts Managed:

Other Accounts	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	2 funds / $97 million
Other Pooled Investment Vehicles	0
Other	1,521 accounts / $148 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager regularly purchases or sells the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, ICON will generally combine client orders (i.e., enter a “bunched” order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, shares in the partial fill are allocated pro-rata to each account based on the percentage each account represented to the initial order.

ICON has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager’s contribution to the investment manager’s research process, and trends in industry compensation levels and practices.

The portfolio manager also receives employee benefits, including, but not limited to, health care and other insurance benefits, and participation in the investment manager’s 401(k) program.

Ownership of Shares: The portfolio manager does not own any shares of the Ohio National Fund.

ON Equity Portfolio

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	26 / $10.66 billion	0 / $0
Other Pooled Investment Vehicles	38/ $12.85 billion	1 / $86.74 million
Other Accounts	19 / $19.48 billion	5 / $8.70 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm.

BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON Equity Portfolio

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	31 / $9.72 billion	0 / $0
Other Pooled Investment Vehicles	41 / $7.79 billion	0 / $0
Other Accounts	16 / $7.62 billion	4 / $4.88 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief

Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON Foreign Portfolio

Portfolio Manager: Tucker Scott, CFA

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Tucker Scott	Total Number of Additional Accounts Managed / Total Assets*

Registered Investment Companies	9 / $23,599.7 million
Other Pooled Investment Vehicles	5 / $8,551.9 million
Other Accounts	2 / $126.4 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Conflicts.     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.     The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

• Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

ON Foreign Portfolio

Portfolio Manager: Christopher Peel, CFA

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Christopher Peel	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	4 / $21,199.3 million
Other Pooled Investment Vehicles	0 / $0
Other Accounts	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Conflicts.     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.     The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

• Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

ON Foreign Portfolio

Portfolio Manager: Norman Boersma, CFA

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Norman Boersma	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	11 / $23,998.2 million
Other Pooled Investment Vehicles	11 / $10,431.5 million
Other Accounts	3 / $539.4 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Conflicts.     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.     The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

• Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

ON Foreign Portfolio

Portfolio Manager: Heather Arnold, CFA

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Heather Arnold	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	9 / $23,672.5 million
Other Pooled Investment Vehicles	13 / $12,159.2 million
Other Accounts	10 / $2,093.1 million**

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

**2 of the Accounts have an advisory fee that is based on the performance of the account with total assets of $66.2 million.

Dollar value range of shares owned in the Fund: None.

Conflicts.     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.     The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

• Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

ON Federated Strategic Value Dividend Portfolio

Portfolio Manager: Daniel Peris

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Daniel Peris	Total Number of Additional Accounts Managed / Total Assets*

Registered Investment Companies	5 / $10.1 billion
Other Pooled Investment Vehicles	3 / $271.6 million
Other Accounts	174 / $2.2 billion

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Daniel Peris is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. “Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured for the rolling one, three and five calendar year periods, typically, on pre-tax gross total return on an absolute basis and versus the designated peer group of comparable accounts. In addition, performance is, typically, measured based on the average gross one-year distribution yield for one, three and five calendar year periods on an absolute basis and versus a designated peer group of comparable accounts. Typically, performance is also measured on the average one, three and five year dividend growth rate on an absolute basis. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

As noted above, Mr. Peris is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. Peris is responsible when his compensation is calculated may be equal or can vary.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Portfolio is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Portfolio, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Portfolio or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager's compensation), and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

ON Federated Strategic Value Dividend Portfolio

Portfolio Manager: Deborah Bickerstaff

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Deborah Bickerstaff	Total Number of Additional Accounts Managed / Total Assets*

Registered Investment Companies	5 / $10.1 billion
Other Pooled Investment Vehicles	3 / $271.6 million
Other Accounts	174 / $20.1 billion

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Deborah Bickerstaff is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured for the rolling one, three and five calendar year periods, typically, on pre-tax gross total return on an absolute basis and versus the designated peer group of comparable accounts. In addition, performance is, typically, measured based on the average gross one-year distribution yield for one, three and five calendar year periods on an absolute basis and versus a designated peer group of comparable accounts. Typically, performance is also measured on the average one, three and five year dividend growth rate on an absolute basis. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

As noted above, Ms. Bickerstaff is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Ms. Bickerstaff is responsible when her compensation is calculated may be equal or can vary.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Portfolio is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Portfolio, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Portfolio or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager's compensation), and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

ON Federated High Income Bond Portfolio

Portfolio Manager: Mark Durbiano

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Mark Durbiano	Total Number of Additional Accounts Managed / Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance

Registered Investment Companies	21 / $12.9 billion	0 / $0
Other Pooled Investment Vehicles	4 / $265.0 million	0 / $0
Other Accounts	4 / $169.1 million	1 / $197.3 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Portfolio's benchmark (i.e., Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index) and versus the Portfolio’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Portfolio. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Portfolio or other accounts or activities for which Mr. Durbiano is responsible when his compensation is calculated may be equal or can vary. In addition, Mr. Durbiano has oversight responsibility for other portfolios that he does not personally manage and serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income accounts. A portion of the IPP score is based on Federated’s senior management’s assessment of team contributions.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one IPP group (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed or activity engaged in by the portfolio manager and included in the IPP group. At the account level, the weighting assigned to the Portfolio is lesser than or equal to the weighting assigned to other accounts or activities used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant. Pursuant to the terms of a business agreement, Mr. Durbiano’s annual incentives may include certain guaranteed amounts.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Portfolio, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Portfolio or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager's compensation), and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

ON International Equity Portfolio

Portfolio Managers: Michael G. Fry, Michael A. Bennett, Kevin J. Matthews and Michael Powers are Managing Directors at Lazard, John R. Reinsberg is a Deputy Chairman at Lazard, Giles Edwards is a portfolio manager at Lazard and collectively, they are portfolio managers of the Portfolio.

Michael G. Fry has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Fry, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Prior to joining Lazard in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Michael A. Bennett has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Bennett, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Prior to joining Lazard in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987.

Kevin J. Matthews has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Matthews, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Prior to joining the International Equity teams, Mr. Matthews was a research analyst with a background in financial, automotive, aerospace and capital goods sectors. Mr. Matthews began working in the investment field in 2001 when he joined Lazard.

Michael Powers has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Powers, a Managing Director of Lazard, is a portfolio manager/analyst on Lazard’s various International Equity teams. Mr. Powers began working in the investment field in 1990 when he joined Lazard.

John R. Reinsberg has been a portfolio manager of the ON International Equity Portfolio since May 2017. Mr. Reinsberg, a Deputy Chairman of Lazard, is responsible for oversight of Lazard’s International and Global strategies. Mr. Reinsberg is a portfolio manager/analyst on Lazard’s various Global Equity and International Equity teams. Prior to joining Lazard in 1992, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Giles Edwards has been a portfolio manager of the ON International Equity Portfolio since May 2019. Mr. Edwards is a portfolio manager/analyst on various international equity teams. Prior to joining the investment teams, he was a Research Analyst with a background in media, automotive and services. Prior to joining Lazard in 2008, Mr. Edwards was a Management Accountant at BSkyB, completing his CIMA qualifications.

The following information about the portfolio managers is provided as of the end of the Portfolio’s most recently completed fiscal year.

Account Type	Portfolio Manager	Market Value	Number of Accounts	Market Value of Performance Fee Accounts	Number of Performance Fee Accounts
Registered Investment Companies	Fry, Michael	$7,737,981,965	11	$3,526,399,831	1
Other Pooled Investment Vehicles	Fry, Michael	$2,108,676,566	10	$0	0
Other Accounts	Fry, Michael	$16,197,670,803	173	$100,935,299	1

Account Type	Portfolio Manager	Market Value	Number of Accounts	Market Value of Performance Fee Accounts	Number of Performance Fee Accounts
Registered Investment Companies	Bennett, Michael	$13,510,389,585	14	$3,526,399,831	1
Other Pooled Investment Vehicles	Bennett, Michael	$2,785,312,726	13	$0	0
Other Accounts	Bennett, Michael	$22,633,032,636	215	$100,935,299	1

Account Type	Portfolio Manager	Market Value	Number of Accounts	Market Value of Performance Fee Accounts	Number of Performance Fee Accounts
Registered Investment Companies	Matthews, Kevin	$7,737,981,965	11	$3,526,399,831	1
Other Pooled Investment Vehicles	Matthews, Kevin	$2,108,676,566	10	$0	0
Other Accounts	Matthews, Kevin	$16,197,670,803	173	$100,935,299	1

Account Type	Portfolio Manager	Market Value	Number of Accounts	Market Value of Performance Fee Accounts	Number of Performance Fee Accounts
Registered Investment Companies	Powers, Michael	$7,884,533,935	14	$3,526,399,831	1
Other Pooled Investment Vehicles	Powers, Michael	$2,108,676,566	10	$0	0
Other Accounts	Powers, Michael	$16,197,670,803	173	$100,935,299	1

Account Type	Portfolio Manager	Market Value	Number of Accounts	Market Value of Performance Fee Accounts	Number of Performance Fee Accounts
Registered Investment Companies	Reinsberg, John	$9,911,518,957	13	$0	0
Other Pooled Investment Vehicles	Reinsberg, John	$2,418,961,979	16	$0	0
Other Accounts	Reinsberg, John	$13,627,078,133	86	$347,688,446	2

Account Type	Portfolio Manager	Market Value	Number of Accounts	Market Value of Performance Fee Accounts	Number of Performance Fee Accounts
Registered Investment Companies	Edwards, Giles	$7,737,981,965	11	$3,526,399,831	1
Other Pooled Investment Vehicles	Edwards, Giles	$2,108,676,566	10	$0	0
Other Accounts	Edwards, Giles	$16,197,670,803	173	$100,935,299	1

____________

Compensation:

Lazard compensates its portfolio managers with a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include amount of assets in the portfolio as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment; (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

A variable bonus is based on a portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectuses or other governing document) over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. The variable bonus for the portfolio management team in respect of its management of the Portfolio is determined by reference to the corresponding indices. The portfolio manager’s bonus also can be influenced by subjective measurement of the manager’s ability to help others make investment decisions. A portion of a portfolio manager’s variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain Portfolios, in shares that vest in two to three years. Certain portfolio managers’ bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.

Ownership of Shares: None

ON Capital Appreciation Portfolio

Portfolio Managers: Mark G. DeFranco and Brian M. Gillott are the portfolio managers of the portfolio. Mr. DeFranco and Mr. Gillott generally have final authority over all aspects of the portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Mark G. DeFranco is a Managing Director and an opportunistic equity portfolio manager. He joined Jennison in December 1998. Prior to joining Jennison, he was a precious metals equity analyst and portfolio manager at Pomboy Capital, beginning in 1995. Prior to that, Mr. DeFranco was a research analyst at Comstock Partners. He began his career on the equity research sales desk at Salomon Brothers. Mr. DeFranco earned a BA in economics from Bates College and an MBA from Columbia University.

Brian M. Gillott is a Managing Director and an opportunistic equity portfolio manager. He joined Jennison in September 1998. Prior to joining Jennison, Mr. Gillott was an analyst at Goldman Sachs and Soros Fund Management. Mr. Gillott earned a BS in economics with honors from Penn State University.

The portfolio managers for the portfolio are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Other Accounts Managed:

Account Type	Portfolio Manager	Market Value (Thousands)	Number of Accounts	Market Value of Performance Fee Accounts (Thousands)	Number of Performance Fee Accounts
Registered Investment Companies	DeFranco, Mark G.	$328,599	1	0	0
Other Pooled Investment Vehicles	DeFranco, Mark G.	$1,286,248	4	0	0
Other Accounts*	DeFranco, Mark G.	$406,216	5	0	0

____________

*Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Account Type	Portfolio Manager	Market Value (Thousands)	Number of Accounts	Market Value of Performance Fee Accounts (Thousands)	Number of Performance Fee Accounts
Registered Investment Companies	Gillott, Brian M.	$328,599	1	0	0
Other Pooled Investment Vehicles	Gillott, Brian M.	$1,286,248	4	0	0
Other Accounts*	Gillott, Brian M.	$406,216	5	0	0

____________

*Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Conflicts of Interest: Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

• Long only accounts/long-short accounts:  Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

• Large accounts: Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for Jennison.

• Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

• Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

• Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

• Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

• Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

• Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts and between wrap fee program sponsors.

• Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

• Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

• Jennison has adopted a code of ethics and policies relating to personal trading.

• Jennison has adopted a conflicts of interest policy and procedures.

• Jennison provides disclosure of these and other potential conflicts in its Form ADV.

Compensation: Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same values and level of commitment that are hallmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the discretionary cash bonus represents the majority of an investment professional’s compensation.

Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.

The factors reviewed for the portfolio managers are listed below.

The quantitative factors reviewed for the portfolio managers may include:

• One-, three-, five-year and longer term pre-tax investment performance for groupings of accounts managed in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value). Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.

•  The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.

The qualitative factors reviewed for the portfolio managers may include:

• The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

• Qualitative factors such as teamwork and responsiveness;

• Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation; and

• Historical and long-term business potential of the product strategies.

Ownership of Shares:

Mark G. DeFranco: None

Brian M. Gillott: None

ON Janus Henderson Forty Portfolio

Portfolio Manager: Doug Rao(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets

Registered Investment Companies	4/$12,223.89 million(1)
Other Pooled Investment Vehicles	3/$373.51 million
Other Accounts	6/$1,410.07 million

____________

(*) For any co-managed accounts, the assets reflect total account assets.

(1) Two of the accounts included in the total, consisting of $11,710.42 million of the total assets in the category, has a performance-based advisory fee.

Material Conflicts: The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation: The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Janus Henderson Forty Portfolio

Portfolio Manager: Nick Schommer, CFA(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets

Registered Investment Companies	5/$14,440.45 million(1)
Other Pooled Investment Vehicles	4/$391.35 million
Other Accounts	8/$1,413.36 million

____________

(*) For any co-managed accounts, the assets reflect total account assets.

(1) Three of the accounts included in the total, consisting of $13,926.98 million of the total assets in the category, have a performance-based advisory fee.

Material Conflicts: The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation: The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Janus Henderson Enterprise Portfolio

Portfolio Manager: Brian Demain(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets

Registered Investment Companies	6/$19,685.30 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	7/$1,570.51million

____________

(*) For any co-managed accounts, the assets reflect total account assets.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Janus Henderson Enterprise Portfolio

Portfolio Manager: Philip Cody Wheaton(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets

Registered Investment Companies	6/$19,685.30 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	7/$1,570.51 million

____________

(*) For any co-managed accounts, the assets reflect total account assets.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON ClearBridge Small Cap Portfolio

Portfolio Manager: Albert Grosman

Other Accounts Managed:

Other Accounts	Total Number of Other Accounts Managed/ Total Assets*

Registered Investment Companies	2 / $2,409,000,000
Other Pooled Investment Vehicles	1 / $51,000,000
Other Accounts	7,521 / $2,950,000,000

____________

*None of the other accounts have a performance based advisory fee.

Conflicts of Interest: Potential conflicts of interest may arise when the Portfolio’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers.

The subadviser and the Portfolio have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the subadviser and the individuals that each employs. For example, the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the subadviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The subadviser has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Compensation: ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base Salary Compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary Compensation. In addition to base compensation, managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Incentive Award

• ClearBridge’s Deferred Incentive Plan (CDIP) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For research analysts, two-thirds of their deferral is elected to track the performance of one or more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

• Legg Mason Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock. The award is paid out to employees in shares subject to vesting requirements.

• Legg Mason Restricted Stock – a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include, but are not limited to:

• Investment performance - A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectuses) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5- year performance;

• Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;

• Overall firm profitability and performance;

• Amount and nature of assets managed by the portfolio manager;

• Contributions for asset retention, gathering and client satisfaction;

• Contribution to mentoring, coaching and/or supervising;

• Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and

• Market compensation survey research by independent third parties.

Ownership of Shares: The portfolio manager does not own any shares of the ON ClearBridge Small Cap Portfolio.

ON ClearBridge Small Cap Portfolio

Portfolio Co-Manager: Brian Lund

Other Accounts Managed:

Other Accounts	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1 / $1,949,000,000
Other Pooled Investment Vehicles	1 / $51,000,000
Other Accounts	253 / $55,000,000

____________

*None of the other accounts have a performance based advisory fee.

Conflicts of Interest: Potential conflicts of interest may arise when the Portfolio’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Portfolio’s portfolio managers.

The subadviser and the Portfolio have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the subadviser and the individuals that each employs. For example, the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the subadviser and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The subadviser has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Compensation: ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base Salary Compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary Compensation. In addition to base compensation, managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Incentive Award

• ClearBridge’s Deferred Incentive Plan (CDIP) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For research analysts, two-thirds of their deferral is elected to track the performance of one or more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

• Legg Mason Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock. The award is paid out to employees in shares subject to vesting requirements.

• Legg Mason Restricted Stock – a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include, but are not limited to:

• Investment performance - A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectuses) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5- year performance;

• Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;

• Overall firm profitability and performance;

• Amount and nature of assets managed by the portfolio manager;

• Contributions for asset retention, gathering and client satisfaction;

• Contribution to mentoring, coaching and/or supervising;

• Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and

• Market compensation survey research by independent third parties.

Ownership of Shares: The portfolio manager

does not own any shares of the ON ClearBridge Small Cap Portfolio.

ON Janus Henderson Venture Portfolio

Portfolio Manager: Jonathan D. Coleman, CFA(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets

Registered Investment Companies	3/$12,678.60 million
Other Pooled Investment Vehicles	1/$189.70 million
Other Accounts	7/$733.63 million (1)

____________

(*) For any co-managed accounts, the assets reflect total account assets.

(1) One of the accounts included in the total, consisting of $371.09 million of the total assets in the category, has a performance-based advisory fee.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Janus Henderson Venture Portfolio

Portfolio Manager: Scott Stutzman, CFA(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets

Registered Investment Companies	3/$12,678.60 million
Other Pooled Investment Vehicles	1/$189.70 million
Other Accounts	7/$733.63 million(1)

____________

(*) For any co-managed accounts, the assets reflect total account assets.

(1) One of the accounts included in the total, consisting of $371.09 million of the total assets in the category, has a performance-based advisory fee.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio.

Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON S&P MidCap 400® Index Portfolio

Portfolio Managers: Deane Gyllenhaal and Louis Bottari are Senior Portfolio Managers, Peter Matthew, Robert Regan, Manav Verma, CFA and Dan Glenn are Portfolio Managers, and Michael Trotter is an Assistant Portfolio Manager of the Portfolio.

Deane Gyllenhaal is a Senior Portfolio Manager. He has been with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Portfolio Manager. He has been with Geode since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Manav Verma, CFA, is a Portfolio Manager. He has been with Geode since 2018. Prior to that, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017. Previously, Mr. Verma worked at Analytic Investors from 2007 to 2012. He is a CFA charterholder.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Michael Trotter has been an Assistant Portfolio Manager with Geode since 2018. Prior to joining Geode, Mr. Trotter was a Senior Portfolio Management Analyst at Proshare Advisors from 2015 to 2018. Previously, Mr. Trotter was an Equity Risk Analyst at The Vanguard Group from 2013 to 2015 and began his career at BNY Mellon in 2013.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Deane Gyllenhaal	55 / $342,652 million	45 / $31,016 million	6 / $1,391 million
Louis Bottari	62 / $350,942 million	46 / $31,059 million	6 / $1,391 million
Peter Matthew	62 / $350,942 million	46 / $31,059 million	6 / $1,391 million
Robert Regan	55 / $342,652 million	45 / $31,016 million	6 / $1,391 million
Manav Verma	55 / $342,652 million	45 / $31,016 million	6 / $1,391 million
Dan Glenn	55 / $342,652 million	45 / $31,016 million	6 / $1,391 million
Michael Trotter	55 / $342,652 million	45 / $31,016 million	6 / $1,391 million

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: Potential conflicts of interest may arise in the construction and maintenance of managed accounts and portfolios. Potential conflicts may include, but are not limited to, conflicts of investment strategies. An example may be one portfolio buying or selling a security while another portfolio has a potentially opposite position in the same security. Other potential conflicts may include the allocation of investment opportunities. Geode has implemented policies and procedures that are designed to mitigate the risks associated with conflicts of interest.

There are portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Consequently, portfolio holdings and sector exposures tend to be similar across similar portfolios, mitigating the potential for conflicts of interest. In addition, Geode maintains information barriers around each of its disciplines. Any portfolio’s transactional activities are only available to team members of the investment discipline that manages such portfolio. This is designed to prevent the misuse of portfolio holdings information and trading activity in the other disciplines.

Geode may combine orders to purchase or sell the same security for various portfolios when it is believed that such aggregation is consistent with its duty to seek best execution. Certain orders may not be available for all client portfolios due to cash flow, restrictions, etc. Geode has adopted policies and procedures to mitigate the risk that a client portfolio could be disadvantaged in connection with the aggregation of orders. When purchase orders exceed available supply, allocations will be made on a pro-rata basis generally based on each portfolio’s applicable net assets, but not to exceed order size. This also would include initial public offerings, which tend to be oversubscribed. Short sales, including short sales of exchange traded funds, will be allocated, like purchase transactions, based on proportion to net assets. When sell orders exceed available demand in the market place, allocations will be made on a pro-rata basis, generally calculated by position size, rather than net assets, but not to exceed order size. Sales, if executed in anticipation of when-issued or when-received shares, will be treated the same as sell orders. Short sales will be traded separately from other sales of the same security. Covers of short positions will be allocated, like sell orders, based on proportion to position size.

Compensation: Portfolio manager compensation generally consists of a fixed based salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods up to five years. A portion of each portfolio manager’s bonus is linked to the Portfolio’s relative investment performance measured against the Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Ownership of Shares:

Deane Gyllenhaal: None

Louis Bottari: None

Peter Matthew: None

Robert Regan: None

Manav Verma: None

Dan Glenn: None

Michael Trotter: None

ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio)

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	26 / $10.66 billion	0 / $0
Other Pooled Investment Vehicles	38/ $12.85 billion	1 / $86.74 million
Other Accounts	19 / $19.48 billion	5 / $8.70 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio)

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of the end of the Portfolio’s most recently completed fiscal year.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	31 / $9.72 billion	0 / $0
Other Pooled Investment Vehicles	41 / $7.79 billion	0 / $0
Other Accounts	16 / $7.62 billion	4 / $4.88 billion

____________

Conflicts of Interest: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation: BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation: Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Shares: None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Jeremiah Buckley, CFA(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets

Registered Investment Companies	5/$26,685.87 million
Other Pooled Investment Vehicles	2/$1,779.22 million
Other Accounts	16/$1,513.66 million

____________

* For any co-managed accounts, the assets reflect total account assets.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Marc Pinto, CFA(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets

Registered Investment Companies	5/$26,685.87 million
Other Pooled Investment Vehicles	2/$1,779.22 million
Other Accounts	16/$1,513 million

____________

* For any co-managed accounts, the assets reflect total account assets.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Mayur Saigal(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets

Registered Investment Companies	7/$29,877.78 million
Other Pooled Investment Vehicles	7/$2,827.16 million
Other Accounts	25/$8,056.77 million(1)

____________

* For any co-managed accounts, the assets reflect total account assets.

(1) One of the accounts included in the total, consisting of $4,409.34 million of the total assets in the category, has a performance-based advisory fee.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Darrell Watters(*)

Other Accounts:

The following is information regarding the number of funds/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets

Registered Investment Companies	8/$31,158.31 million
Other Pooled Investment Vehicles	9/$3,278.76 million
Other Accounts	26/$8,106.18 million(1)

____________

* For any co-managed accounts, the assets reflect total account assets.

(1) One of the accounts included in the total, consisting of $4,409.34 million of the total assets in the category, has a performance-based advisory fee.

Material Conflicts:

The following describes material conflicts as of December 31, 2018. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Portfolio. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or a portfolio manager’s family members) may beneficially own or transact in the same securities as those held in the Portfolio. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others or one role over another in the allocation of time, resources, or investment opportunities, resulting in the potential for other accounts outperforming the Portfolio.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that is appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Portfolio.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors performance of accounts with similar strategies for any performance dispersion.

Janus is the adviser to the Portfolio and the Janus “funds of funds,” which are funds that invest primarily in other Janus mutual funds. Because Janus is the adviser to the Janus “funds of funds” and the Portfolio, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among accounts.

Compensation:

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2018.

The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of an annual discretionary bonus, a portion of which is deferred (for awards exceeding $75,000). Deferrals are typically made in Janus Henderson stock, although in some cases deferrals are made in funds for regulatory reasons. For some individuals with a significant Janus Henderson stock holding they may also elect to have some or all of their deferral delivered in mutual funds. These deferrals are credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for the first year of employment.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Shares – None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Marshall C. Greenbaum

Other Accounts:

The following is information regarding the number of fund/accounts managed by the portfolio manager and total fund/account assets managed as of December 31, 2018.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets
Registered Investment Companies	0
Other Pooled Investment Vehicles	2* / $16,998,527
Other Accounts	16 / $3,028,263

____________

*The accounts have performance-based advisory fees.

Conflicts of Interest: The Portfolio Manager has management responsibility for other accounts, which may create the potential for conflicts to arise. Even though all accounts in the same investment style are managed similarly, the portfolio manager can make investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account. Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at the same time or at different times. A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Portfolio. A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another. This conflict may be heightened where an account is subject to a performance-based fee. A portfolio manager’s personal investing may also give rise to potential conflicts of interest.

AnchorPath has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.

Compensation: AnchorPath’s compensation policy is to pay portfolio managers a fixed salary and discretionary bonuses based on asset growth and firm profitability. In addition, Mr. Greenbaum is a direct owner of the firm.

Ownership of Shares: None

ON Conservative Model Portfolio

Portfolio Managers: The Portfolios are managed by the Asset Allocation Committee comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee. As Chair of the Asset Allocation Committee, Mr. Rodmaker has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the investment program for the Portfolios.

Gary Rodmaker is President of the Adviser and Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income for ONLI since 2014. Prior to joining ONLI, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of ONLI and NSLAC. Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of ONLI since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is Second Vice President, Investments for ONLI. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Senior Investment Analyst for ONLI. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Gary Rodmaker	2 / $271.0 million	0 / $0	8 / $5.5 billion

Paul Gerard	0 / $0	0 / $0	8 / $12.8 billion

Nick Trivett	2 / $271.0 million	0 / $0	8 / $12.8 billion
Tara York	0 / $0	0 / $0	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Paul Gerard is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, department profitability, and the company's attainment of strategic objectives, along with personal attainment of employee-specific annual goals. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Nick Trivett is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Tara York is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Ownership of Shares:

Gary Rodmaker: None

Paul Gerard: None

Nick Trivett: None

Tara York: None

ON Moderately Conservative Model Portfolio

Portfolio Managers: The Portfolios are managed by the Asset Allocation Committee comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee. As Chair of the Asset Allocation Committee, Mr. Rodmaker has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the investment program for the Portfolios.

Gary Rodmaker is President of the Adviser and Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income for ONLI since 2014. Prior to joining ONLI, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of ONLI and NSLAC. Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of ONLI since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is Second Vice President, Investments for ONLI. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Senior Investment Analyst for ONLI. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Gary Rodmaker	2 / $271.0 million	0 / $0	8 / $5.5 billion

Paul Gerard	0 / $0	0 / $0	8 / $12.8 billion

Nick Trivett	2 / $271.0 million	0 / $0	8 / $12.8 billion
Tara York	0 / $0	0 / $0	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Paul Gerard is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, department profitability, and the company's attainment of strategic objectives, along with personal attainment of employee-specific annual goals. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Nick Trivett is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Tara York is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Ownership of Shares:

Gary Rodmaker: None

Paul Gerard: None

Nick Trivett: None

Tara York: None

ON Balanced Model Portfolio

Portfolio Managers: The Portfolios are managed by the Asset Allocation Committee comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee. As Chair of the Asset Allocation Committee, Mr. Rodmaker has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the investment program for the Portfolios.

Gary Rodmaker is President of the Adviser and Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income for ONLI since 2014. Prior to joining ONLI, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of ONLI and NSLAC. Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of ONLI since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is Second Vice President, Investments for ONLI. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Senior Investment Analyst for ONLI. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Gary Rodmaker	2 / $271.0 million	0 / $0	8 / $5.5 billion

Paul Gerard	0 / $0	0 / $0	8 / $12.8 billion

Nick Trivett	2 / $271.0 million	0 / $0	8 / $12.8 billion
Tara York	0 / $0	0 / $0	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Paul Gerard is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, department profitability, and the company's attainment of strategic objectives, along with personal attainment of employee-specific annual goals. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Nick Trivett is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Tara York is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Ownership of Shares:

Gary Rodmaker: None

Paul Gerard: None

Nick Trivett: None

Tara York: None

ON Moderate Growth Model Portfolio

Portfolio Managers: The Portfolios are managed by the Asset Allocation Committee comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee. As Chair of the Asset Allocation Committee, Mr. Rodmaker has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the investment program for the Portfolios.

Gary Rodmaker is President of the Adviser and Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income for ONLI since 2014. Prior to joining ONLI, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of ONLI and NSLAC. Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of ONLI since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is Second Vice President, Investments for ONLI. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Senior Investment Analyst for ONLI. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Gary Rodmaker	2 / $271.0 million	0 / $0	8 / $5.5 billion

Paul Gerard	0 / $0	0 / $0	8 / $12.8 billion

Nick Trivett	2 / $271.0 million	0 / $0	8 / $12.8 billion
Tara York	0 / $0	0 / $0	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Paul Gerard is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, department profitability, and the company's attainment of strategic objectives, along with personal attainment of employee-specific annual goals. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Nick Trivett is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Tara York is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Ownership of Shares:

Gary Rodmaker: None

Paul Gerard: None

Nick Trivett: None

Tara York: None

ON Growth Model Portfolio

Portfolio Managers: The Portfolios are managed by the Asset Allocation Committee comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee. As Chair of the Asset Allocation Committee, Mr. Rodmaker has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the investment program for the Portfolios.

Gary Rodmaker is President of the Adviser and Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income for ONLI since 2014. Prior to joining ONLI, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of ONLI and NSLAC. Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of ONLI since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is Second Vice President, Investments for ONLI. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor's degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Senior Investment Analyst for ONLI. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2018.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*

Gary Rodmaker	2 / $271.0 million	0 / $0	8 / $5.5 billion

Paul Gerard	0 / $0	0 / $0	8 / $12.8 billion

Nick Trivett	2 / $271.0 million	0 / $0	8 / $12.8 billion
Tara York	0 / $0	0 / $0	0 / $0

____________

*None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from the Portfolios’ trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolios from being negatively affected as a result of any such potential conflicts.

Compensation:

Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the Portfolio’s benchmark and performance vs. Portfolio’s peer group both calculated over one and three year time periods. A portion of the portfolio manager’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, training and support of co-workers and overall contribution to corporate performance. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Paul Gerard is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability, department profitability, and the company's attainment of strategic objectives, along with personal attainment of employee-specific annual goals. Further, there is a long-term incentive compensation plan that is designed to link officer compensation to the increase in value of the company.

Nick Trivett is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Tara York is paid a fixed base salary and variable incentive bonus. Base salary is determined within a market competitive position-specific salary range, based on experience and job description. The variable annual incentive compensation is discretionary and is based on personal attainment of employee-specific annual goals.

Ownership of Shares:

Gary Rodmaker: None

Paul Gerard: None

Nick Trivett: None

Tara York: None

Brokerage Allocation

The Adviser buys and sells the Portfolio securities for the ON Bond Portfolio, and the fixed-income component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), and selects the brokers and dealers to handle such transactions. Each of the subadvisers selects the brokers and dealers that execute the transactions for the Portfolios managed by the respective subadviser. It is the intention of the Adviser and of each subadviser to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each Portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Adviser and subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers or dealers through whom to effect transactions, the Adviser and subadvisers consider a number of factors including the quality, difficulty and efficiency of execution, confidentiality and trade anonymity, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and Portfolio strategy. In making such determination, the Adviser or subadviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or subadviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one Portfolio, a broker may also offer services of benefit to other Portfolios managed by the Adviser or subadviser, or of benefit to its affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or a subadviser. However, receipt of such services may tend to reduce the expenses of the Adviser or the subadvisers. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or the subadvisers and conversely, transaction costs paid by other clients of the Adviser or the subadvisers may generate information which is beneficial to the Fund.

Consistent with these policies, the subadvisers may, with the Board’s approval and subject to its review, direct Portfolio transactions to be executed by a broker affiliated with the subadviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. Additionally, it is possible that the Adviser or a subadviser may direct brokerage to a broker that also sells Ohio National’s products, either itself or through affiliates. Portfolio managers are strictly prohibited from considering variable product sales as a factor for directing brokerage.

For each of the indicated years, ending on December 31, the following brokerage commission amounts were paid by each Portfolio:

	2018	2017	2016
ON Equity Portfolio	$243,866	$326,143	$346,791
ON Bond Portfolio	-	-	-
ON BlackRock Balanced Allocation Portfolio	148,087	139,906	120,945
ON International Equity Portfolio	413,144	285,545	414,155
ON Capital Appreciation Portfolio	119,823	181,024	423,740
ON Foreign Portfolio	25,079	174,368	109,306
ON Janus Henderson Forty Portfolio	39,034	21,791	30,795
ON Janus Henderson Venture Portfolio	122,852	114,052	121,663
ON Janus Henderson Enterprise Portfolio	72,851	36,008	45,894
ON S&P 500® Index Portfolio	15,444	10,357	20,657
ON ClearBridge Small Cap Portfolio	245,448	235,367	191,278
ON Federated High Income Bond Portfolio	1,104	4,405	8,502
ON Federated Strategic Value Dividend Portfolio	297,142	261,141	285,244
ON Nasdaq-100® Index Portfolio	5,311	3,159	4,016
ON BlackRock Advantage Large Cap Core Portfolio	568,510	633,541	675,129
ON BlackRock Advantage Small Cap Growth Portfolio	330,716	603,282	909,661
ON ICON Balanced Portfolio	293,902	596,488	741,626
ON S&P MidCap 400® Index Portfolio	16,529	3,227	29,759
ON BlackRock Advantage Large Cap Growth Portfolio	310,225	351,828	242,614
ON Risk Managed Balanced Portfolio	87,031	87,028	93,685
ON Conservative Model Portfolio*	-	-	-
ON Moderately Conservative Model Portfolio*	-	-	-
ON Balanced Model Portfolio*	-	-	-
ON Moderate Growth Model Portfolio*	-	-	-

ON Growth Model Portfolio*	-	-	-
Total	$3,356,098	$4,068,660	$4,815,460

* These Portfolios commenced operations on March 1, 2017 and therefore there were no brokerage commission amounts paid by the Portfolios for the year ended December 31, 2016.

In 2018, substantially all of such commissions were paid to brokers who furnished statistical data and research information to the Adviser or a subadviser.

Purchase and Redemption of Shares

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Shares of one Portfolio may be exchanged for shares of another Portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.

The net asset value of the Fund’s shares is determined on each day on which an order for purchase or redemption of the Fund’s shares is received and there is a sufficient degree of trading in Portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of the securities in that Portfolio plus any cash or other assets less all liabilities of the Portfolio, by the number of shares outstanding for that Portfolio.

Securities which are held in a Portfolio and listed on a securities exchange are valued at the last sale price at the close of the exchange or, if there has been no sale that day, then the mean between the bid and ask prices will be used. Over-the-counter securities are valued at the last trade price as of 4:00 p.m. Eastern time.

The Board is ultimately responsible for determining the current net asset values of each Portfolio. The Board has authorized the Adviser and its service providers to use the following sources to determine the current daily prices of securities owned by the Portfolios: FT Interactive Data, Reuters, Bloomberg, Standard and Poor’s Securities Evaluations, Inc. and any brokers making a market in a particular security.

Short-term debt securities in all Portfolios other than the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost. The Fund has obtained an exemptive order from the Commission permitting it to value all short-term debt securities in the ON BlackRock Balanced Allocation Portfolio at amortized cost. The short-term debt assets of the ON BlackRock Balanced Allocation Portfolio are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. All other assets of the ON BlackRock Balanced Allocation Portfolio and of all other Portfolios, including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board.

As a condition of the exemptive order, the Fund has agreed, with respect to short-term debt securities in its ON BlackRock Balanced Allocation Portfolio, to maintain a dollar-weighted average maturity of not more than 120 days and to not purchase any such debt security having a maturity of more than one year. The dollar-weighted average maturity of short-term debt securities is determined by dividing the sum of the dollar value of each such security times the remaining days to maturity of such security by the sum of the dollar value of all short-term debt securities. Should the disposition of a short-term debt security result in a dollar-weighted average maturity of more than the number of days allowed under the exemptive order or Rule 2a-7, as the case may be, the Portfolio will invest its available cash so as to reduce such average maturity to the required number of days or less as soon as reasonably practicable. The Fund normally holds short-term debt securities to maturity and realizes par therefor unless an earlier sale is required to meet redemption requirements.

In addition, the ON BlackRock Balanced Allocation Portfolio is required to limit its short-term debt investments, including repurchase agreements, to those United States dollar denominated instruments which the Board determines present minimal credit risks and which are in the top two rating categories of any nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, of comparable quality as determined by the Board. Although the use of amortized cost provides certainty in valuation, it may result in periods during which value so determined is higher or lower than the price the Fund would receive if it liquidated its securities.

Tax Status

At December 31, 2018, the Fund and each then existing Portfolio qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Under such provisions, the Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Portfolio is treated as a separate corporation for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, each Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. Each Portfolio also intends to comply with the diversification requirements or regulations under Sections 817(h) and 851(b)(3) of the Code.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Since the only eligible shareholders of the Fund are separate accounts of ONLI, ONLAC and other insurance companies, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

Total Return

Total returns quoted in advertising reflect all aspects of a Portfolio’s investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the Portfolio’s net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no Portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a Portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return,
	n	=	the number of years, and
	ERV	=	the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

The average annual total returns for each of the Portfolios from the inception of the Portfolio and for the one-, five- and ten-year or since inception (if there is not sufficient history) periods ended on December 31, 2018, are as stated below:

Portfolio Performance	One Year	Five Years	Ten Years	From Inception	Inception Date
ON Equity Portfolio*	-13.82%	4.12%	10.95%	—	1/14/1971
ON Bond Portfolio	-3.08%	2.86%	5.33%	—	11/2/1982
ON BlackRock Balanced Allocation Portfolio+	-14.57%	5.48%	10.68%	—	9/10/1984
ON International Equity Portfolio‡	-13.33%	-1.15%	5.63%	—	5/3/1993
ON Foreign Portfolio††	-15.62%	-1.37%	7.75%	—	3/31/1995
ON Capital Appreciation Portfolio	-13.58%	4.06%	12.23%	—	4/30/1994
ON Janus Henderson Forty Portfolio	5.22%	10.90%	14.94%	—	3/31/1995
ON Janus Henderson Venture Portfolio	-6.37%	6.40%	16.76%	—	1/3/1997
ON Janus Henderson Enterprise Portfolio‡‡	-3.21%	5.76%	13.05%	—	1/3/1997
ON ClearBridge Small Cap Portfolio**	-9.24%	5.43%	13.27%	—	5/1/1998

ON S&P 500® Index Portfolio	-4.78%	8.02%	12.60%	—	1/3/1997
ON Federated High Income Bond Portfolio	-3.25%	3.36%	10.02%	—	5/1/1998
ON Federated Strategic Value Dividend Portfolio	-8.45%	6.40%	9.68%	—	5/1/1998
ON Nasdaq-100® Index Portfolio	-0.42%	12.77%	18.66%	—	5/1/2000
ON BlackRock Advantage Large Cap Core Portfolio++	-17.97%	6.46%	12.04%	—	5/1/2002
ON BlackRock Advantage Small Cap Growth Portfolio++	-5.18%	4.14%	11.35%	—	5/1/2002
ON ICON Balanced Portfolio	-10.58%	2.21%	7.21%	—	5/1/2004
ON S&P MidCap 400® Index Portfolio†	-11.45%	3.08%	9.50%	—	11/2/2005
ON BlackRock Advantage Large Cap Growth Portfolio++	-14.88%	7.09%	13.09%	—	5/1/2007
ON Risk Managed Balanced Portfolio	-0.77%	—	—	5.68%	5/1/2014
ON Conservative Model Portfolio	-3.04	—	—	1.14%	3/1/2017
ON Moderately Conservative Model Portfolio	-5.61	—	—	0.49%	3/1/2017
ON Balanced Model Portfolio	-7.77	—	—	-0.16%	3/1/2017
ON Moderate Growth Model Portfolio	-10.14	—	—	-0.38%	3/1/2017
ON Growth Model Portfolio	-11.57	—	—	-0.76%	3/1/2017

* BlackRock Investment Management, LLC assumed management of the ON Equity Portfolio on May 1, 2019. The Portfolio was previously managed by ClearBridge Investments, LLC.

** ClearBridge, LLC assumed management of the ON ClearBridge Small Cap Portfolio on September 25, 2015. The Portfolio was previously managed by Eagle Asset Management, Inc. Effective July 1, 2018, all of ClearBridge, LLC’s rights and obligations under the sub-advisory agreement for the ON ClearBridge Small Cap Portfolio was transferred to an affiliated investment adviser, ClearBridge Investments, LLC.

† Geode Capital Management, LLC assumed management of the ON S&P MidCap 400® Index Portfolio on December 19, 2016. The Portfolio was previously managed by First Trust Advisors L.P.

‡ Lazard Asset Management LLC assumed management of the ON International Equity Portfolio on May 1, 2017. The Portfolio was previously managed by Federated Global Investment Management Corp.

†† Templeton Global Advisors Limited assumed management of the ON Foreign Portfolio on May 1, 2017. The Portfolio was previously managed by Federated Global Investment Management Corp.

‡‡ Janus Capital Management LLC assumed management of the ON Janus Henderson Enterprise Portfolio on May 1, 2018. The Portfolio was previously managed by Goldman Sachs Asset Management, L.P.

+ BlackRock Investment Management, LLC assumed management of the equity component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) on February 1, 2019. The equity component of the Portfolio was previously managed by Suffolk Capital Management, LLC.

++ BlackRock Investment Management, LLC assumed management of the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) and ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio) on February 1, 2019. The Portfolios were previously managed by Suffolk Capital Management, LLC.

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a Portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for each of the Portfolios from the inception of the Portfolio and for the five- and ten-year periods ended on December 31, 2018 (shown as an end-of-period dollar value assuming a hypothetical initial investment of $10,000) were as follows:

	Five Years	Ten Years	Since Inception
ON Equity Portfolio	$12,235	$28,269	—
ON Bond Portfolio	$11,516	$16,802	—
ON BlackRock Balanced Allocation Portfolio	$13,056	$27,595	—
ON International Equity Portfolio	$9,437	$17,288	—
ON Foreign Portfolio	$9,334	$21,091	—
ON Capital Appreciation Portfolio	$12,199	$31,712	—

ON Janus Henderson Forty Portfolio	$16,776	$40,250	—
ON Janus Henderson Venture Portfolio	$13,638	$47,088	—
ON Janus Henderson Enterprise Portfolio	$13,229	$34,088	—
ON ClearBridge Small Cap Portfolio	$13,028	$34,767	—
ON S&P 500® Index Portfolio	$14,705	$32,765	—
ON Federated High Income Bond Portfolio	$11,795	$25,978	—
ON Federated Strategic Value Dividend Portfolio	$13,636	$25,190	—
ON Nasdaq-100® Index Portfolio	$18,235	$55,343	—
ON BlackRock Advantage Large Cap Core Portfolio	$13,673	$31,171	—
ON BlackRock Advantage Small Cap Growth Portfolio	$12,251	$29,305	—
ON ICON Balanced Portfolio	$11,157	$20,068	—
ON S&P MidCap 400® Index Portfolio	$11,638	$24,784	—
ON BlackRock Advantage Large Cap Growth Portfolio	$14,086	$34,226	—
ON Risk Managed Balanced Portfolio	—	—	$12,943
ON Conservative Model Portfolio	—	—	$10,210
ON Moderately Conservative Model Portfolio	—	—	$10,090
ON Balanced Model Portfolio	—	—	$9,970
ON Moderate Growth Model Portfolio	—	—	$9,930
ON Growth Model Portfolio	—	—	$9,860

Independent Registered Public Accounting Firm

KPMG LLP, independent registered public accounting firm with offices at 191 W. Nationwide Boulevard, Suite 500, Columbus, Ohio, serves as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2018. KPMG LLP will perform an annual audit of the Fund’s financial statements. Reports of its activities are provided to the Board. The financial statements in the Annual Report for the fiscal year ended December 31, 2018 have been incorporated by reference in reliance upon such report given upon the authority of KPMG LLP.

Financial Statements

The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2018 has been filed with the Commission. The financial statements in the Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements included in the Annual Report have been audited by the Fund’s independent registered public accounting firm, KPMG LLP, whose report thereon also appears in the Annual Report and is incorporated by reference.

Pending Legal Matters

References to specific Fund portfolios in this section may relate to other series of the Fund not described in this Statement of Additional Information.

In December 2007, the ON S&P 500® Index Portfolio and the ON Federated Strategic Value Dividend Portfolio, shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the ON S&P 500® Index Portfolio and ON Federated Strategic Value Dividend Portfolio was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the ON Federated Strategic Value Dividend Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York.

Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the Creditor Actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action.  On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals. On March 29, 2016, the Court of Appeals affirmed the dismissal and rejected the plaintiffs’ appeal.  On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. The Supreme Court has not yet decided whether to grant certiorari. On April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Court of Appeals or the District Court to consider, among other things, whether the Court of Appeal’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review.  The Second Circuit has not yet provided any specific timing for, or guidance on, next steps.

In the Trustee Action, in 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims.  On January 9, 2017, the Court granted the motion to dismiss the Trustee's actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit Court of Appeals. Because of a procedural issue, however, the plaintiff cannot automatically appeal the decision, but must first obtain permission from the District Court. On January 14, 2019, the District Court held a status conference during which it indicated that the plaintiff would be allowed to file a motion seeking reconsideration of the prior dismissal of the intentional fraudulent transfer claims; the Trustee has not yet filed its motion.  In the meantime, the parties are discussing a potential mediation.   If that fails, the remaining parties involved will engage in limited discovery that should not impact the shareholder defendants.  Under the District Court’s discovery plan, the shareholder defendants should be treated as third parties for discovery purposes.

The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

Appendix - Debt Security Ratings

The Commission has designated five nationally recognized statistical rating organizations: Fitch Investors Service, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corp. (“S&P”), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited (“IBCA”) and Thompson Bankwatch, Inc. (“TBW”). The Adviser may use the ratings of all five such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow Fitch, Moody’s and S&P. IBCA and TBW will only be consulted if fewer than two of the other three rating organizations have given their top rating to a security. Only the ratings of Moody’s, S&P and Fitch will be considered in determining the eligibility of bonds for acquisition by the Fund.

Moody’s Investors Service, Inc. (“Moody’s”)

Commercial Paper:

Moody’s short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations having an original maturity not exceeding one year.

P-1 The Prime-1 (P-1) rating is the highest commercial paper rating assigned by Moody’s. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above for P-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated as Aa by Moody’s are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody’s are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Corp. (“S&P”)

Commercial Paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than one year.

A-1 This is S&P’s highest category and it indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are designated A-1+.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated as A-1.

Bonds:

AAA Bonds rated AAA by S&P are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market prices move with interest rates, and hence provide maximum safety on all counts.

AA Bonds rated AA by S&P also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A Bonds rated A by S&P are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

BBB The BBB or medium grade category is the borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Marketwise, the bonds are more responsive to business and trade conditions than to interest rates. This is the lowest group which qualifies for commercial bank investments.

Debt rated ‘BB.’ ‘B,’ ‘CC,’ and ‘C,’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB Debt rated ‘BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-’ rating.

B Debt rated ‘B’ has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ‘B’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or ‘BB-’ rating.

CCC Debt rated ‘CCC’ has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The ‘CCC’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘B’ or ‘B-” rating.

CC The rating ‘CC’ typically is applied to debt subordinated to senior debt that is assigned an actual or implied ‘CCC’ rating.

C The rating ‘C’ typically is applied to debt subordinated to senior debt that is assigned an actual or implied ‘CCC-’ rating. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating ‘CI’ is reserved for income bonds on which no interest is being paid.

D Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) to show relative standing within the major rating categories.

Fitch Investors Service, Inc. (“Fitch”)

Commercial Paper

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Fitch’s short-term ratings emphasize the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

Bonds

AAA  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA.’ Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated ‘ F-1+.’

A Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. ‘DDD’ represents the highest potential for recovery on these bonds, and ‘D’ represents the lowest potential for recovery.

Note: Fitch ratings (other than ‘AAA.’ ‘DDD,’ ‘DD,’ or ‘D’ categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

Ohio National Fund, Inc.

Form N-1A

Part C

Other Information

Item 28. Exhibits

Exhibits:

(a)(1)	Articles of Restatement of Registrant were filed as Exhibit (a)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 54 on April 25, 2008 and are incorporated by reference herein.

(a)(2)	Supplementary Articles of Registrant are filed herewith as Exhibit 99(a)(2).

(b)	By-laws of the Registrant were filed as Exhibit 99(2) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and are incorporated by reference herein.

(b)(1)	Amended and Restated By-laws of the Registrant were filed as Exhibit 99(b)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and are incorporated by reference herein.

(c)	None.

(d)

Amended and Restated Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., as amended, was filed as Exhibit 99(d) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(d)(1)

Amendment to Investment Advisory Agreement to add the ON Model Portfolios was filed as Exhibit 99(d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(d)(1)(a)

Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc. with respect to the ON Model Portfolios was filed as Exhibit 99(d)(1)(a) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(d)(1)(b)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(d)(1)(c)

Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(c) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(d)(1)(d)	Amendment to Investment Advisory Agreement is filed herewith as Exhibit 99(d)(1)(d).

(d)(2)

Sub-Advisory Agreement as to the ON Capital Appreciation Portfolio between Ohio National Investments, Inc. and Jennison Associates LLC was filed as Exhibit (d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 39, on February 4, 2000 and is incorporated by reference herein.

(d)(2)(a)

Amendment to the Sub-Advisory Agreement between Ohio National Investments, Inc. and Jennison Associates LLC was filed as Exhibit (d)(1)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(d)(3)

Sub-Advisory Agreement as to the ON Federated High Income Bond Portfolio and ON Federated Strategic Value Dividend Portfolio between Ohio National Investments, Inc. and Federated Investment Counseling was filed as Exhibit (5)(j) of the Registrant’s Form N-1A Post-Effective Amendment No. 35 on February 13, 1998 and is incorporated by reference herein.

(d)(3)(a)

Amendment to the Sub-Advisory Agreement between Ohio National Investments, Inc. and Federated Investment Counseling was filed as Exhibit (d)(6)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(d)(3)(b)

Amendment to the Sub-Advisory Agreement between Ohio National Investments, Inc. and Federated Investment Counseling, substituting Federated Investment Management Company as the sub-adviser for the ON Federated High Income Bond Portfolio and substituting Federated Equity Management Company of Pennsylvania as the sub-adviser for the ON Federated Strategic Value Dividend Portfolio was filed as Exhibit (d)(6)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(d)(4)	Amended and Restated Sub-Advisory Agreement as to the ON ClearBridge Small Cap Portfolio between Ohio National Investments, Inc. and ClearBridge Investments, LLC is filed herewith as Exhibit 99(d)(4).

(d)(5)

Sub-Advisory Agreement as to the ON ICON Balanced Portfolio between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit (d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(d)(5)(a)

Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit 99(d)(11)(a) of the Registrant’s Form N-1A, Post-Effective Amendment No. 57 on April 28, 2010 and is incorporated by reference herein.

(d)(6)

Sub-Advisory Agreement between Ohio National Investments, Inc. and AnchorPath Financial LLC as to the ON Risk Managed Balanced Portfolio was filed as Exhibit 99(d)(16) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(d)(7)

Second Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and Janus Capital Management LLC, dated February 10, 2014, was filed as Exhibit 99(d)(17) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(d)(8)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON Nasdaq -100® Index Portfolio was filed as Exhibit 99(d)(19) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(d)(9)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON S&P 500® Index Portfolio was filed as Exhibit 99(d)(20) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(d)(10)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON S&P MidCap 400® Index Portfolio was filed as Exhibit 99(d)(21) on the Registrant’s Form N-1A, Post-Effective Amendment No. 79 on December 19, 2016 and is incorporated by reference herein.

(d)(11)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Lazard Asset Management LLC as to the ON International Equity Portfolio was filed as Exhibit 99(d)(16) of Registrant’s Form N-1A, Post-Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(d)(12)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Templeton Global Advisors Limited as to the ON Foreign Portfolio was filed as Exhibit 99(d)(17) of Registrant’s Form N-1A, Post-Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(d)(13)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Janus Capital Management LLC as to the ON Janus Henderson Venture Portfolio was filed as Exhibit 99(d)(18) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(d)(14)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Janus Capital Management LLC as to the ON Janus Henderson Forty Portfolio was filed as Exhibit 99(d)(19) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(d)(15)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Janus Capital Management LLC as to the ON Risk Managed Balanced Portfolio was filed as Exhibit 99(d)(20) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(d)(16)

Sub-Advisory Agreement between Ohio National Investments, Inc. and Janus Capital Management LLC as to the ON Janus Henderson Enterprise Portfolio was filed as Exhibit 99(d)(21) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(d)(17)

Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio) is filed herewith as Exhibit 99(d)(17).

(d)(18)

Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio) is filed herewith as Exhibit 99(d)(18).

(d)(19)

Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio) is filed herewith as Exhibit 99(d)(19).

(d)(20)

Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) is filed herewith as Exhibit 99(d)(20).

(d)(21)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON Equity Portfolio is filed herewith as Exhibit 99(d)(21).

(g)

Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit (g)(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(g)(1)

Custody Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(1) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(h)

Transfer Agency Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC (now called U.S. Bancorp Fund Services, LLC) was filed as Exhibit (h)(2) of the Registrant’s Form N-1A, Post-Effective Amendment No. 41, on April 9, 2001 and is incorporated by reference herein.

(h)(1)

Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant’s Form N-1A, Post-Effective Amendment No. 31, on March 31, 1996 and is incorporated by reference herein.

(h)(2)

Master Repurchase Agreement between the Registrant and Star Bank, N.A. (now called U.S. Bank, N.A.) was filed as Exhibit (9)(c) of the Registrant’s Form N-1A, Post-Effective Amendment No. 33, on April 25, 1997 and is incorporated by reference herein.

(h)(3)

Services Agreement for the ON International Equity Portfolio between the Registrant and Interactive Data Corporation was filed as Exhibit (9)(e) of the Registrant’s Form N-1A, Post-Effective Amendment No. 23, on October 29, 1993 and is incorporated by reference herein.

(h)(4)

Partial Fund Administration Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(7) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(h)(5)

Fund Accounting Servicing Agreement the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(7) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(h)(6)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(9) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(7)

Second Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(10) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(8)

Third Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(11) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(9)

Second Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(12) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(10)

Third Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(13) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(11)

Fourth Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(14) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(12)

Third Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(15) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(13)

Fourth Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(16) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(14)

Fifth Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(17) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(h)(15)

Administrative Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(15) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(h)(16)

Class Action Services Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(d)(16) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(i)(1)	Opinion and Consent of Thompson Hine LLP is filed herewith as Exhibit 99(i)(1).

(j)(1)

Investment letter for the initial subscription of capital stock of the Registrant’s ON International Equity Portfolio was filed as Exhibit (13) of the Registrant’s Form N-1A, Post-Effective Amendment No. 22, on April 22, 1993 and is incorporated by reference herein.

(j)(2)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit 99(j)(2).

(p)(1)

Registrant’s Code of Ethics for President and Treasurer (pursuant to Sarbanes-Oxley Act), adopted November 18, 2003, was filed as Exhibit (P)(1) to Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(p)(2)

Registrant’s Code of Ethics, as amended January, 2009, was filed as Exhibit 99(p)(2) to Registrant’s Form N-1A, Post-Effective Amendment No. 56 on April 24, 2009 and is incorporated by reference herein.

(p)(3)	Adviser’s Code of Ethics, as amended January, 2009, was filed as Exhibit 99(p)(3) to Registrant’s Form N-1A, Post-Effective Amendment No. 56 on April 24, 2009 and is incorporated by reference herein.

(24)	Powers of Attorney are filed herewith as Exhibit (24).

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is an affiliate of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, SMLLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Item 30. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant’s By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant’s By-laws and Section 2-418 of the Maryland General Corporation Law.

The Registrant may maintain a standard and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Directors and officers, and could cover its adviser and its affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Adviser and Subadvisers

Information related to the Registrant’s investment adviser (Ohio National Investments, Inc.) and each of the subadvisers retained by the investment adviser for the management of the Registrant’s portfolios is contained in the registration statement currently on file with the Commission for each such entity on Form ADV and is incorporated herein by reference. The file numbers of the investment adviser and each subadviser are listed below:

Investment Adviser or Subadviser	File No.
Ohio National Investments, Inc.	801-51396
Federated Equity Management Company of Pennsylvania	801-62501
Federated Investment Management Company	801-34612
Geode Capital Management, LLC	801-61117
ICON Advisers, Inc.	801-38868
Jennison Associates LLC	801-05608
Janus Capital Management LLC	801-13991
ClearBridge Investments, LLC	801-18115
BlackRock Investment Management, LLC	801-56972
AnchorPath Financial, LLC	801-79380
Templeton Global Advisors Limited	801-42343
Lazard Asset Management LLC	801-61701

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a) Journals and other records of original entry:

State Street Bank and Trust Company

(“State Street”)

801 Pennsylvania Street

Kansas City, Missouri 64105

(b) General and auxiliary ledgers:

Fund Services and State Street

(c) Securities records for portfolio securities:

Fund Services and State Street

(d)Corporate charter (Articles of Incorporation), By-Laws and Minute Books:

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(e) Records of brokerage orders:

The Adviser

(f) Records of other portfolio transactions:

The Adviser

(g) Records of options:

The Adviser

(h) Records of trial balances:

Fund Services and The Adviser

(i) Quarterly records of allocation of brokerage orders and commissions:

The Adviser

(j) Records identifying persons or group authorizing portfolio transactions:

The Adviser

(k) Files of advisory materials

The Adviser

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 25th day of April, 2019.

Ohio National Fund, Inc.

By: /s/ Michael J. DeWeirdt

Michael J. DeWeirdt, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. DeWeirdt	President (Principal Executive Officer)	April 25, 2019

Michael J. DeWeirdt

*/s/ John J. Palmer	Director	April 25, 2019

John J. Palmer

/s/ R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	April 25, 2019

R. Todd Brockman

*/s/ Geoffrey Keenan	Director	April 25, 2019

Geoffrey Keenan

*/s/ Madeleine W. Ludlow	Director	April 25, 2019

Madeleine W. Ludlow

*/s/ Lawrence L. Grypp	Director	April 25, 2019

Lawrence L. Grypp

*/s/ George M. Vredeveld	Director	April 25, 2019

George M. Vredeveld

*/s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in fact pursuant to Powers of Attorney.

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(a)(2)	Supplementary Articles of Registrant
99(d)(1)(d)	Amendment to Investment Advisory Agreement
99(d)(4)	Amended and Restated Sub-Advisory Agreement between Ohio National Investments, Inc. and ClearBridge Investments, LLC as to the ON ClearBridge Small Cap Portfolio
99(d)(17)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio)
99(d)(18)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio)
99(d)(19)

Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio)

99(d)(20)

Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio)

99(d)(21)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON Equity Portfolio
99(i)(1)	Opinion and Consent of Thompson Hine LLP
99(j)(2)	Consent of Independent Registered Public Accounting Firm
(24)	Powers of Attorney